                         Prospectus
--------------------------------------------------------------------------------

AIM EQUITY               AIM CHARTER FUND, AIM WEINGARTEN FUND and AIM
FUNDS, INC.              CONSTELLATION FUND (collectively, the "Funds") are
                         three investment portfolios comprising series of AIM
INSTITUTIONAL            Equity Funds, Inc. (the "Company"), an open-end,
CLASSES                  series, management investment company. Each Fund offers
                         different classes of shares. The Company also offers
AIM CHARTER              shares of another investment portfolio, AIM Aggressive
FUND                     Growth Fund ("Aggressive Growth"). Shares of Aggressive
                         Growth and other classes of the Funds are sold pursuant
AIM WEINGARTEN           to separate prospectuses. This Prospectus relates
FUND                     solely to the Institutional Classes of the Funds.

AIM CONSTELLATION        AIM CHARTER FUND is a diversified portfolio which seeks
FUND                     to provide growth of capital, with current income as a
JANUARY 2, 1996          Fund invests primarily in dividend-paying common stocks
                         which have prospects for both growth of capital and dividend income.

                         AIM WEINGARTEN FUND is a diversified portfolio which seeks to provide growth of capital through investments primarily in common stocks of leading U.S. companies considered by management to have strong earnings momentum.

                         AIM CONSTELLATION FUND is a diversified portfolio which seeks to provide capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies.

                              Shares of the Institutional Classes of the Funds
                         are offered exclusively to clients of banks and other financial institutions. All shares of common stock of the Institutional Classes of the Funds are sold and redeemed without any purchase or redemption charges imposed by the Funds. Banks and other financial institutions may charge a recordkeeping, account maintenance or other fee to their customers. Fund Management Company is the distributor of the shares of common stock of the Institutional Classes of the Funds.

                              This Prospectus sets forth concisely the
                         information about the Funds that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated January 2, 1996, has been filed with the United States Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Company at the address shown below.

                              THE FUNDS' SHARES ARE NOT DEPOSITS OR OBLIGATIONS
                         OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUNDS' SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                              THESE SECURITIES HAVE NOT BEEN APPROVED OR
                         DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[LOGO APPEARS HERE]

11 Greenway Plaza
Suite 1919
Houston, Texas 77046-1173
(800) 659-1005

                                    SUMMARY

THE FUNDS AND THEIR INVESTMENT OBJECTIVES

  AIM Equity Funds, Inc. (the "Company") is a Maryland corporation organized as an open-end, diversified, series, management investment company. Currently, the Company offers four series comprising four separate investment portfolios, three of which are offered pursuant to this Prospectus: AIM Charter Fund ("Charter"), AIM Weingarten Fund ("Weingarten") and AIM Constellation Fund ("Constellation") (collectively, the "Funds"), each of which pursues unique investment objectives. The investment objectives of Charter are to seek growth of capital with current income as a secondary objective. To accomplish its objectives, Charter invests a substantial portion of its assets in dividend-paying common stocks. The investment objective of Weingarten is to provide growth of capital through investments primarily in common stocks of leading U.S. companies considered by management to have strong earnings momentum. The investment objective of Constellation is to seek capital appreciation primarily through investments in common stocks with emphasis on medium-sized and smaller emerging growth companies. There is no assurance that the investment objective of any of the Funds will be achieved. For more complete information on each Funds' investment policies, see "Investment Programs."

  Each Fund offers different classes of shares, designed to meet the needs of different categories of investors. The Institutional Classes are offered exclusively to clients of banks and other institutions. This Prospectus relates only to the Institutional Classes of the Funds. The Company offers the other classes of the Funds pursuant to separate prospectuses. The other classes of shares of the Funds have different sales charges and expenses which affect performance. For more information about the other classes of the Funds call
(713) 626-1919, Extension 5001 (in Houston) or (800) 347-4246 (elsewhere). See
"General Information."

  The assets of each Fund are invested in a separate portfolio. The classes of shares of each Fund share a common investment objective and portfolio of investments. The income from the investment portfolio of a Fund is allocated to each class of the Fund based on the net assets of such class as of the close of business on the previous business day, as adjusted for current day's shareholder activity. Each class bears proportionately those expenses, such as the advisory fee, that are allocated to the Fund as a whole and bears separately certain expenses, such as those associated with the distribution of their shares. Consequently, the amounts available for payment of dividends and the net asset value per share of each class will vary. See "General Information."

INVESTMENT ADVISOR

  A I M Advisors, Inc. ("AIM") serves as each Fund's investment advisor pursuant to a Master Investment Advisory Agreement (the "Master Advisory Agreement"). AIM acts as manager or advisor to 37 investment company portfolios. As of December 1, 1995, the total assets of the investment company portfolios advised or managed by AIM or its affiliates were approximately $41.2 billion. Under the Master Advisory Agreement dated as of October 18, 1993, AIM receives a fee for its services based on each Fund's average daily net assets. Under the Master Administrative Services Agreement (the "Master Administrative Services Agreement") dated as of October 18, 1993, between the Company and AIM, AIM may receive reimbursement of its costs to perform certain accounting, shareholder servicing and other administrative services to the Funds. Under a Transfer Agency and Service Agreement, A I M Institutional Fund Services, Inc. ("Transfer Agent" or "AIFS"), AIM's wholly-owned subsidiary and a registered transfer agent, receives a fee for its provision of transfer agency, dividend distribution and disbursement, and shareholder services to the Institutional Classes of the Funds. Under the Master Sub-Advisory Agreement (the "Master Sub-Advisory Agreement") dated as of October 18, 1993, between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM Capital, a wholly-owned subsidiary of AIM, serves as sub-advisor to the Funds and receives compensation equal to 50% of the amount paid by the Funds to AIM. The total advisory fees paid by the Funds are higher than those paid by many other investment companies of all sizes and investment objectives. However, the effective fee paid by the Funds at their respective current size is lower than the fees paid by many other funds with similar investment objectives. See "Management."

INVESTORS IN THE FUNDS

  The Institutional Classes of the Funds are designed to be convenient and economical vehicles in which institutions, particularly banks, acting for themselves or in a fiduciary or other similar capacity, can invest in a portfolio of equity securities. See "Suitability for Investors."

SHARE PURCHASE

  Shares of the Institutional Class of each Fund are offered by this Prospectus at their respective net asset value without a sales charge. The minimum initial investment in any of the Funds is $100,000. There is no minimum amount for subsequent investments. See "Purchase of Shares."

SHARE REDEMPTION

  Redemptions may be made at any time without charge at net asset value. Redemption orders received prior to 4:00 p.m. Eastern time will be confirmed at the price next determined as of that day. See "Redemption of Shares."

DISTRIBUTIONS

  The Funds currently declare and pay dividends from net investment income, if any, on a quarterly basis with respect to Charter and on an annual basis with respect to Weingarten and Constellation. Each Fund makes distributions of realized capital gains, if any, on an annual basis. See "Dividends and Distributions."

DISTRIBUTOR

  Fund Management Company ("FMC") acts as the exclusive distributor of the shares of the Institutional Classes of the Funds. FMC does not receive any fee from the Funds. See "Management."

  The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK and AIM Institutional Funds are registered service marks of A I M Management Group Inc.

                           TABLE OF FEES AND EXPENSES

  The following table is designed to help an investor in the Institutional Class of any of the Funds understand the various costs that an investor will bear, both directly and indirectly. The fees and expenses of the Funds set forth in the table are based on the actual average net assets of each Fund for its 1995 fiscal year.

                                                        CHARTER     WEINGARTEN   CONSTELLATION
                                                        -------     ----------   -------------
    Shareholder Transaction Expenses (Institutional
      Class)
      Maximum sales load imposed on purchase of shares
         (as a percentage of offering price)............  None         None         None
      Maximum sales load imposed on reinvested dividends
         and distributions..............................  None         None         None
      Deferred sales load...............................  None         None         None
      Redemption fees...................................  None         None         None
      Exchange fee......................................  None         None         None
    Annual Fund Operating Expenses (Institutional Class)
      (as a percentage of average net assets)
      Management fee (after fee waiver).................  .64%         .61%         .62%
      Distribution fees.................................  None         None         None
      Other expenses....................................  .10%         .09%         .04%
                                                          ----         ----         ----
      Total fund operating expenses.....................  .74%         .70%         .66%
                                                          ====         ====         ====

  Weingarten's and Constellation's investment advisor is currently waiving a portion of its fees. Had there been no fee waivers during the year, management fees would have been 0.63% and 0.63% of average net assets. There can be no assurance that any future waivers of fees (if any) will not vary from the figures reflected in the fee table. Beneficial owners of shares of the Funds should also consider the effect of any charges imposed by the institution maintaining their accounts.

EXAMPLE

  An investor in each of the Funds would pay the following expenses on a $1,000 investment, assuming (a) a 5% annual return and (b) redemption at the end of each time period:

                                                           CHARTER   WEINGARTEN  CONSTELLATION
                                                           -------   ----------  -------------
          1 year...........................................  $ 8         $ 7         $ 7
          3 years..........................................  $24         $22         $21
          5 years..........................................  $41         $39         $37
         10 years..........................................  $92         $87         $82

  THE EXAMPLES SHOWN IN THE ABOVE TABLE SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE PERFORMANCE AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN ADDITION, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, A FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN THAT IS GREATER OR LESS THAN 5%. THE EXAMPLES ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND THAT THE PERCENTAGE AMOUNTS FOR TOTAL FUND OPERATING EXPENSES REMAIN THE SAME FOR EACH YEAR.

                              FINANCIAL HIGHLIGHTS

  Shown below are the per share data, ratios and supplemental data (collectively, "data") for the fiscal years ended October 31, 1995, 1994, 1993, 1992 and the period July 30, 1991 (date operations commenced) through October 31, 1991, for the Institutional Class of Charter, for the fiscal years ended October 31, 1995, 1994, 1993, 1992 and the period October 8, 1991 (date operations commenced) through October 31, 1991, for the Institutional Class of Weingarten and for the fiscal years ended October 31, 1995, 1994, 1993 and the period April 8, 1992 (date operations commenced) through October 31, 1992, for the Institutional Class of Constellation. The data with respect to the Institutional Class of Charter for the fiscal years ended October 31, 1995 and 1994 has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report thereon appears in the Statement of Additional Information and is available upon request. The data with respect to the Institutional Class of Charter for the periods prior to the October 31, 1994 fiscal year has been audited by Tait, Weller & Baker, independent auditors, whose unqualified report thereon appears in the Statement of Additional Information and is available upon request. The data with respect to the Institutional Classes of Weingarten and Constellation have been derived from financial statements audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report thereon appears in the Statement of Additional Information and is available upon request.

   (PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                AIM CHARTER FUND



                                                                                      JULY 30, 1991
                                                    YEAR ENDED OCTOBER 31,              THROUGH
                                           -----------------------------------------   OCTOBER 31,
                                            1995         1994       1993       1992      1991
                                           -------      -------    -------    ------    ------
Net asset value, beginning of period.....  $  8.93      $  9.48    $  8.38    $ 8.42    $ 7.92
Income from investment operations:
  Net investment income..................     0.23         0.25       0.19      0.20      0.05
  Net gains (losses) on securities (both
     realized and unrealized)............     2.07        (0.44)      1.23      0.16      0.45
                                           -------      -------    -------    ------    ------
  Total from investment operations.......     2.30        (0.19)      1.42      0.36      0.50
                                           -------      -------    -------    ------    ------
Less distributions:
  Dividends from net investment income...    (0.24)       (0.20)     (0.32)    (0.17)       --
  Distributions from capital gains.......    (0.33)       (0.16)        --     (0.23)       --
                                           -------      -------    -------    ------    ------
  Total distributions....................    (0.57)       (0.36)     (0.32)    (0.40)       --
                                           -------      -------    -------    ------    ------
Net asset value, end of period...........  $ 10.66      $  8.93    $  9.48    $ 8.38    $ 8.42
                                           =======      =======    =======    ======    ======
Total return(a)..........................    27.45%       (2.02)%    17.39%     4.53%     6.31%
                                           =======      =======    =======    ======    ======
Ratios/supplemental data:
  Net assets, end of period (000s
     omitted)............................  $25,538      $21,840    $24,196    $7,800    $  775
                                           =======      =======    =======    ======    ======
  Ratio of expenses to average net
     assets..............................     0.74%(b)     0.73%      0.79%     0.87%     1.00%(c)
                                           =======      =======    =======    ======    ======
  Ratio of net investment income to
     average net assets..................     1.98%(b)     2.76%      2.26%     2.44%     2.43%(c)
                                           =======      =======    =======    ======    ======
  Portfolio turnover rate................      161%         126%       144%       95%      144%
                                           =======      =======    =======    ======    ======

---------------

(a) For periods less than one year, total returns are not annualized.

(b) Ratios are based on average net assets of $21,840,593.

(c) Annualized.

                              AIM WEINGARTEN FUND

                                                                                        OCTOBER
                                                                                        8, 1991
                                                                                        THROUGH
                                                  YEAR ENDED OCTOBER 31,                OCTOBER
                                       --------------------------------------------       31,
                                        1995         1994        1993        1992        1991
                                       -------      -------     -------     -------     ------
Net asset value, beginning of
  period.............................  $ 17.94      $ 17.69     $ 16.73     $ 15.77     $15.15
Income from investment operations:
  Net investment income..............     0.10         0.17        0.16        0.14       0.01
  Net gains (losses) on securities
     (both realized and
     unrealized).....................     4.35         0.58        0.93        0.99       0.61
                                       -------      -------     -------     -------     ------
  Total from investment operations...     4.45         0.75        1.09        1.13       0.62
                                       -------      -------     -------     -------     ------
Less distributions:
  Dividends from net investment
     income..........................    (0.13)       (0.17)      (0.13)      (0.08)        --
  Distributions from net realized
     capital gains...................    (1.78)       (0.33)         --       (0.09)        --
                                       -------      -------     -------     -------     ------
  Total distributions................    (1.91)       (0.50)      (0.13)      (0.17)        --
                                       -------      -------     -------     -------     ------
Net asset value, end of period.......  $ 20.48      $ 17.94     $ 17.69     $ 16.73     $15.77
                                       ========     ========    ========    ========    =======
Total return(a)......................    28.69%        4.37%       6.53%       7.16%      4.09%
                                       ========     ========    ========    ========    =======
Ratios/supplemental data:
  Net assets, end of period (000s
     omitted)........................  $54,332      $40,486     $39,821     $16,519     $3,926
                                       ========     ========    ========    ========    =======
  Ratio of expenses to average net
     assets..........................     0.70%(b)     0.65%       0.78%       0.82%      0.90%(c)
                                       ========     ========    ========    ========    =======
  Ratio of net investment income to
     average net assets..............     0.45%(b)     1.00%       0.97%       0.91%      1.00%(c)
                                       ========     ========    ========    ========    =======
  Portfolio turnover rate............      139%         136%        109%         37%        46%
                                       ========     ========    ========    ========    =======
Borrowings for the period:
  Amount of debt outstanding at end
     of period (000s omitted)........       --           --          --          --         --
  Average amount of debt outstanding
     during the period (000s
     omitted(d)......................  $     6           --          --          --         --
  Average number of shares
     outstanding during the period
     (000s omitted)(d)...............    2,526        2,256       1,826         707        249
  Average amount of debt per share
     during period...................  $0.0024           --          --          --         --


(a) For periods less than one year, total returns are not annualized.

(b) After waiver of advisory fees. Ratios of expenses and net investment income to average net assets prior to waiver of advisory fees were 0.72% and 0.43%, respectively. Ratios are based on average net assets of $45,368,533.

(c) Annualized.

(d) Averages computed on a daily basis.
---------------

                             AIM CONSTELLATION FUND



                                                                                       APRIL 8,
                                                              YEAR ENDED                1992
                                                             OCTOBER 31,               THROUGH
                                                   --------------------------------  DECEMBER 31,
                                                     1995         1994       1993       1992
                                                   --------      -------    -------    ------
Net asset value, beginning of period.............  $  18.49      $ 17.13    $ 13.27    $12.29
Income from investment operations:
  Net investment income (loss)...................      0.02         0.03         --     (0.01)
  Net gains (losses) on securities (both realized
     and unrealized).............................      6.06         1.33       3.86      0.99
                                                   --------      -------    -------    ------
  Total from investment operations...............      6.08         1.36       3.86      0.98
                                                   --------      -------    -------    ------
Less distributions:
  Dividends from net investment income...........        --           --         --        --
  Distributions from capital gains...............     (0.52)          --         --        --
                                                   --------      -------    -------    ------
  Total distributions............................     (0.52)          --         --        --
                                                   --------      -------    -------    ------
Net asset value, end of period...................  $  24.05      $ 18.49    $ 17.13    $13.27
                                                   =========     ========   ========   =======
Total return(a)..................................     34.09%        7.94%     29.09%     7.97%
                                                   =========     ========   ========   =======
Ratios/supplemental data:
  Net assets, end of period (000s omitted).......  $138,918      $39,847    $12,338    $3,087
                                                   =========     ========   ========   =======
  Ratio of expenses to average net assets........      0.66%(b)     0.69%      0.87%     0.91%(c)
                                                   =========     ========   ========   =======
  Ratio of net investment income (loss) to
     average net assets..........................      0.18%(b)     0.36%      0.04%    (0.12)%(c)
                                                   =========     ========   ========   =======
  Portfolio turnover rate........................        45%          79%        70%       62%
                                                   =========     ========   ========   =======

---------------

(a) For periods less than one year, total returns are not annualized.

(b) After waiver of advisory fees. Ratios of expenses and net investment income to average net assets prior to waiver of advisory fees were 0.68% and 0.16%, respectively. Ratios are based on average net assets of $78,053,151.

(c) After expense reimbursements. Annualized.

                           SUITABILITY FOR INVESTORS

  The Institutional Classes of the Funds are intended for use by institutions, particularly banks, acting for themselves or in a fiduciary or similar capacity. Shares of the Institutional Classes of the Funds are available for collective and common trust funds of banks, banks investing for their own account and banks investing for the account of a public entity (e.g., Taft-Hartley funds, states, cities, or government agencies) which does not pay commissions or distribution fees. Prospective investors should determine if an investment in the Funds is consistent with the objectives of an account and with applicable state and federal laws and regulations. FMC will review each application for purchase of the Institutional Classes and reserves the right to reject any order to purchase based upon a review of the suitability of the investor.

  The Institutional Classes of the Funds are designed to be convenient and economical vehicles in which institutions can invest in a portfolio of equity securities. An investment in the Funds may relieve the institution of many of the investment and administrative burdens encountered when investing in equity securities directly. These include: selection and diversification of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own sub-accounting.

                              INVESTMENT PROGRAMS

  Each of the Funds has its own investment objectives and investment program. There can, of course, be no assurance that any Fund will in fact achieve its objectives since all investments are inherently subject to market risks. The Board of Directors of the Company reserves the right to change any of the investment policies, strategies or practices of any of the Funds, as described in this Prospectus and the Statement of Additional Information, without shareholder approval, except in those instances where shareholder approval is expressly required.

  Each of the Funds may invest, for temporary or defensive purposes, in investment grade (high quality) corporate bonds, commercial paper, or U.S. Government obligations. In addition, a portion of each Fund's assets may be held, from time to time, in cash, repurchase agreements, or other debt securities, when such positions are deemed advisable in light of economic or market conditions.

AIM CHARTER FUND

  The primary investment objective of Charter is to seek growth of capital, with current income as a secondary objective. Although the amount of Charter's current income will vary from time to time, it is anticipated that the current income realized by Charter will generally be greater than that realized by mutual funds whose sole objective is growth of capital. Charter seeks to achieve its objective by investing primarily in common stocks of companies believed by management to have the potential for above average growth in revenues and earnings. The Fund may satisfy the foregoing requirement in part through the ownership of securities which are convertible into, or exchangeable for, common stocks. Generally, at least 80% of Charter's investments will be in interest, income or dividend paying stocks.

AIM WEINGARTEN FUND

  The investment objective of Weingarten is to seek growth of capital principally through investment in common stocks of seasoned and better capitalized companies. Current income will not be an important criterion of investment selection, and any such income should be considered incidental. It is anticipated that common stocks will be the principal form of investment by the Fund. Weingarten's portfolio is primarily comprised of securities of two basic categories of companies: (a) "core" companies, which Fund management considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and (b) "earnings acceleration" companies which Fund management believes are currently enjoying a dramatic increase in profits. See "Investment Program and Restrictions" in the Statement of Additional Information.

AIM CONSTELLATION FUND

  The investment objective of Constellation is to seek capital appreciation. Constellation aggressively seeks to increase shareholders' capital by investing principally in common stocks, with emphasis on medium-sized and smaller emerging growth companies. Management of the Fund will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes that should enhance such companies' prospects for future growth in earnings. As a result of this policy, the market prices of many of the securities purchased and held by the Fund may fluctuate widely. Any income received from securities held by the Fund will be incidental, and an investor should not consider a purchase of shares of the Fund as equivalent to a complete investment program. Constellation's portfolio is primarily comprised of securities of two basic categories of companies: (a) "core" companies, which Fund management considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and (b) "earnings acceleration" companies which Fund management believes are currently enjoying a dramatic increase in profits. See "Certain Investment Strategies and Policies" and "Investment Restrictions" below and "Investment Program and Restrictions" in the Statement of Additional Information.

CERTAIN INVESTMENT STRATEGIES AND POLICIES

  In pursuit of its objectives and policies, each of the Funds may employ one or more of the following strategies in order to enhance investment results:

  REPURCHASE AGREEMENTS. Each of the Funds may enter into repurchase agreements. A repurchase agreement is an instrument under which the Fund acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

  STOCK INDEX FUTURES CONTRACTS. Each of the Funds may purchase and sell stock index futures contracts as a hedge against changes in market conditions. A stock index futures contract is an agreement pursuant to which two parties agree to take delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. Charter, Constellation and Weingarten will only enter into domestic stock index futures. No physical delivery of the underlying stocks in the index is made. Each of the Funds will only enter into futures contracts as a hedge against changes resulting from market conditions in the values of the securities held or which the Fund intends to purchase. Generally, a Fund may elect to close a position in a futures contract by taking an opposite position which will operate to terminate the Fund's position in the futures contract. See the Statement of Additional Information for a description of the Funds' investments in futures contracts, including certain related risks. The Funds may each purchase or sell futures contracts if, immediately thereafter, the sum of the amount of margin deposits and premiums on open positions with respect to futures contracts would not exceed 5% of the market value of a Fund's total assets.

  WRITING COVERED CALL OPTION CONTRACTS. Each of Weingarten and Constellation may write (sell) covered call options. The purpose of such transactions is to hedge against changes in the market value of a Fund's portfolio securities caused by fluctuating interest rates, fluctuating currency exchange rates and changing market conditions, and to close out or offset existing positions in such options or futures contracts as described below. None of the Funds will engage in such transactions for speculative purposes.

  Constellation and Weingarten may each write (sell) call options, but only if such options are covered and remain covered as long as the Fund is obligated as a writer of the option (seller). A call option is "covered" if a Fund owns the underlying security covered by the call. If a "covered" call option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option is exercised, the writer realizes either a gain or loss from the sale or purchase of the underlying security with the proceeds to the writer being increased by the amount of the premium. Prior to its expiration, a call option may be closed out by means of a purchase of an identical option. Any gain or loss from such transaction will depend on whether the amount paid is more or less than the premium received for the option plus related transaction costs.

  Options are subject to certain risks, including the risk of imperfect correlation between the option and a Fund's other investments and the risk that there might not be a liquid secondary market for the option when the Fund seeks to hedge against adverse market movements. In general, options whose strike prices are close to their underlying securities' current values will have the highest trading value, while options whose strike prices are further away may be less liquid. The liquidity of options may also be affected if options exchanges impose trading halts, particularly when markets are volatile.

  The investment policies of each of Weingarten and Constellation permit the writing of call options on securities comprising no more than 25% of the value of each Fund's net assets. Each Fund's policies with respect to the writing of call options may be changed by the Company's Board of Directors, without shareholder approval.

  ILLIQUID SECURITIES. None of the Funds will invest more than 15% of their net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days.

  RULE 144A SECURITIES. Each of the Funds may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). These securities are sometimes referred to as private placements. Although securities which may be resold only to "qualified institutional buyers" in accordance with the provisions of Rule 144A under the 1933 Act are unregistered securities, the Funds may each purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above under "Illiquid Securities," provided that a determination is made that such securities have a readily available trading market. AIM will determine the liquidity of Rule 144A securities under the supervision of the Company's Board of Directors. The liquidity of Rule 144A securities will be monitored by AIM and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, a Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

  FOREIGN SECURITIES. To the extent consistent with their respective investment objectives, each of the Funds may invest in foreign securities. It is not anticipated that such foreign securities, which may be payable in foreign currencies and traded abroad, will constitute more than 20% of the value of the Funds' total assets. For purposes of calculating such limitation, American Depository Receipts, European Depository Receipts and other securities representing underlying securities of foreign issuers are treated as foreign securities. To the extent a Fund invests in securities denominated in foreign currencies, each Fund bears the risk of changes in the exchange rates between U.S. currency and the foreign currency, as well as the availability and status of foreign securities markets. These securities will be marketable equity securities (including common and preferred stock, depositary receipts for stock and fixed income or equity securities exchangeable for or convertible into stock) of foreign companies which, with their predecessors, have been in continuous operation for three years or more and which generally are listed on a recognized foreign securities exchanges or traded in a foreign over-the-counter market. Each of the Funds may also invest in foreign securities listed on recognized U.S. securities exchanges or traded in the U.S. over-the-counter market. Such foreign securities may be issued by foreign companies located in developing countries in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle. As compared to investment in the securities markets of developed countries, investment in the securities markets of developing countries involves exposure to markets that may have substantially less trading volume and greater price volatility, economic structures that are less diverse and mature, and political systems that may be less stable. For a discussion of the risks pertaining to investments in foreign obligations, see "Risk Factors" below.

  RISK FACTORS REGARDING FOREIGN SECURITIES. Investments by a Fund in foreign securities, including Eurodollar, Yankee dollar and other foreign obligations, may entail all of the risks set forth below. Investments by a Fund in ADRs may entail certain political and economic risks and regulatory risks as set forth below.

  Currency Risk. The value of each Fund's foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

  Political and Economic Risk. The economies of many of the countries in which the Funds may invest are not as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of each Fund's investments.

  Regulatory Risk. Foreign companies are not registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

  Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

  PORTFOLIO TURNOVER. Any particular security will be sold, and the proceeds reinvested, whenever such action is deemed prudent from the viewpoint of a Fund's investment objectives, regardless of the holding period of that security. Each Fund's historical portfolio turnover rates are included in the Financial Highlights tables above. A higher rate of portfolio turnover may result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in a higher rate of net realized capital gains to a Fund, the portion of the Fund's distributions constituting taxable capital gains may increase.

  The investment objectives and policies stated above are not fundamental policies of the Funds and may be changed by the Board of Directors of the Company without shareholder approval. Shareholders will be notified before any material change in the investment policies stated above become effective.

INVESTMENT RESTRICTIONS

  Each of the Funds has adopted a number of investment restrictions, including the following:

  BORROWING. Each of the Funds may borrow money to a limited extent from banks (including the Funds' custodian bank) for temporary or emergency purposes. Charter and Weingarten may each borrow amounts of up to 10% of their respective total assets and may each pledge amounts of up to 20% of their respective total assets to secure such borrowings. Currently, Charter, Weingarten and Constellation each have a committed credit facility with Chemical Bank. Constellation may borrow amounts to purchase or carry securities only if, immediately after such borrowing, the value of its assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings.

  In addition to the ability to borrow money for temporary or emergency purposes, Constellation may, but has no current intention to, borrow money from banks to purchase or carry securities. The amount of such borrowings is limited by provisions of the Investment Company Act of 1940 (the "1940 Act"). Any investment gains made by Constellation with the borrowed monies in excess of interest paid by the Fund will cause the net asset value of the Fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased with the proceeds of such borrowings fails to cover the interest paid on the money borrowed by the Fund, the net asset value of the Fund will decrease faster than would otherwise be the case. This speculative factor is known as "leveraging."

  LENDING OF FUND SECURITIES. Each of the Funds may also lend its portfolio securities in amounts up to 33 1/3% of the total assets of the respective Funds. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

  The foregoing investment restrictions are matters of fundamental policy and may not be changed without shareholder approval. For additional investment restrictions applicable to the Funds, see the Statement of Additional Information.

                               PURCHASE OF SHARES

  Shares of the Institutional Classes of the Funds are sold on a continuing basis at their respective net asset values. Although no sales charge is imposed in connection with the purchase of shares, banks or other financial institutions may charge a recordkeeping, account maintenance or other fee to their customers, and beneficial holders of shares of the Funds should consult with such institutions to obtain a schedule of such fees. In order to maximize its income, each Fund attempts to remain as fully invested as practicable. Accordingly, in order to be accepted for execution, purchase orders must be submitted in proper form and received by FMC prior to 4:00 p.m. Eastern Time on a business day of the Funds, and such orders will be confirmed at the net asset value determined as of the close of that day ("trade date"). A "business day of the Funds" means any day on which the New York Stock Exchange is open for trading. It is expected that the New York Stock Exchange will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the New York Stock Exchange.

  In accordance with the current rules and regulations of the SEC, the net asset value of a Fund share is determined once daily as of 4:00 p.m. Eastern Time on each business day of the Funds by dividing the value of the Fund's securities, cash and other assets (including accrued expenses but excluding capital and surplus), by the number of shares outstanding. In the event the New York Stock Exchange closes early (i.e., before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the New York Stock Exchange on such day. For purposes of determining net asset value per share, futures and options contract closing prices which are available 15 minutes after the close of trading of the New York Stock Exchange will generally be used. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

  Payments for shares purchased must be in the form of federal funds or other funds immediately available to the Funds and must be made on the "settlement date," which shall be the next business day of the Funds following the trade date. Federal Reserve wires should be sent as early as possible on the settlement date in order to facilitate crediting to the shareholder's account. Any funds received in respect of an order which is not accepted by a Fund and any funds received for which an order has not been received will be returned to the sending institution. An order to purchase shares must specify which Fund is being purchased, otherwise any funds received will be returned to the sending institution.

  The minimum initial investment in any of the Funds is $100,000. Institutions may be requested to maintain separate Master Accounts in each Fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and
(b) for accounts for which the institution acts in some other capacity. An institution's Master Account(s) and sub-accounts with a Fund may be aggregated for the purpose of the minimum investment requirement. No minimum amount is required for subsequent investments in a Fund nor are minimum balances required. Prior to the initial purchase of shares, an Account Application must be completed and sent to FMC at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. An Account Application may be obtained from FMC.

  In the interest of economy and convenience, certificates representing shares of the Funds will not be issued except upon written request to the applicable Fund. Certificates (in full shares only) will be issued without charge and may be redeposited at any time.

  The Company, FMC and their agents reserve the right at any time (a) to withdraw all or any part of the offering made by this Prospectus; (b) to reject any purchase or exchange order or to cancel any purchase due to nonpayment of the purchase price; (c) to increase, waive or lower the minimum investment requirements; or (d) to modify any of the terms or conditions of purchases of shares of a Fund.

                              REDEMPTION OF SHARES

  A shareholder may redeem any or all of its shares at the net asset value next determined after receipt of the redemption request in proper form by the applicable Fund. See "Determination of Net Asset Value." Redemption requests with respect to shares for which certificates have not been issued are normally made by calling FMC.

  Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in the shareholder's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by AIFS prior to 4:00 p.m. Eastern time on a business day of such Fund, the redemption will be effected at the net asset value determined as of the close of that day (the "redemption date"). The proceeds of a redemption request will be wired on the next business day following the redemption date.

  Payment for shares redeemed by mail and payment for telephone redemptions in amounts under $1,000 may, at the option of a Fund, be made by check mailed within seven days after receipt of the redemption request in proper form. A Fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Fund's best interest to do so.

  A Fund's shares are not redeemable at the option of the Fund unless the Board of Directors of the Fund determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholder of such Fund.

                          DIVIDENDS AND DISTRIBUTIONS

  Each Fund's current policy is to pay dividends from net investment income, if any, on a quarterly basis with respect to Charter and on an annual basis with respect to Weingarten and Constellation. In addition, each Fund's current policy is to make distributions of any realized capital gains before the end of each calendar year. In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. All dividends and distributions of a Fund are automatically reinvested on the payment date in full and fractional shares of such Fund, calculated at their net asset value on the ex-dividend date for the dividend or distribution, unless the shareholder has elected, by written notice to FMC, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of an Institutional Class of one of the other Funds offered pursuant to this Prospectus. If a shareholder has redeemed or exchanged all of the shares in his account between the record date and the payment date for a dividend or distribution, such dividend or distribution is paid in cash regardless of whether the shareholder has previously elected to reinvest such dividends or distributions.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by written notice to FMC and are effective as to any subsequent payment if such notice is received by FMC prior to the record date of such payment. Any dividend and distribution election remains in effect until FMC receives a revised written election by the shareholder.

  Any dividend or distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

                                 FEDERAL TAXES

  Each Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Sub-chapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as each Fund qualifies for this tax treatment, it is not subject to federal income taxes on amounts distributed to shareholders. Each Fund, for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M, is treated as a separate corporation. Therefore, no Fund may offset its gains against another Fund's losses and each Fund must individually comply with all of the provisions of the Code which are applicable to its operations.

  Because the Company intends to distribute substantially all of the net investment income and net realized capital gains of each Fund to its respective shareholders, it is not expected that the Funds will be required to pay any federal income tax. Each Fund also intends to meet the distribution requirements of the Code to avoid the imposition of a 4% excise tax. Nevertheless, shareholders normally are subject to federal income taxes, and any applicable state and local income taxes, on the dividends and distributions received by them from a Fund whether in the form of cash or additional shares of a Fund. Shareholders are notified annually of the federal tax status of dividends and capital gains distributions. Dividends paid by a Fund (other than long-term capital gain distributions) generally will qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the Fund from domestic corporations.

  For each sale of a Funds' shares by a shareholder who is not an exempt payee, the Fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

  Distributions may be subject to treatment under foreign, state or local tax laws which differs from the federal income tax consequences discussed herein. Shareholders are advised to consult with their own tax advisers concerning the application of state, local, or foreign taxes. Additional information about taxes is set forth in the Statement of Additional Information.

                        DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of the shares of the Institutional Class of each of the Funds is determined as of 4:00 p.m. Eastern Time on each business day of the Funds. In the event the New York Stock Exchange closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value will be determined as of the close of the New York Stock Exchange on such day. For purposes of determining net asset value per share, futures and options contract closing prices which are available 15 minutes after the close of trading of the New York Stock Exchange will generally be used. A "business day" is any day on which the New York Stock Exchange is open for business. It is expected that the New York Stock Exchange will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the New York Stock Exchange. The net asset values per share of the Institutional Class and the Retail Class of a Fund will differ because of different expenses attributable to each class. The income or loss and the expenses common to both classes of a Fund are allocated to each class on the basis of the net assets of each such class calculated as of the close of business on the previous business day of the Fund, as adjusted for current day's shareholder activity of each class. In addition to certain common expenses which are allocated to both classes of a Fund, certain expenses, such as those related to the distribution of shares of a class, are allocated only to the class to which such expenses relate. The net asset value per share of a class is determined by subtracting the liabilities (e.g., the expenses) allocated to the class from the assets allocated to the class and dividing the results by the total number of shares outstanding of such class. The determination of net asset value per share of each class is made in accordance with generally accepted accounting principles. Among other items, a Fund's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Company's officers and in accordance with methods which are specifically authorized by the Board of Directors of the Company. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

                                  PERFORMANCE

  The performance of the Institutional Class of each Fund may be quoted in advertising in terms of yield or total return. Performance information can be obtained by calling the Company at (800) 659-1005. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Funds. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders which is available upon request and without charge.

  The total return shows the overall change in value of a Fund's Institutional Class, including changes in share price assuming all dividends and capital gain distributions attributable to such Fund's Institutional Class are reinvested. A cumulative total return reflects the performance of a Fund's Institutional Class over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance of a Fund's Institutional Class had been constant over the entire period. Investors should recognize that average annual returns are not the same as actual year-by-year results because they tend to even out variations in the total returns. To illustrate the components of overall performance, the Institutional Class of a Fund may separate its cumulative and average annual returns into income results and capital gain or loss.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of any Fund. Such a practice will have the effect of increasing the Fund's yield and total return.

  The performance of the Institutional Class of each Fund will vary from time to time and past results are not necessarily indicative of future results. The performance of the Institutional Class of a Fund is a function of its portfolio management in select-ing the type and quality of portfolio securities and is affected by operating expenses of the Institutional Class and market conditions.

                            REPORTS TO SHAREHOLDERS

  The Company furnishes shareholders with semi-annual reports containing information about the Company and its operations, including a list of the investments held in the Funds and financial statements. The annual financial statements of each Fund are audited by the Fund's independent auditors. A copy of the current list of the investments of each Fund will be sent to shareholders upon request.

  Each shareholder will be provided with a written confirmation for each transaction. Institutions establishing sub-accounts will receive a written confirmation for each transaction in a sub-account. Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the institution. The institution will receive a monthly statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.

                                   MANAGEMENT

  The overall management of the business and affairs of the Funds is vested with the Company's Board of Directors. The Board of Directors approves all significant agreements between the Company and persons or companies furnishing services to a Fund, including the Master Advisory Agreement with AIM, the Master Sub-Advisory Agreement between AIM and AIM Capital, the Master Administrative Services Agreement with AIM, the Transfer Agency and Service Agreement with AIFS, the Funds' agreement with FMC as the distributor of the shares of its Institutional Class, and the Funds' agreement with State Street Bank and Trust Company serving as custodian to the Funds. The day-to-day operations of each Fund are delegated to its officers and to AIM, subject always to the objectives and policies of the Fund and to the general supervision of the Company's Board of Directors. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent of AIM. AIM Management is a holding company engaged in the financial services business. Information concerning the Board of Directors may be found in the Statement of Additional Information.

INVESTMENT ADVISOR

  AIM, 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, serves as the investment advisor to each Fund pursuant to the Master Advisory Agreement. AIM was organized in 1976 and advises or manages 37 investment company portfolios (including the Funds). As of December 1, 1995, the total assets of the mutual funds managed or advised by AIM and its affiliates were approximately $41.2 billion. AIM is a wholly-owned subsidiary of AIM Management.

  Under the terms of the Master Advisory Agreement, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. The Master Advisory Agreement also provides that, upon the request of the Company's Board of Directors, AIM may perform certain accounting, shareholder servicing and other administrative services for each Fund which are not required to be performed by AIM under the Master Advisory Agreement. For such services AIM, pursuant to the Master Administrative Services Agreement between the Company and AIM, is entitled to receive from each Fund reimbursement of its costs or such reasonable compensation as may be approved by the Company's Board of Directors. Currently, AIM is reimbursed for the services of each Fund's principal financial officer and his staff, and any expenses related to such services. Under the Transfer Agency and Service Agreement between the Company and AIFS, 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, a wholly-owned subsidiary of AIM and a registered transfer agent, AIFS receives a fee for its provision of transfer agency, dividend distribution and disbursement, and shareholder services to the Institutional Classes of the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. AIM will not be liable to the Funds or their shareholders except in the case of AIM's willful misfeasance, bad faith, gross negligence or reckless disregard of duty; provided, however that AIM may be liable for certain breaches of duty under the 1940 Act.

SUB-ADVISOR

  AIM Capital, 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, serves as sub-advisor to each Fund pursuant to the Master Sub-Advisory Agreement between AIM and AIM Capital. Under the terms of the Master Sub-Advisory Agreement, AIM has appointed AIM Capital to provide certain investment advisory services for each Fund, subject to overall supervision by AIM and the Company's Board of Directors. Prior sub-advisory agreements between AIM and AIM Capital for each of the Funds, with substantially identical terms to the Master Sub-Advisory Agreement, were in effect prior to October 18, 1993. AIM Capital is a wholly-owned subsidiary of AIM. Certain of the directors and officers of AIM Capital are also executive officers of the Company.

FEE WAIVERS

  AIM may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of any Fund but will retain its ability to be reimbursed prior to the end of the fiscal year.

ADVISORY FEES

  As compensation for its services AIM is paid an investment advisory fee, which is calculated separately for each Fund. AIM received total advisory fees from Charter, Weingarten and Constellation for the fiscal year ended October 31, 1995, which represented 0.64%, 0.61% and 0.62%, respectively, of each of such Fund's average daily net assets. AIM received reimbursement of administrative services costs from Charter, Weingarten and Constellation for the fiscal year ended October 31, 1995, which represented 0.006%, 0.004% and 0.003%, respectively, of each of such Fund's average daily net assets. Total expenses of the Institutional Class of Charter, Weingarten and Constellation for the fiscal year ended October 31, 1995, stated as a percentage of average net assets were 0.74%, 0.70% and 0.66%, respectively. As compensation for its services, AIM Capital receives a fee equal to 50% of the fees received by AIM under the Master Advisory Agreement on behalf of the Funds.

DISTRIBUTOR

  The Company has entered into a Master Distribution Agreement dated as of October 18, 1993, on behalf of the Institutional Class of each of the Funds (the "Master Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the distributor of the shares of the Funds. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. Certain directors and officers of the Funds are affiliated with FMC. The Master Distribution Agreement provides that FMC has the exclusive right to distribute Institutional Shares of the Funds either directly or through other broker-dealers. FMC receives no fee for its services as distributor. Distribution agreements between the Company and FMC with respect to each of the Funds, with substantially identical terms to the Master Distribution Agreement, were in effect prior to October 18, 1993. FMC is the distributor of several of the mutual funds administered or advised by AIM.

  FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or banks who sell a minimum dollar amount of the shares of the Funds during a specific period of time. In some instances, these incentives may be offered only to certain dealers or institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed 0.10% of the net asset value of the shares of the Funds sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares of the Funds or the amount received as proceeds from such sales. Dealers or institutions may not use sales of the shares of the Funds to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

PORTFOLIO MANAGERS

  AIM uses a team approach and a disciplined investment process in providing investment advisory services to all of its accounts, including the Funds. AIM's investment staff consists of 95 individuals. While individual members of AIM's investment staff are assigned primary responsibility for the day-to-day management of each of AIM's accounts, all accounts are reviewed on a regular basis by AIM's Investment Policy Committee to ensure that they are being invested in accordance with the account's and AIM's investment policies. The individuals who are primarily responsible for the day-to-day management of the Funds and their titles, if any, with AIM or its affiliates and the Fund, the length of time they have been responsible for the management, and their years of investment experience and prior experience (if they have been with AIM for less than five years) are shown below.

  Lanny H. Sachnowitz and Joel P. Dobberpuhl are primarily responsible for day-to-day management of Charter. Mr. Sachnowitz is Vice President of AIM Capital and has been responsible for the Fund since 1991. Mr. Sachnowitz has been associated with AIM and/or its affiliates since 1987 and has seven years of experience as an investment professional. Mr. Dobberpuhl is Vice President of AIM Capital and has been responsible for the Fund since 1995. Mr. Dobberpuhl has been associated with AIM since 1990 and has a total of six years of experience as an investment professional. Prior to 1990, he served as an equity trader and portfolio analyst for NationsBank of Texas, N.A.

  Jonathan C. Schoolar, Robert M. Kippes and David P. Barnard are primarily responsible for the day-to-day management of Weingarten. Mr. Schoolar is Senior Vice President and Director of AIM Capital, Vice President of AIM and Senior Vice President of the Company and has been responsible for the Fund since 1987. He has been associated with AIM and/or its affiliates since 1986 and has 12 years of experience as an investment professional. Mr. Kippes is Vice President of AIM Capital and has been responsible for the Fund since 1994. Mr. Kippes has been associated with AIM and/or its affiliates since 1989 and has six years of experience as an investment professional. Mr. Barnard is Vice President of AIM Capital and has been responsible for the Fund since 1986. Mr. Barnard has been associated with AIM and/or its affiliates since 1982 and has 21 years of experience as an investment professional.

  Robert M. Kippes, David P. Barnard and Jonathan C. Schoolar are primarily responsible for the day-to-day management of Constellation. Mr. Kippes is Vice President of AIM Capital. He currently serves as manager for Constellation and has been responsible for the Fund since 1993. Mr. Kippes' background is discussed above with respect to the management of Constellation. Mr. Barnard's background is discussed above with respect to the management of Weingarten; he has also been responsible for the management of Constellation since 1990. Mr. Schoolar, whose background is discussed above with respect to the management of Weingarten, has also been responsible for the management of Constellation since 1987.

                              GENERAL INFORMATION
ORGANIZATION OF THE COMPANY

  The Company was organized in 1988 as a Maryland corporation, and is registered with the Securities and Exchange Commission as a diversified, open-end, series, management investment company. The Company currently consists of four separate operating portfolios: Charter and Weingarten, each of which has a Retail Class of shares consisting of Class A and Class B shares and an Institutional Class; Constellation, which has a Retail Class of Class A shares and an Institutional Class, and Aggressive Growth, which has a Retail Class of Class A shares.

  The authorized capital stock of the Company consists of 7,000,000,000 shares of common stock with a par value of $.001 per share, of which 750,000,000 shares are classified Class A shares of each investment portfolio (including two that have not commenced operations), 750,000,000 shares are classified Class B shares of each of Charter and Weingarten, 200,000,000 shares are classified Institutional Shares of each of the Funds, and the balance of which are unclassified.

  Each class of shares of the same Fund represent interests in that Fund's assets and have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that each class of shares bears differing class-specific expenses, is subject to differing sales loads, conversion features and exchange privileges, and has exclusive voting rights on matters pertaining to that class' distribution plan.

  Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the different classes of shares, where applicable, of a Fund. However, on matters affecting one portfolio of the Company or one class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but which requires a separate vote of another portfolio or class. An example of a matter which would be voted on separately by shareholders of a portfolio is the approval of an advisory agreement, and an example of a matter which would be voted on separately by shareholders of a class of shares is approval of a distribution plan. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are fully transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect directors, holders of more than 50% of the shares voting for the election of directors can elect all of the directors of the Company, and the holders of less than 50% of the shares voting for the election of directors will not be able to elect any directors.

  The holders of shares of the Institutional Class of each Fund are entitled to such dividends payable out of the net assets allocable to such class as may be declared by the Board of Directors of the Company. In the event of liquidation or dissolution of the Company, the holders of shares of the Institutional Class of a Fund will be entitled to receive pro rata, subject to the rights of creditors, the net assets of the Fund allocable to the Institutional Class. Fractional shares of each Fund have the same rights as full shares to the extent of their proportionate interest.

  Under Maryland law and the Company's By-Laws, the Company need not hold an annual meeting of shareholders unless a meeting is required under the 1940 Act to elect directors. Shareholders may remove directors from office, and a meeting of shareholders may be called at the request of the holders of 10% or more of the Company's outstanding shares.

CUSTODIAN AND TRANSFER AGENT

  State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the Funds' portfolio securities and cash.

  A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, a wholly-owned subsidiary of AIM and a registered transfer agent, acts as transfer agent and dividend paying agent for the Funds' Institutional Classes.

LEGAL COUNSEL

  The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the Company and has passed upon the legality of the shares offered pursuant to this Prospectus.

SHAREHOLDER INQUIRIES

  Shareholder inquiries concerning their account should be directed to FMC at 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, or may be made by calling
(800) 659-1005.

OTHER INFORMATION

  This Prospectus sets forth basic information that investors should know about the Funds prior to investing. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge by writing or calling FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

===================================================        ===================================================

AIM EQUITY FUNDS, INC.                                                        PROSPECTUS
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173
(800) 659-1005                                                             January 2, 1996

INVESTMENT ADVISOR
A I M ADVISORS, INC.
11 Greenway Plaza, Suite 1919                                           AIM EQUITY FUNDS, INC.
Houston, Texas 77046-1173                                               (INSTITUTIONAL CLASSES)
(713) 626-1919
                                                                            AIM CHARTER FUND
INVESTMENT SUB-ADVISOR
A I M CAPITAL MANAGEMENT, INC.                                             AIM WEINGARTEN FUND
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173                                                 AIM CONSTELLATION FUND
(713) 626-1919

DISTRIBUTOR
FUND MANAGEMENT COMPANY                                                     TABLE OF CONTENTS
11 Greenway Plaza, Suite 1919
Houston, Texas 77046-1173                                                                                PAGE
(800) 659-1005                                                                                          ------

TRANSFER AGENT                                             Summary......................................     2
A I M INSTITUTIONAL FUND SERVICES, INC.
11 Greenway Plaza, Suite 1919                              Table of Fees and Expenses...................     4
Houston, Texas 77046-1173
(800) 340-4246                                             Financial Highlights.........................     5

AUDITORS                                                   Suitability For Investors....................     7
KPMG PEAT MARWICK LLP
700 Louisiana                                              Investment Programs..........................     8
NationsBank Building
Houston, Texas 77002                                       Purchase of Shares...........................    11

CUSTODIAN                                                  Redemption of Shares.........................    12
STATE STREET BANK AND TRUST COMPANY
225 Franklin Street                                        Dividends and Distributions..................    12
Boston, Massachusetts 02110
                                                           Federal Taxes................................    12
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT             Determination of Net Asset Value.............    13
CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE
OFFERING MADE BY THIS PROSPECTUS, AND IF GIVEN OR          Performance..................................    13
MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT
BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE            Reports to Shareholders......................    14
FUNDS OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT
CONSTITUTE AN OFFERING IN ANY JURISDICTION TO ANY          Management...................................    14
PERSON TO WHOM SUCH OFFERING MAY NOT
LAWFULLY BE MADE.                                          General Information..........................    16

===================================================        ===================================================

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION


                            INSTITUTIONAL CLASSES OF

                                AIM CHARTER FUND

                              AIM WEINGARTEN FUND

                             AIM CONSTELLATION FUND

                             (SERIES PORTFOLIOS OF
                            AIM EQUITY FUNDS, INC.)


                               11 GREENWAY PLAZA
                                   SUITE 1919
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005


                           _________________________


          THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS
                   AND IT SHOULD BE READ IN CONJUNCTION WITH
                     A PROSPECTUS OF THE ABOVE-NAMED FUNDS,
                 A COPY OF WHICH MAY BE OBTAINED FREE OF CHARGE
                     FROM AUTHORIZED DEALERS OR BY WRITING
                            FUND MANAGEMENT COMPANY,
                         11 GREENWAY PLAZA, SUITE 1919,
                           HOUSTON, TEXAS 77046-1173
                          OR BY CALLING (800) 659-1005


                           _________________________


           STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 2, 1996
                  RELATING TO PROSPECTUS DATED JANUARY 2, 1996

                               TABLE OF CONTENTS

                                                                 PAGE
INTRODUCTION . . . . . . . . . . . . . . . . . . . . . . . . .    1

GENERAL INFORMATION ABOUT THE FUNDS  . . . . . . . . . . . . .    1
  The Company and its Shares . . . . . . . . . . . . . . . . .    1

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . .    2
  Directors and Officers . . . . . . . . . . . . . . . . . . .    2
  Investment Advisor, Sub-Advisor and Administrator. . . . . .    7
  Custodian and Transfer Agent . . . . . . . . . . . . . . . .   10
  Audit Reports  . . . . . . . . . . . . . . . . . . . . . . .   10
  Legal Matters  . . . . . . . . . . . . . . . . . . . . . . .   10
  Principal Holders of Securities. . . . . . . . . . . . . . .   11

PURCHASES AND REDEMPTIONS. . . . . . . . . . . . . . . . . . .   14
  Net Asset Value Determination. . . . . . . . . . . . . . . .   14
  The Distribution Agreement . . . . . . . . . . . . . . . . .   15

PERFORMANCE    . . . . . . . . . . . . . . . . . . . . . . . .   16
  Total Return Calculations. . . . . . . . . . . . . . . . . .   16
  Yield Quotations . . . . . . . . . . . . . . . . . . . . . .   17
  Historical Portfolio Results . . . . . . . . . . . . . . . .   17
  Suspension of Redemption Rights. . . . . . . . . . . . . . .   17

INVESTMENT PROGRAM AND RESTRICTIONS. . . . . . . . . . . . . .   17
  Investment Program . . . . . . . . . . . . . . . . . . . . .   17
  Foreign Securities . . . . . . . . . . . . . . . . . . . . .   18
  Rule 144A Securities . . . . . . . . . . . . . . . . . . . .   18
  Lending of Portfolio Securities. . . . . . . . . . . . . . .   18
  Repurchase Agreements. . . . . . . . . . . . . . . . . . . .   19
  Special Situations . . . . . . . . . . . . . . . . . . . . .   19
  Short Sales  . . . . . . . . . . . . . . . . . . . . . . . .   19
  Warrants . . . . . . . . . . . . . . . . . . . . . . . . . .   20
  Writing Covered Call Options . . . . . . . . . . . . . . . .   20
  Futures Contracts. . . . . . . . . . . . . . . . . . . . . .   20
  Risks as to Futures Contracts. . . . . . . . . . . . . . . .   21
  Investment Restrictions. . . . . . . . . . . . . . . . . . .   22
  Additional Restrictions. . . . . . . . . . . . . . . . . . .   25

PORTFOLIO TRANSACTIONS AND BROKERAGE . . . . . . . . . . . . .   25
  General Brokerage Policy . . . . . . . . . . . . . . . . . .   25
  Section 28(e) Standards  . . . . . . . . . . . . . . . . . .   27
  Brokerage Commissions Paid . . . . . . . . . . . . . . . . .   28
  Portfolio Turnover . . . . . . . . . . . . . . . . . . . . .   28

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS . . . . . . . . . . .   28
  Reinvestment of Dividends and Distributions. . . . . . . . .   28
  Tax Matters  . . . . . . . . . . . . . . . . . . . . . . . .   28
  Qualification as a Regulated Investment Company. . . . . . .   29
  Excise Tax on Regulated Investment Companies . . . . . . . .   30

  Fund Distributions . . . . . . . . . . . . . . . . . . . . .   31
  Sale or Redemption of Shares . . . . . . . . . . . . . . . .   32
  Foreign Shareholders . . . . . . . . . . . . . . . . . . . .   33
  Effect of Future Legislation; Local Tax Considerations . . .   33
  Other Information  . . . . . . . . . . . . . . . . . . . . .   33

APPENDIX . . . . . . . . . . . . . . . . . . . . . . . . . . .   35
  Description of Commercial Paper Ratings. . . . . . . . . . .   35
  Description of Corporate Bond Ratings. . . . . . . . . . . .   35

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . .   FS


                                  INTRODUCTION


         AIM Equity Funds, Inc. (the "Company") is a series mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in a Prospectus dated January 2, 1996 (the "Prospectus"), which relates to the Institutional Classes of the following portfolios of the Company: AIM Charter Fund ("Charter"), AIM Weingarten Fund ("Weingarten") and AIM Constellation ("Constellation") (individually, a "Fund" and collectively, the "Funds"). Additional copies of the Prospectus and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173 or by calling
(800) 659-1005.  Investors must receive a Prospectus before they invest.

         This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omits certain information contained in a Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                      GENERAL INFORMATION ABOUT THE FUNDS

THE COMPANY AND ITS SHARES

         The Company was organized in 1988 as a Maryland series corporation, and is registered with the SEC as a diversified open-end series management investment company. The Company currently consists of four separate portfolios: Charter and Weingarten, each of which has a Retail Class of shares consisting of Class A and Class B shares and an Institutional Class; Constellation, which has a Retail Class of Class A Shares and an Institutional Class; and AIM Aggressive Growth Fund ("Aggressive Growth"), which has a Retail Class of Class A shares. Prior to October 15, 1993, Aggressive Growth was a portfolio of AIM Funds Group ("AFG"), a Massachusetts business trust. Pursuant to an Agreement and Plan of Reorganization between the Company and AFG, Aggressive Growth was redomesticated as a portfolio of the Company effective as of October 15, 1993.

         This Statement of Additional Information relates solely to the Institutional Classes of the Funds.

         The term "majority of the outstanding shares" of the Company, of a particular Fund or of a particular class of a Fund means, respectively, the vote of the lessor of (a) 67% or more of the shares of the Company, such Fund or such class present at a meeting of the Company's shareholders, if the holders of more than 50% of the outstanding shares of the Company, such Fund or such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Company, such Fund or such class.

         Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all portfolios of the Company voting together for election of directors may elect all of the members of the Board of Directors of the Company. In such event, the remaining holders cannot elect any members of the Board of Directors of the Company.

         Each class of shares of each Fund has equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Board of Directors with respect to that class and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to that class remaining after satisfaction of outstanding liabilities of the Fund allocable to that Class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.


                                   MANAGEMENT

DIRECTORS AND OFFICERS

         The directors and officers of the Company and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each director and officer is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. All of the Company's executive officers hold similar offices with some or all of the other AIM Funds.

         *CHARLES T. BAUER, Director and Chairman (76)

         Director, Chairman and Chief Executive Officer, A I M Management Group Inc.; Chairman of the Board of Directors, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Director, AIM Global Advisors Limited, A I M Global Management Company Limited and AIM Global Ventures Co.

         BRUCE L. CROCKETT, Director (51)
         COMSAT Corporation
         6560 Rock Spring Drive
         Bethesda, MD 20817

         Director, President and Chief Executive Officer, COMSAT Corporation (includes COMSAT World Systems, COMSAT Mobile Communications, COMSAT Video Enterprises, COMSAT RSI and COMSAT International Ventures). Previously, President and Chief Operating Officer, COMSAT Corporation; President, World Systems Division, COMSAT Corporation; and Chairman, Board of Governors of INTELSAT; (each of the COMSAT companies listed above is an international communication, information and entertainment-distribution services company).

         OWEN DALY II, Director (71)
         Six Blythewood Road
         Baltimore, MD 21210

         Director, Cortland Trust Inc. (investment company). Formerly, Director, CF & I Steel Corp., Monumental Life Insurance Company and Monumental General Insurance Company; and Chairman of the Board of Equitable
Bancorporation.


__________________________

* A director who is an "interested person," of the Company and A I M Advisors, Inc. as defined in the Investment Company Act of 1940 (the "1940 Act").

         *CARL FRISCHLING, Director (58)
         919 Third Avenue
         New York, NY 10022

         Partner, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel (law firm). Formerly, Partner, Reid & Priest (law firm); and, prior thereto, Partner, Spengler Carlson Gubar Brodsky & Frischling (law firm).

         **ROBERT H. GRAHAM, Director and President (49)

         Director, President and Chief Operating Officer, A I M Management
Group Inc.; Director and President, A I M Advisors. Inc.; Director and Senior Vice President, A I M Capital Management, Inc., A I M Distributors, Inc.,
A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., AIM Global Ventures Co., A I M Institutional Fund Services, Inc. and Fund Management Company; and Senior Vice President, AIM Global Advisors
Limited.

         JOHN F. KROEGER, Director (71)
         24875 Swan Road - Martingham
         Box 464
         St. Michaels, MD  21663

         Director, Flag Investors International Fund, Inc., Flag Investors Emerging Growth Fund, Inc., Flag Investors Telephone Income Fund, Inc., Flag Investors Equity Partners Fund, Inc., Total Return U.S. Treasury Fund, Inc., Flag Investors Intermediate Term Income Fund, Inc., Managed Municipal Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc., Flag Investors Real Estate Securities Fund, Inc., Alex. Brown Cash Reserve Fund, Inc. and North American Government Bond Fund, Inc. (investment companies). Formerly, Consultant, Wendell & Stockel Associates, Inc. (consulting firm).

         LEWIS F. PENNOCK, Director (53)
         8955 Katy Freeway, Suite 204
         Houston, TX 77024

         Attorney in private practice in Houston, Texas.

         IAN W. ROBINSON, Director (72)
         183 River Drive
         Tequesta, FL  33469

         Formerly, Executive Vice President and Chief Financial Officer, Bell Atlantic Management Services, Inc. (provider of centralized management services to telephone companies); Executive Vice President, Bell Atlantic Corporation (parent of seven telephone companies); and Vice President and Chief Financial Officer, Bell Telephone Company of Pennsylvania and Diamond State Telephone Company.

___________________

* A director who is an "interested person" of the Company as defined in the 1940 Act.

** A director who is an "interested person," of the Company and AIM Advisors, Inc. as defined in the 1940 Act.

         LOUIS S. SKLAR, Director (56)
         Transco Tower, 50th Floor
         2800 Post Oak Blvd.
         Houston, TX  77056

         Executive Vice President, Development and Operations, Hines Interests Limited Partnership (real estate development).

         ***JOHN J. ARTHUR, Senior Vice President and Treasurer (51)

         Senior Vice President and Treasurer, A I M Advisors, Inc.; Vice President and Treasurer, A I M Management Group Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Vice President, AIM Global Advisors Limited, A I M Global Associates, Inc., A I M Global Holdings, Inc. and AIM Global Ventures Co.

         GARY T. CRUM, Senior Vice President (48)

         Director and President, A I M Capital Management, Inc.; Director and Senior Vice President, A I M Management Group Inc., A I M Advisors, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., and AIM Global Ventures Co.; Director, A I M Distributors, Inc.; and Senior Vice President, AIM Global Advisors Limited.

         JONATHAN C. SCHOOLAR, Senior Vice President (33)

         Director and Senior Vice President, A I M Capital Management, Inc.; and Vice President, A I M Advisors, Inc.

         ***CAROL F. RELIHAN, Vice President and Secretary (41)

         Senior Vice President, General Counsel and Secretary, A I M Advisors, Inc.; Vice President, General Counsel and Secretary, A I M Management Group Inc.; Vice President and General Counsel, Fund Management Company; Vice President and Secretary, A I M Global Associates, Inc. and A I M Global Holdings, Inc.; Vice President and Assistant Secretary, AIM Global Advisors Limited and AIM Global Ventures Co.; Vice President, A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and A I M Institutional Fund Services, Inc.

         DANA R. SUTTON, Vice President and Assistant Treasurer (36)

         Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice President and Assistant Treasurer, Fund Management Company.

_________________

***     Mr. Arthur and Ms. Relihan are married to each other.

         MELVILLE B. COX, Vice President (52)
         Vice President, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Fund Services, Inc. and A I M Institutional Fund Services, Inc.; and Assistant Vice President, A I M Distributors, Inc. and Fund Management Company. Formerly, Vice President, Charles Schwab & Co., Inc.; Assistant Secretary, Charles Schwab Family of Funds and Schwab Investments; Chief Compliance Officer, Charles Schwab Investment Management, Inc.; and Vice President, Integrated Resources Life Insurance Co. and Capitol Life Insurance Co.

         The standing committees of the Board of Directors are the Audit Committee, the Investments Committee and the Nominating and Compensation Committee.

         The members of the Audit Committee are Messrs. Daly, Kroeger (Chairman), Pennock and Robinson. The Audit Committee is responsible for meeting with the Company's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Company's fund accounting or its internal accounting controls, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

         The members of the Investments Committee are Messrs. Bauer, Crockett, Daly (Chairman), Kroeger and Pennock. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividends and distributions issues, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

         The members of the Nominating and Compensation Committee are Messrs. Crockett, Daly, Kroeger, Pennock (Chairman) and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as directors who are not interested persons as long as the Company maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested directors, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

         All of the Company's directors also serve as directors or trustees of some or all of the other investment companies managed or advised by A I M Advisors, Inc. ("AIM Funds"). All of the Company's executive officers hold similar offices with some or all of the other AIM Funds.

Remuneration of Directors

         Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any Committee attended. The directors of the Company who do not serve as officers of the Company are compensated for their services according to a fee schedule which recognizes the fact that they also serve as directors or trustees of certain other investment companies advised or managed by AIM. Each such director receives a fee, allocated among the AIM Funds for which he serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Set forth below is information regarding compensation paid or accrued for each director of the Company:

                                                                            Retirement
                                                         Aggregate           Benefits                Total
                                                       Compensation          Accrued              Compensation
                                                          from                By All                from all
                                    DIRECTOR            Company(1)          AIM Funds(2)          AIM Funds(3)
                            -------------------------------------------------------------------------------------
                            Charles T. Bauer           $     0           $       0              $      0
                            -------------------------------------------------------------------------------------
                            Bruce L. Crockett           13,461               3,655                57,750
                            -------------------------------------------------------------------------------------
                            Owen Daly II                14,385              18,662                58,125
                            -------------------------------------------------------------------------------------
                            Carl Frischling             13,938              11,323                57,250
                            -------------------------------------------------------------------------------------
                            Robert H. Graham                 0                   0                     0
                            -------------------------------------------------------------------------------------
                            John F. Kroeger             14,807              22,313                58,125
                            -------------------------------------------------------------------------------------
                            Lewis F. Pennock            13,476               5,067                58,125
                            -------------------------------------------------------------------------------------
                            Ian W. Robinson             13,373              15,381                56,750
                            -------------------------------------------------------------------------------------
                            Louis S. Sklar              14,003               6,632                57,250
                            =====================================================================================


----------------------

(1) The total amount of compensation deferred by all Directors of the Company during the fiscal year ended October 31, 1995, including interest earned thereon, was $53,856.

(2) During the fiscal year ended October 31, 1995, the total amount of expenses allocated to the Company in respect of such retirement benefits was $31,585. Data reflects compensation estimated for the calendar year ended December 31, 1995.

(3) Messrs. Bauer, Daly, Graham, Kroeger and Pennock each serves as a Director or Trustee of a total of 11 AIM Funds. Messrs. Crockett, Frischling, Robinson and Sklar each serves as a Director or Trustee of a total of 10 AIM Funds. Data reflects compensation estimated for the calendar year ended December 31, 1995.


AIM Funds Retirement Plan for Eligible Directors/Trustees

         Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not an employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "AIM Funds"). Each eligible director is entitled to receive an annual benefit from the AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 75% of the retainer paid or accrued by the AIM Funds for such director during the twelve-month period immediately preceding the director's retirement (including amounts deferred under a separate agreement between the AIM Funds and the director) for the number of such director's years of service (not in excess of 10 years of service) completed with respect to any of the AIM Funds. Such benefit is payable to each eligible director in quarterly installments. If an eligible director dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director, for no more than ten years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.

         Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming various compensation and years of service classifications. The estimated credited years of service for Messrs. Crockett, Daly, Frischling, Kroeger, Pennock, Robinson and Sklar are 8, 9, 18, 18, 14, 8, and 6 years, respectively.

                                                                               Annual Compensation
                                                                               Paid By All AIM Funds




                                                                            $60,000              $65,000
                                                  -------------------------------------------------------
                                                       10                   $45,000              $48,750
                                                  -------------------------------------------------------
                                                        9                   $40,500              $43,875
                        Number of                 -------------------------------------------------------
                         Years of                       8                   $36,000              $39,000
                       Service With               -------------------------------------------------------
                      the AIM Funds                     7                   $31,500              $34,125
                                                  -------------------------------------------------------
                                                        6                   $27,000              $29,250
                                                  -------------------------------------------------------
                                                        5                   $22,500              $24,375
                                                  =======================================================



Deferred Compensation Agreements

         Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors may elect to defer receipt of up to 100% of their compensation payable by the Company, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of his deferral account shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of ten years beginning on the date the deferring director's retirement benefits commence under the Plan. The Company's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Company. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Company and of each other AIM Fund from which they are deferring compensation.

         The Company paid the law firm of Kramer, Levin, Naftalis, Nessen, Kamin & Frankel $6,853, $13,238 and $14,394 in legal fees for services provided to Charter, Weingarten and Constellation, respectively, during the fiscal year ended October 31, 1995. Mr. Carl Frischling, a director of the Company, is a partner in such firm.

INVESTMENT ADVISOR, SUB-ADVISOR AND ADMINISTRATOR

         A I M Advisors, Inc. ("AIM") is a wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046. AIM Management is a holding company that has been engaged in the financial services business since 1976. Certain of the directors and officers of AIM are also executive officers of the Company and their affiliations are shown under "Directors and Officers".

         The Funds have entered into a Master Investment Advisory Agreement, dated as of October 18, 1993, (the "Master Advisory Agreement") and a Master Administrative Services Agreement, dated as of October 18, 1993, (the "Master Administrative Services Agreement") with AIM, and AIM has entered into a Master Sub-Advisory Agreement, dated as of October 18, 1993 (the "Master Sub-Advisory Agreement"), with A I M Capital Management, Inc. ("AIM Capital") with respect to the Funds.

         AIM Capital, a wholly owned subsidiary of AIM, is engaged in the business of providing investment advisory services to investment companies, corporations, institutions and other accounts.

         AIM was organized in 1976 and manages or advises 37 investment company portfolios. As of December 1, 1995, the total assets advised or managed by AIM or its affiliates were approximately $41.2 billion.

         AIM and the Company have adopted a Code of Ethics (the "Code") which requires investment personnel and certain other employees (a) to pre-clear personal securities transactions subject to the Code, (b) to file reports regarding such transactions, (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by an AIM Fund and (d) abide by certain other provisions under the Code. The Code also prohibits personnel and other employees from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews quarterly and annual reports (including information on any substantial violations of the Code). Violations of the Code may result in sanctions which may include censure, monetary penalties, suspension or termination of employment. [Copies of the Code are on file with the SEC and available without charge upon written request to the Company.]

         Both the Master Advisory Agreement and the Master Sub-Advisory Agreement provide that each Fund will pay or cause to be paid all expenses of such Fund not assumed by AIM or AIM Capital, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to directors and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Company on behalf of the Funds in connection with membership in investment company organizations, the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders, and all other charges and costs of the Funds' operations unless otherwise explicitly provided.

         The Master Advisory Agreement and the Master Sub-Advisory Agreement each provide that if, for any fiscal year, the total of all ordinary business expenses of any Fund, including all investment advisory fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses, such as litigation, exceed the applicable expense limitations imposed by state securities regulations in any state in which such Fund's shares are qualified for sale, as such limitations may be raised or lowered from time to time, the aggregate of all such investment advisory fees with respect to such Fund shall be reduced by the amount of such excess. The amount of any such reduction to be borne by AIM shall be deducted from the monthly investment advisory fees otherwise payable to AIM with respect to such Fund during such fiscal year. If required pursuant to such state securities regulations, AIM will reimburse the Funds, no later than the last day of the first month of the next succeeding fiscal year, for any such annual operating expenses (after reduction of all investment advisory fees in excess of such limitation).

        The Master Advisory Agreement and the Master Sub-Advisory Agreement became effective on October 18, 1993 and will continue in effect until June 30, 1996 and from year to year thereafter only if such continuance is specifically approved at least annually by (i) the Company's Board of Directors or the vote of a "majority of the outstanding voting securities" of the Funds (as defined in the 1940 Act) and (ii) the affirmative vote of a majority of the directors who are not parties to the agreements or "interested persons" of any such party (the "Non-Interested Directors") by votes cast in person at a meeting called for such purpose. The Master Advisory Agreement and the Master Sub-Advisory Agreement provide that the Funds, AIM (in the case of the Master Advisory Agreement) or AIM Capital (in the case of the Master Sub-Advisory Agreement) may terminate such agreements on sixty (60) days' written notice without penalty. Each agreement terminates automatically in the event of its assignment.

         With respect to each of Charter and Constellation, AIM receives a fee calculated at an annual rate of 1.0% of the first $30 million of such Fund's average daily net assets, plus 0.75% of such Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of such Fund's average daily net assets in excess of $150 million. With respect to Weingarten, AIM's fee is calculated at an annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million up to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million. As compensation for its services, AIM Capital receives a fee from AIM equal to 50% of the fee received by AIM from Charter, Weingarten and Constellation pursuant to the Master Advisory Agreement.

         Each Fund paid to AIM the following advisory fees net of any expense limitations for the years ended October 31, 1995, 1994 and 1993:

                                                       1995               1994              1993
                                                       ----               ----              ----
          Charter   . . . . . . . . . . . . . .  $10,890,335         $10,447,924        $9,635,490
          Weingarten  . . . . . . . . . . . . .   25,448,131          26,472,250        32,301,167
          Constellation   . . . . . . . . . . .   31,042,229          19,926,116        12,398,962

          AIM, in turn, paid the following sub-advisory fees to AIM Capital, as sub-advisor for each Fund (other than Aggressive Growth), for the years ended October 31, 1995, 1994 and 1993:

                                                       1995               1994              1993
                                                       ----               ----              ----
          Charter   . . . . . . . . . . . . .   $  5,445,168         $ 5,223,962       $ 4,817,745
          Weingarten  . . . . . . . . . . . .     12,724,066          13,236,125        16,150,583
          Constellation   . . . . . . . . . . .   15,521,115           9,963,058         6,199,481

          The Master Administrative Services Agreement provides that AIM may perform or arrange for the performance of certain accounting and other administrative services to each Fund which are not required to be performed by AlM under the Master Advisory Agreement. For such services, AIM would be entitled to receive from each Fund reimbursement of its costs or such reasonable compensation as may be approved by the Company's Board of Directors. The Master Administrative Services Agreement became effective on October 18, 1993 and will continue in effect until June 30, 1996 and from year to year thereafter only if such continuance is specifically approved at least annually by (i) the Company's Board of Directors or the vote of a "majority of the outstanding voting securities" of the Funds (as defined in the 1940 Act) and
(ii) the affirmative vote of a majority of the Non-Interested Directors by votes cast in person at a meeting called for such purpose.

          The Funds paid AIM the following amounts as reimbursement of administrative services costs for the years ended October 31, 1995, 1994 and 1993:

                                                        1995               1994              1993
                                                        ----               ----              ----
          Charter   . . . . . . . . . . . . . . .   $109,054          $  980,837        $  806,712
          Weingarten  . . . . . . . . . . . . . .    182,595           3,161,130         3,168,957
          Constellation   . . . . . . . . . . . . .  173,257           2,196,752         1,119,692

          In addition, a sub-contract dated September 16, 1994 between AIM and A I M Institutional Fund Services, Inc. ("AIFS"), a registered transfer agent and wholly-owned subsidiary of AIM, provided that AIFS would perform certain shareholder services for the Funds which are not required to be performed by AIM under the Master Advisory Agreement. For such services, AIFS was entitled to receive from AIM such reimbursement of its costs associated with providing those services. For the eight month period ended June 30, 1995 (date the sub-contract was terminated), AIFS received shareholder services fees from AIM with respect to Charter, Weingarten and Constellation in the amount of $587, $1,260 and $2,790, respectively. For the period September 16, 1994 through October 31, 1994, AIFS received fees with respect to Charter, Weingarten and Constellation in the amount of $65, $106 and $119, respectively.

          In addition, the Transfer Agency and Service Agreement between the Company and AIFS, which became effective July 1, 1995, provides that AIFS will perform certain shareholder services for the Funds and will receive a fee per account plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares, prepare and transmit payments for dividends and distributions, maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts.

          For the period July 1, 1995 through October 31, 1995, AIFS received transfer agency and shareholder service fees with respect to Charter, Weingarten and Constellation in the amount of $587, $1,260 and $2,790, respectively.

CUSTODIAN AND TRANSFER AGENT

          State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. The custodian attends to the collection of principal and income, pays and collects all monies for securities bought and sold by the Funds and
performs certain other ministerial duties.   AIM Institutional Fund Services,
Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, serves as transfer agent and dividend disbursing agent for the Funds' Institutional Classes. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets. The Funds pay the custodian and the transfer agent such compensation as may be agreed upon from time to time.

AUDIT REPORTS

          The Board of Directors will issue semi-annual reports of the transactions of the Funds to the shareholders. Financial statements, audited by independent auditors, will be issued annually. The firm of KPMG Peat Marwick LLP has served as the auditors for the Funds for the fiscal year ended October 31, 1995.

LEGAL MATTERS

          Legal matters for the Company have been passed upon by Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania.

PRINCIPAL HOLDERS OF SECURITIES

CHARTER
-------

          To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding shares of the Retail Classes of Charter as of December 1, 1995, and the Institutional Class of Charter as of December 1, 1995, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:

                                            PERCENT
NAME AND ADDRESS                           OWNED OF
OF RECORD OWNER                          RECORD ONLY*
---------------                          -----------
RETAIL CLASS A SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith          14.85%
AIDS/Street Account
Mutual Fund Operations
ATTN: Private Client Group
P.O. Box 45286
Jacksonville, FL  32232-5286

Great West Life & Annuity                     7.88%
  Insurance Co.
Financial Control
401(K) 6T1
8505 E. Orchard
Englewood, CO  80111

RETAIL CLASS B SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith          12.16%
AIDS/Street Account
Mutual Fund Operations
ATTN: Private Client Group
P.O. Box 45286
Jacksonville, FL  32232-5286



_____________________

* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

                                            PERCENT
NAME AND ADDRESS                           OWNED OF
OF RECORD OWNER                          RECORD ONLY*
---------------                          -----------

INSTITUTIONAL CLASS
-------------------

Commonwealth of Mass.                        84.98%**
Deferred Compensation Plan
One Ashburton Place,12th Floor
Boston, MA  02108

First Interstate Bank of California          10.66%
P.O. Box 9800
Mutual Funds A88-4
Calabasas, CA  91302-9800


WEINGARTEN
----------
         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding shares of the Retail Classes of Weingarten as of December 1, 1995, and of the Institutional Class of Weingarten as of December 1, 1995, and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:

                                           PERCENT
NAME AND ADDRESS                          OWNED OF
OF RECORD OWNER                         RECORD ONLY*
---------------                         -----------
RETAIL CLASS A SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith         20.69%
AIDS/Street Account
Mutual Fund Operations
ATTN: Private Client Group
P.O. Box 45286
Jacksonville, FL  32232-5286

RETAIL CLASS B SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith         12.52%
AIDS/Street Account
Mutual Fund Operations
ATTN: Private Client Group
P.O. Box 45286
Jacksonville, FL  32232-5286


__________________

* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

** A shareholder who holds 25% or more of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                                           PERCENT
NAME AND ADDRESS                          OWNED OF
OF RECORD OWNER                         RECORD ONLY*
---------------                         -----------
INSTITUTIONAL CLASS
-------------------

Commonwealth of Mass.                       60.9%**
Deferred Compensation Plan
One Ashburton Place, 12th Floor
Boston, MA  02108

Union Planters National Bank                16.08%
P.O. Box 387
Memphis, TN  38147

Muchmore & Co./Summit Trust                  9.26%
750 Walnut Street
Cranford, NJ  07016-1205


CONSTELLATION
-------------
         To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding shares of the Retail Class of Constellation as of December 1, 1995, and the Institutional Class of Constellation as of December 1, 1995 and the amount of the outstanding shares held of record and beneficially owned by such holders are set forth below:

                                            PERCENT
NAME AND ADDRESS                           OWNED OF
OF RECORD OWNER                          RECORD ONLY*
---------------                          -----------

RETAIL CLASS A SHARES
---------------------

Merrill Lynch Pierce Fenner & Smith          21.6%
AIDS/Street Account
Mutual Fund Operations
ATTN: Private Client Group
P.O. Box 45286
Jacksonville, FL  32232-5286


__________________

* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

** A shareholder who holds 25% or more of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                                            PERCENT
NAME AND ADDRESS                           OWNED OF
OF RECORD OWNER                          RECORD ONLY*
---------------                          -----------

INSTITUTIONAL CLASS
-------------------
City of New York                           53.66%**
Deferred Compensation Plan
40 Rector Street, 3rd Floor
New York, NY  10006

Nationwide DVCA                             12.57%
P.O. Box 182029
Columbus, OH 43218

Commonwealth of Massachusetts               10.48%
Deferred Compensation Plan
One Ashburton Place, 12th Floor
Boston, MA 02108

West One Bank Idaho, NA                      6.21%
A/C Idaho Power 19213085
101 S. Capital Blvd., Rm. 315
P. O. Box 7928
Boise, ID  83707


         As of December 1, 1995, the directors/trustees and officers of the Company as a group owned beneficially less than 1% of the outstanding shares of each of any class of Charter, Weingarten, Aggressive Growth and Constellation.


                           PURCHASES AND REDEMPTIONS

NET ASSET VALUE DETERMINATION

          Shares of the Institutional Classes of the Funds that are offered by the Prospectus are sold at their net asset value. The investor's price for purchase or redemption will be determined by the net asset value of the Institutional Class of the applicable Fund's shares next determined following the receipt of an order to purchase or a request to redeem such shares.

         In accordance with the current rules and regulations of the SEC, the net asset value of a share of each Fund is determined once daily as of 4:00 p.m. Eastern Time on each business day of the Fund. In the event the New York Stock Exchange closes early (i.e., before 4:00 p.m. Eastern Time) on a particular day,

__________________

* The Funds have no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

** A shareholder who holds 25% or more of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

the net asset value of a Fund's share is determined as of the close of the New York Stock Exchange on such day. For purposes of determining net asset value per share, futures and options contract closing prices which are available 15 minutes after the close of trading of the New York Stock Exchange will generally be used. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles. The net asset values per share of the Institutional Class and the Retail Classes of a Fund will differ because different expenses are attributable to each class. The income or loss and the expenses common to all classes of a Fund are allocated to each class on the basis of the net assets of the Fund allocable to each such class, calculated as of the close of business on the previous business day, as adjusted for the current day's shareholder activity of each class. In addition to certain common expenses which are allocated to all classes of a Fund, certain expenses, such as those related to the distribution of shares of a class, are allocated only to the class to which such expenses relate. The net asset value per share of a class is determined by subtracting the liabilities (e.g., the expenses) of the Fund allocated to the class from the assets of the Fund allocated to the class and dividing the result by the total number of shares outstanding of such class.

         Except as provided in the next sentence, a security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Exchange listed convertible debt securities are valued at the mean between the last bid and asked prices obtained from broker-dealers. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sale, at the mean between the last bid and asked price on that day. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost, which approximates market value. (See also "How to Purchase Shares," "How to Redeem Shares" and "Determination of Net Asset Value" in the Prospectus.)
         Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.

THE DISTRIBUTION AGREEMENT

         The Company, on behalf of the Institutional Class of each Fund, has entered into a Master Distribution Agreement, effective as of October 18, 1993, (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM to act as the exclusive distributor of the Institutional Classes of the Funds' shares. The address of FMC is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173. See "Directors and Officers" and "The Investment Advisor" for information as to the affiliation of certain directors and officers of the Company with FMC and A I M Management Group Inc. The Distribution Agreement provides that FMC has the exclusive right to distribute the Institutional Classes of shares of the Funds either directly or through other broker-dealers. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Institutional Classes of the Funds and the costs of preparing and distributing any other supplemental sales literature. FMC has not undertaken to sell any specified number of shares of the Institutional Classes of the Funds. FMC does not receive any fees from the Company on behalf of the Institutional Classes pursuant to the Distribution Agreement.

         FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or banks who sell a minimum dollar amount of the shares of the Institutional Class of a Fund during a specific period of time. In some instances, these incentives may be offered only to certain dealers or institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed .10% of the net asset value of the shares sold of such Institutional Class. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares or the amount received as proceeds from such sales. Dealers or institutions may not use the sale of shares of the Institutional Class of a Fund to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

         The Distribution Agreement became effective October 18, 1993 and will continue in effect until June 30, 1996 and from year to year thereafter only if such continuation is specifically approved at least annually by (i) the Company's Board of Directors or the vote of a "majority of the outstanding voting securities" of the Funds (as defined in the 1940 Act) and (ii) the affirmative vote of a majority of the Non-Interested Directors by votes cast in person at a meeting called for such purpose. The Company, on behalf of a Fund, or FMC may terminate the Distribution Agreement on sixty days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.


                                  PERFORMANCE

TOTAL RETURN CALCULATIONS

         Total returns quoted in advertising reflect all aspects of the applicable Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in such Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a particular Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of such Fund.

         In addition to average annual returns, the Institutional Class of each Fund may quote unaveraged or cumulative total returns, reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

         From time to time, Fund sales literature and/or advertisements may disclose (i) top holdings included in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.

         Each Fund's performance may also be compared in advertising and other materials to the performance of comparative benchmarks such as the Consumer Price Index, the Standard & Poor's 500 Stock Index, and fixed-price investments such as bank certificates of deposit and/or savings accounts.

YIELD QUOTATIONS

         The standard formula for calculating yield, as described in the Prospectus, is as follows:
                                                    6
                       YIELD = 2[((a-b)/(c x d) + 1) -1]

Where    a  =  dividends and interest earned during a stated 30-day period.
               For purposes of this calculation, dividends are accrued rather than recorded on the ex-dividend date. Interest earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more appropriate, based on yield to call date).
         b  =  expenses accrued during period (net of reimbursement).
         c  =  the average daily number of shares outstanding during the period.
         d  =  the maximum offering price per share on the last day of the period.

HISTORICAL PORTFOLIO RESULTS

         The average return of the Institutional Class of Charter was 27.45% for the fiscal year ended October 31, 1995. The cumulative return of the Institutional Class of Charter was 51.27% for the period of July 30, 1991 (date operations commenced) through October 31, 1995. The average return of the Institutional Class of Weingarten was 28.69% for the fiscal year ended October 31, 1995. The cumulative return of the Institutional Class of Weingarten was 50.94% for the period of October 8, 1991 (date operations commenced) through October 31, 1995. The average return of the Institutional Class of Constellation was 34.09% for the fiscal year ended October 31, 1995. The cumulative return of the Institutional Class of Constellation was 101.73% for the period of April 8, 1992 (date operations commenced) through October 31, 1995.

SUSPENSION OF REDEMPTION RIGHTS

         The right of redemption may be suspended or the date of payment upon redemption may be postponed when (a) trading on the New York Stock Exchange is restricted, as determined by applicable rules and regulations of the SEC, (b) the New York Stock Exchange is closed for other than customary weekend or holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.


                      INVESTMENT PROGRAM AND RESTRICTIONS

INVESTMENT PROGRAM

         The following discussion of investment policies supplements the discussion of the investment objectives and policies set forth in the Prospectus under the heading "Investment Programs."

         Each of the Funds may be invested, for temporary or defensive purposes, with regard to all or substantially all of their assets, in investment grade (high quality) corporate bonds, commercial paper, or U.S. Government obligations. In addition, a portion of each Fund's assets may be held, from time to time, in cash, repurchase agreements, or other debt securities, when such positions are deemed advisable in light of economic or market conditions. For a description of the various rating categories of corporate bonds and commercial paper in which the Fund may invest, see the Appendix to this Statement of Additional Information.

FOREIGN SECURITIES

         Charter, Weingarten and Constellation may each invest up to 20% of its total assets in foreign securities. For purposes of computing such limitation American Depository Receipts, European Depository Receipts and other securities representing underlying securities of foreign issuers are treated as foreign securities. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets. ADRs and EDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. Investments by the Fund in securities of foreign corporations may involve considerations and risks that are different in certain respects from an investment in securities of U.S. companies. Such risks include possible imposition of withholding taxes on interest or dividends, possible adoption of foreign governmental restrictions on repatriation of income or capital invested, or other adverse political or economic developments. Additionally, it may be more difficult to enforce the rights of a security holder against a foreign corporation, and information about the operations of foreign corporations may be more difficult to obtain and evaluate.

RULE 144A SECURITIES

         The Funds may each purchase securities which, while privately placed, are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain qualified institutional buyers, such as a Fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Company's Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction of investing no more than 15% of its assets in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by AIM and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. At the present time, it is not possible to predict with certainty how the market for Rule 144A securities will develop.

LENDING OF PORTFOLIO SECURITIES

         For the purpose of realizing additional income, the Fund may make secured loans of portfolio securities amounting to not more than 33-1/3% of its total assets. Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. Government securities, letters of credit or such other collateral as may be permitted under the Fund's investment program. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to persons deemed by AIM to be of good standing and will not be made unless, in the judgment of AIM, the consideration to be earned from such loans would justify the risk.

REPURCHASE AGREEMENTS

         The Funds may each enter into repurchase agreements. A repurchase agreement is an instrument under which a Fund acquires ownership of a debt security and the seller (usually a broker or bank) agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. In the event of bankruptcy or other default of a seller of a repurchase agreement, the Fund may experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (b) a possible subnormal level of income and lack of access to income during this period; and (c) expenses of enforcing its rights. A repurchase agreement is collateralized by the security acquired by the Fund and its value is marked to market daily in order to minimize the Fund's risk. Repurchase agreements usually are for short periods, such as one or two days, but may be entered into for longer periods of time.

         Charter may enter into repurchase agreements (at any time, up to 50% of its net assets), using only U.S. Government securities, for the sole purpose of increasing its yield on idle cash. Charter will not invest in a repurchase agreement of more than seven days' duration if, as a result of that investment, the amount of repurchase agreements of more than seven days' duration would exceed 15% of the assets of Charter.

SPECIAL SITUATIONS

         Although Constellation does not currently intend to do so, it may, invest in "special situations." A special situation arises when, in the opinion of the Fund's management, the securities of a particular company will, within a reasonable estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs and new management or management policies. Although large and well known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities. Constellation will not, however, purchase securities of any company with a record of less than three years continuous operation (including that of predecessors) if such purchase would cause the Fund's investment in all such companies, taken at cost, to exceed 5% of the value of the Fund's total assets.

SHORT SALES

         Although Weingarten and Constellation do not currently intend to do so, they may each enter into short sales transactions. Neither Weingarten nor Constellation will make short sales of securities nor maintain a short position unless at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. This is a technique known as selling short "against the box." Such short sales will be used by each of Weingarten and Constellation for the purpose of deferring recognition of gain or loss for federal income tax purposes. In no event may more than 10% of the value of either Fund's net assets be deposited or pledged as collateral for such sales at any time.

WARRANTS

         The Funds may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of a warrant, the current market value of the underlying security, the life of the warrant and various other investment factors. The investment in warrants by the Funds valued at the lower of cost or market, may not exceed 5% of the value of the respective Fund's net assets and not more than 2% of such value may be warrants which are not listed on the New York or American Stock Exchanges.

WRITING COVERED CALL OPTIONS

         Weingarten and Constellation are authorized to write (sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to such options. Writing a call option obligates Weingarten and Constellation to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. By writing a call option, Weingarten and Constellation receive an option premium from the purchaser of the call option. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, Weingarten and Constellation would seek to mitigate the effects of a price decline. By writing covered call options, however, Weingarten and Constellation give up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Funds' ability to sell the underlying security will be limited while the option is in effect unless Weingarten and Constellation effect a closing purchase transaction.

FUTURES CONTRACTS

         Each of the Funds may purchase futures contracts. In cases of purchases of futures contracts, an amount of cash and cash equivalents, equal to the cost of the futures contracts (less any related margin deposits), will be segregated with the Funds' custodian to collateralize the position and ensure that the use of such futures contracts is unleveraged. Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with its custodian for the account of the broker a stated amount, as called for by the particular contract, of cash or U.S. Treasury bills. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to and from the broker will be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." For example, when a Fund has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment with respect to that increase in value. Conversely, where a Fund has purchased a stock index futures contract and the price of the underlying stock index has declined, that position would be less valuable and the Fund would be required to make a variation margin payment to the broker. Variation margin payments would be made in a similar fashion when a Fund has purchased an interest rate futures contract. At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or gain.

         A description of the type of futures contract that may be utilized by the Funds is as follows:

Stock Index Futures Contracts

         A stock index assigns relative values to the common stocks included in the index and the index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. Currently, stock index futures contracts can be purchased or sold primarily with respect to broad based stock indices such as the S&P's 500 Stock Index, the New York Stock Exchange Composite Index, the American Stock Exchange Major Market Index, the NASDAQ -- 100 Stock Index and the Value Line Stock Index. The stock indices listed above consist of a spectrum of stocks not limited to any one industry such as utility stocks. Utility stocks, at most, would be expected to comprise a minority of the stocks comprising the portfolio of the index. The Funds will only enter into stock index futures contracts as a hedge against changes resulting from market conditions in the values of the securities held or which it intends to purchase. When a Fund anticipates a significant market or market sector advance, the purchase of a stock index futures contract affords a hedge against not participating in such advance. Conversely, in anticipation of or in a general market or market sector decline that adversely affects the market values of a Fund's portfolio of securities, the Fund may sell stock index futures contracts.

RISKS AS TO FUTURES CONTRACTS

         There are several risks in connection with the use of futures contracts as hedging devices. One risk arises because of the imperfect correlation between movements in the price of hedging instruments and movements in the price of the stock, debt security or foreign currency which are the subject of the hedge. If the price of a hedging instrument moves less than the price of the stock, debt security or foreign currency which is the subject of the hedge, the hedge will not be fully effective. If the price of a hedging instrument moves more than the price of the stock, debt security or foreign currency, a Fund will experience either a loss or gain on the hedging instrument which will not be completely offset by movements in the price of the stock, debt security or foreign currency which is the subject of the hedge.

         Successful use of hedging instruments by the Funds is also subject to AIM's ability to predict correctly movements in the direction of the stock market, of interest rates or of foreign exchange rates. Because of possible price distortions in the futures and options markets and because of the imperfect correlation between movements in the prices of hedging instruments and the investments being hedged, even a correct forecast by AIM of general market trends may not result in a completely successful hedging transaction.

         It is also possible that where a Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of stocks or debt securities held in its portfolio may decline. If this occurred, a Fund would lose money on the futures contracts and also experience a decline in the value of its portfolio securities. Similar risks exist with respect to foreign currency hedges.

         Positions in futures contracts may be closed out only on an exchange on which such contracts are traded. Although the Funds intend to purchase or sell futures contracts there is no assurance that a liquid market on an exchange or a board of trade will exist for any particular contract at any particular time. If there is not a liquid market, it may not be possible to close a futures position at such time. In the event of adverse price movements under those circumstances, the Fund would continue to be required to make daily cash payments of maintenance margin on its futures positions. The extent to which a Fund may engage in futures contracts will be limited by Internal Revenue Code requirements for qualification as a regulated investment company and a Fund's intent to continue to qualify as such. The result of a hedging program cannot be foreseen and may cause a Fund to suffer losses which it would not otherwise sustain.

         The investment policies stated above are not fundamental policies of the Funds and may be changed by the Board of Directors of the Company without shareholder approval. Shareholders will be notified before any material change in the investment policies stated above become effective.

INVESTMENT RESTRICTIONS

         The following additional fundamental policies and investment restrictions have been adopted by each Fund as indicated and, except as noted, such policies cannot be changed without the approval of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act.

CHARTER
-------
Charter may not:

         (a) purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. Government) if, immediately after and as a result of such purchase, (i) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (ii) the Fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer;

         (b) purchase securities of other investment companies;

         (c) concentrate its investments; that is, invest more than 25% of the value of its assets in any particular industry;

         (d) purchase or sell real estate or other interests in real estate (except that this restriction does not preclude investments in marketable securities of companies engaged in real estate activities);

         (e) write, purchase, or sell puts, calls, straddles, spreads or combinations thereof, or deal in commodities or oil, gas, or other mineral exploration or development programs;

         (f) make loans (except that the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities, or entering into a repurchase agreement, is not considered to be a loan for purposes of this restriction), provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

         (g) purchase securities on margin or sell short;

         (h) borrow money or pledge its assets except that, as a temporary measure for extraordinary or emergency purposes and not for investment purposes, the Fund may borrow from banks (including the Fund's custodian bank) amounts of up to 10% of the value of its total assets, and may pledge amounts of up to 20% of its total assets to secure such borrowings;

         (i) invest in companies for the purpose of exercising control or management;

         (j) act as an underwriter of securities of other issuers;

         (k) purchase from or sell to any officer, director or employee of the Fund, or its advisors or distributor, or to any of their officers or directors, any securities other than shares of the capital stock of Charter;

         (l) purchase or retain the securities of any issuer if those officers and directors of the Company, its advisors or distributor owning individually more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer; or

         (m) invest any of its assets in securities of companies having a record of less than five years' continuous operation, including the operations of their predecessors.

         To permit the sale of shares of Charter in Texas, investments by Charter in warrants, valued at the lower of cost or market, may not exceed 5% of the value of Charter's net assets. Included within that amount, but not to exceed 2% of Charter's net assets, may be warrants which are not listed on the New York or American Stock Exchanges. This restriction is not a fundamental policy.

         The Fund will comply with Texas Rule 123.2(6), and follow SEC guidelines, that provide that loans of the Fund's securities will be fully collateralized.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction.

WEINGARTEN
----------
Weingarten may not:

         (a) issue bonds, debentures or senior equity securities;

         (b) underwrite securities of other companies or purchase restricted securities ("letter stock");

         (c) invest in real estate, except that the Fund may purchase securities of real estate investment trusts;

         (d) lend money, except in connection with the acquisition of a portion of an issue of publicly distributed bonds, debentures or other corporate or governmental obligations, provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33 1/3% of its total assets;

         (e) purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         (f) purchase shares in order to control management of a company;

         (g) invest in commodities or commodity contracts or in puts or calls except as set forth above under "Investment Objectives and Policies -- Writing Call Option Contracts";

         (h) invest in securities of other investment companies;

         (i) invest more than 25% of the value of its total assets in securities of issuers all of which conduct their principal business activities in the same industry; or

         (j) borrow money or pledge its assets, except that, as a temporary measure for extraordinary or emergency purposes and not for investment purposes, the Fund may borrow from banks (including the Fund's custodian bank) amounts of up to 10% of the value of its total assets, and may pledge amounts of up to 20% of its total assets to secure such borrowings.

         In addition, Weingarten may not (a) purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of the Fund's net assets, and no more than 2% of such value may be warrants which are not listed on the New York or American Stock Exchanges; (b) purchase or retain the securities of any issuer, if the officers and directors of the Company, its advisors or distributor who own individually more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer; (c) invest more than 5% of the total assets of the Fund (valued at market) in securities of any one issuer (other than obligations of the U.S. Government and its instrumentalities); (d) purchase more than 10% of the outstanding securities of any one issuer or more than 10% of any class of securities of an issuer; (e) deal in forward contracts; (f) invest in interests in oil, gas or other mineral exploration or development programs; or (g) invest in securities of companies which have a record of less than three years of continuous operation if such purchase at the time thereof would cause more than 5% of the total assets of the Fund to be invested in the securities of such companies (with such period of three years to include the operation of any predecessor company or companies, partnership or individual enterprise if the company whose securities are proposed for investment by the Fund has come into existence as the result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor company or companies, partnership or individual enterprise). These additional restrictions are not fundamental, and may be changed by the Board of Directors of the Company without shareholder approval.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction.

CONSTELLATION
-------------
Constellation may not:

         (a) invest for the purpose of exercising control over or management of any company;

         (b) engage in the underwriting of securities of other issuers;

         (c) purchase and sell real estate or commodities or commodity contracts;

         (d) make loans, except by the purchase of a portion of an issue of publicly distributed bonds, debentures or other obligations, provided that the Fund may lend its portfolio securities provided the value of such loaned securities does not exceed 33-1/3% of its total assets;


         (e) invest in interests in oil, gas or other mineral exploration or development programs;

         (f) invest in securities of other investment companies; or

         (g) invest more than 25% of the value of its total assets in securities of issuers all of which conduct their principal business activities in the same industry.

         In addition, Constellation treats as fundamental its policy concerning borrowing described under the caption "Investment Programs - Investment Restrictions - Borrowing" in the Prospectus. In accordance with this policy, the Fund may borrow funds from a bank (including its custodian bank) to purchase or carry securities only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. For the purpose of determining this 300% asset coverage requirement, the Fund's liabilities will not include the amount borrowed but will include the market value, at the time of computation, of all securities borrowed by the Fund in connection with short sales. The amount of borrowing will also be limited by the applicable margin limitations imposed by the Federal Reserve Board. If at any time the value of the Fund's assets should fail to meet the 300% asset coverage requirement, the Fund will, within three days, reduce its borrowings to the extent necessary. The Fund may be required to eliminate partially or totally its outstanding borrowings at times when it may not be desirable for it to do so.

         The Board of Directors of the Company has also adopted the following limitations which are not matters of fundamental policy of Constellation and which may be changed without shareholder approval:

         (a) the Fund may not purchase or retain the securities of any issuer, if those officers and directors of the Company, its advisors or distributor owning individually more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer; or

         (b) the Fund may not purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of the Fund's net assets, and no more than 2% of such value may be warrants which are not listed on the New York or American Stock Exchanges.

         Except for the borrowing policy, if a percentage restriction is adhered to at the time of investment, a later change in the percentage of such investment held by a Fund resulting solely from changes in values or assets, will not be considered to be a violation of the restriction.

ADDITIONAL RESTRICTIONS

         In order to permit the sale of the Funds' shares in certain states, each Fund may from time to time make commitments more restrictive than the restrictions described herein. These restrictions are not matters of fundamental policy, and should a Fund determine that any such commitment is no longer in the best interests of the Fund and its shareholders, it will revoke the commitment by terminating sales of its shares in the states involved.

         In order to comply with an undertaking to the State of Texas, each Fund has agreed that any restriction on investments in "oil, gas and other mineral exploration or development programs" shall include mineral leases, and any restriction on investments in "real estate or other interests in real estate" shall include real estate limited partnerships.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

         Subject to policies established by the Board of Directors of the Company, AIM is responsible for decisions to buy and sell securities for each Fund, for the selection of broker-dealers, for the execution of each Fund's investment portfolio transactions and for the allocation of brokerage fees in connection with such transactions. AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. While AIM generally seeks reasonably competitive commission rates, each Fund does not necessarily pay the lowest commission or spread available.

         A portion of the securities in which each Fund invests are traded in over-the-counter markets, and in such transactions, a Fund deals directly with the dealers who make markets in the securities involved, except in those circumstances where better prices and executions are available elsewhere. Portfolio transactions placed through dealers serving as primary market makers are effected at net prices, generally without commissions as such, but which include compensation in the form of mark up or mark down.

         AIM may from time to time determine target levels of commission business for AIM to transact with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be determined based upon the following factors, among others: (a) the execution services provided by the broker; (b) the research services provided by the broker; and (c) the broker's attitude toward and interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or AIM Capital in particular. No specific formula will be used in connection with any of the foregoing considerations in determining the target levels. However, if a broker has indicated a certain level of desired commissions in return for certain research services provided by the broker, this factor will be taken into consideration by AIM. Subject to the overall objective of obtaining the best price and execution for the Fund, AIM may also consider sales of shares of the Fund and of the other mutual funds managed or advised by AIM and AIM Capital as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. AIM will seek, whenever possible, to recapture for the benefit of each Fund any commission, fee, brokerage or similar payment paid by such Fund on portfolio transactions. Normally, the only fees which may be recaptured are the soliciting dealer fees on the tender of an account's portfolio securities in a tender or exchange offer.

         None of the Funds is under any obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Brokers who provide supplemental investment research to AIM and AIM Capital may receive orders for transactions by the Fund. Information so received will be in addition to and not in lieu of the services required to be performed by AIM and AIM Capital under their agreements with the Funds and the expenses of AIM and AIM Capital will not necessarily be reduced as a result of the receipt of such supplemental information. Certain research services furnished by broker-dealers may be useful to AIM and AIM Capital in connection with their services to other advisory clients, including the investment companies which they advise. Also, each Fund may pay a higher price for securities or higher commissions in recognition of research services furnished by broker-dealers.

         Provisions of the 1940 Act and rules and regulations thereunder have been construed to prohibit the Company from purchasing securities or instruments from, or selling securities or instruments to, any holder of 5% or more of the voting securities of any investment company managed or advised by AIM. The Company has obtained an order of exemption from the SEC which permits the Company to engage in certain transactions with such 5% holder, if the Company complies with conditions and procedures designed to ensure that such transactions are executed at fair market value and present no conflicts of interest.

         AIM, AIM Capital and their affiliates manage several other investment accounts, some of which may have investment objectives similar to those of one or more of the Funds. It is possible that, at times, identical securities will be appropriate for investment by one or more of the Funds and by one or more of such investment accounts. The position of each account, however, in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of a Fund and one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated among the Fund(s) and such accounts in a manner deemed equitable by AIM. AIM may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. Simultaneous transactions could, however, adversely affect the ability of a Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Under the 1940 Act, persons affiliated with the Company are prohibited from dealing with the Funds as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The Board of Directors has adopted procedures pursuant to Rule 17a-7 under the 1940 Act relating to portfolio transactions among the Funds other accounts advised by AIM or AIM Capital and each of the Funds may from time to time enter into transactions in accordance with such Rule and procedures.

         From time to time, an identical security may be sold by an AIM Fund or another investment account advised by AIM or AIM Capital and simultaneously purchased by another investment account advised by AIM or AIM Capital when such transactions comply with applicable rules and regulations and are deemed consistent with the investment objective(s) and policies of the investment accounts involved. Procedures pursuant to Rule 17a-7 under the 1940 Act regarding transactions between investment accounts advised by AIM or AIM Capital have been adopted by the Board of Directors/Trustees of the various AIM Funds, including the Company. Although such transactions may result in custodian, tax or other related expenses, no brokerage commissions or other direct transaction costs are generated by transactions among the investment accounts advised by AIM or AIM Capital.

         In some cases, the procedure for allocating portfolio transactions among the various investment accounts advised by AIM and AIM Capital could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, the main factors considered by AIM are the respective investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the judgments of the persons responsible for recommending the investment.

SECTION 28(e) STANDARDS

         Under Section 28(e) of the Securities Exchange Act of 1934, AIM shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [its] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion" and that the services provided by a broker provide AIM and AIM Capital with lawful and appropriate assistance in the performance of their investment decision-making responsibilities. Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

         Broker-dealers utilized by AIM may furnish statistical, research and other information or services which are deemed by AIM and AIM Capital to be beneficial to the Funds' investment programs. Research services received from brokers supplement AIM's and AIM Capital's own research (and the research of sub-advisors to other clients of AIM and AIM Capital), and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; portfolio management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to AIM and AIM Capital and to the Company's directors with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the provision of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM and AIM Capital since the brokers utilized by AIM as a group tend to follow a broader universe of securities and other matters than AIM's and AIM Capital's staff can follow. In addition, this research provides AIM and AIM Capital with a diverse perspective on financial markets. Research services which are provided to AIM and AIM Capital by brokers are available for the benefit of all accounts managed or advised by AIM and AIM Capital or by sub-advisors to other accounts managed or advised by AIM and AIM Capital. In some cases, the research services are available only from the broker providing such services. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM is of the opinion that because the broker research supplements, rather than replaces, its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that AIM or AIM Capital would have purchased any such research services had such services not been provided by brokers, the expenses of such services to AIM or AIM Capital could be considered to have been reduced accordingly. Certain research services furnished by broker-dealers may be useful to AIM or AIM Capital with clients other than the Funds. Similarly, any research services received by AIM or

AIM Capital through the placement of portfolio transactions of other clients may be of value to AIM or AIM Capital in fulfilling their obligations to the Funds. AIM is of the opinion that this material is beneficial in supplementing AIM's and AIM Capital's research and analysis; and, therefore, it may benefit the Funds by improving the quality of the advisors' investment advice. The advisory fees paid by the Funds are not reduced because AIM and AIM Capital receive such services. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's and AIM Capital's clients, including the Funds.

BROKERAGE COMMISSIONS PAID

         For the fiscal years ended October 31, 1995, 1994 and 1993, Charter paid brokerage commissions of $14,960,600, $4,188,692 and $5,005,249, respectively. For the fiscal year ended October 31, 1995, AIM directed certain of Charter's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $269,685,180 and the related brokerage commissions were $374,801.

         For the fiscal years ended October 31, 1995, 1994 and 1993, Weingarten paid brokerage commissions of $21,766,760, $17,367,904 and $17,367,904, respectively. For the fiscal year ended October 31, 1995, AIM directed certain of Weingarten's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $641,610,030 and the related brokerage commissions were $1,017,600.

         For the fiscal years ended October 31, 1995, 1994 and 1993, Constellation paid brokerage commissions of $15,359,510, $6,921,543, and $4,683,461, respectively. For the fiscal year ended October 31, 1995, AIM directed certain of Constellation's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $353,895,595 and the related brokerage commissions were $652,417.

PORTFOLIO TURNOVER

         The portfolio turnover rate of each Fund is shown under "Financial Highlights" in the Prospectus. Higher portfolio turnover increases transaction costs to the Fund.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

         Income dividends and capital gains distributions are automatically reinvested in additional shares of the Institutional Class of the applicable Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of the Institutional Class of another Fund offered pursuant to the Prospectus. If a shareholder's account does not have any shares in it on a dividend or capital gains distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, a regulated investment company must (a) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (b) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forward contracts, will not be characterized as Short-Short Gain if they are directly related to the regulated investment company's principal business of investing in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, a Fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent a Fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded. Interest (including original issue discount and accrued market discount) received by a Fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of a security within the meaning of the Short-Short Gain Test. However, any other income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

         In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss.

         In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (a) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (b) the asset is otherwise held by the Fund as part of a "straddle" or (c) the asset is stock and the Fund grants certain call options with respect thereto. However, for purposes of the Short-Short Gain Test, the holding period of the asset disposed of is reduced only in the case described in clause (a) above. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

         Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss. For purposes of the Short-Short Gain Test, the holding period of an option written by a Fund will commence on the date it is written and end on the date it lapses or the date a closing transaction is entered into. Accordingly, a Fund may be limited in its ability to write options which expire within three months and to enter into closing transactions at a gain within three months of the writing of options.

         Transactions that may be engaged in by certain of the Funds (such as futures contracts and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. The net amount of such gain or loss for the entire taxable year from transactions involving Section 1256 contracts (including gain or loss arising as a consequence of the year-end deemed sale of Section 1256 contracts) is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Fund may elect not to have this special tax treatment apply to
Section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 contracts. The Internal Revenue Service has held in several private rulings that gain arising from
Section 1256 contracts will be treated for purposes of the Short-Short Gain Test as being derived from securities held for not less than three months if the gains arise as a result of a constructive sale under Code Section 1256.

         In addition to satisfying the requirement described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which companies and securities of other issuers the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

         A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(a) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and

(b) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS

         Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends-received deduction for corporations only to the extent discussed below.

         A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryforwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Ordinary income dividends paid by the Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend
(a) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), excluding for this purpose under the rules of Code Section 246(c)(3) and (4) (i) any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend and (ii) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, has granted certain options to buy or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (b) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (c) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced (i) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (ii) by application of Code Section 246(b) which in general limits the dividends received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends received deduction and certain other items).

         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. In addition, under the Superfund Amendments and Reauthorization Act of 1986, a tax is imposed for taxable years beginning after 1986 and before 1996 at the rate of 0.12% on the excess of a corporate taxpayer's AMTI (determined without regard to the deduction for this tax and the AMT net operating loss deduction) over $2 million. The corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) that is includable in AMTI.

         Investment income that may be received by certain of the Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle any such Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of any such Fund's assets to be invested in various countries is not known.

         Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

         The Funds will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares paid to any shareholder (a) who has provided either an incorrect tax identification number or no number at all, (b) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income property, or (c) who has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

SALE OR REDEMPTION OF SHARES

         A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) (discussed above in connection with the dividends received deduction for corporations) generally will apply in determining the holding period of shares. Long-term capital gains of non-corporate taxpayers are currently taxed at a maximum rate 11.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

FOREIGN SHAREHOLDERS

         Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends and return of capital distributions (other than capital gain dividends) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gains.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

         The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation for ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.

OTHER INFORMATION

         The Prospectus and this Statement of Additional Information omit certain Information contained in the Registration Statement which the Company has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Funds and the securities offered hereby. The Registration Statement is available for inspection by the public at the SEC in Washington. D.C.

                                    APPENDIX

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

STANDARD & POOR'S

         Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well-established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's Commercial Paper is rated A-1 or A-2. A-1 indicates the degree of safety regarding time of payment is very strong. A-2 indicates that the capacity for timely payment is strong, but that the relative degree of safety is not as overwhelming as for issues designated A-1.

MOODY'S

         Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by Moody's in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (c) evaluation of the issuer's products in relation to competition and customer acceptance; (d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of a parent company and the relationships which exist with the issuer; and (h) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or Prime-2.


                     DESCRIPTION OF CORPORATE BOND RATINGS

STANDARD & POOR'S

         AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

MOODY'S

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                              FINANCIAL STATEMENTS




                                      FS

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors
AIM Charter Fund:

We have audited the accompanying statement of assets and liabilities of the AIM Charter Fund (a portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1995, the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Charter Fund as of October 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with generally accepted accounting principles.



                               KPMG Peat Marwick LLP

Houston, Texas
December 8, 1995

                                 C H A R T E R

                                                Financials

SCHEDULE OF INVESTMENTS

October 31, 1995


 SHARES                                                 MARKET VALUE
             COMMON STOCKS - 75.72%

             ADVERTISING/BROADCASTING - 0.37%

     120,000 Omnicom Group, Inc.                       $    7,665,000
---------------------------------------------------------------------

             AEROSPACE/DEFENSE - 1.71%

     240,000 Boeing Co. (The)                              15,750,000
---------------------------------------------------------------------
     160,000 Rockwell International Corp.                   7,120,000
---------------------------------------------------------------------
     140,000 United Technologies Corp.                     12,425,000
---------------------------------------------------------------------
                                                           35,295,000
---------------------------------------------------------------------

             APPLIANCES - 0.47%

     240,000 Newell Co.                                     5,790,000
---------------------------------------------------------------------
      84,300 Premark International, Inc.                    3,898,875
---------------------------------------------------------------------
                                                            9,688,875
---------------------------------------------------------------------

             AUTOMOBILE (MANUFACTURERS) - 1.03%

     280,000 Chrysler Corp.                                14,455,000
---------------------------------------------------------------------
     240,000 Ford Motor Co.                                 6,900,000
---------------------------------------------------------------------
                                                           21,355,000
---------------------------------------------------------------------

             AUTOMOBILE/TRUCKS PARTS & TIRES - 0.24%

     140,000 Echlin Inc.                                    5,005,000
---------------------------------------------------------------------

             BANKING - 0.34%

     240,000 Norwest Corp.                                  7,080,000
---------------------------------------------------------------------

             BANKING (MONEY CENTER) - 1.57%

     180,000 BankAmerica Corp.                             10,350,000
---------------------------------------------------------------------
     160,000 Chemical Banking Corp.                         9,100,000
---------------------------------------------------------------------
     200,000 Citicorp                                      12,975,000
---------------------------------------------------------------------
                                                           32,425,000
---------------------------------------------------------------------

             BEVERAGES - 1.28%

     500,000 PepsiCo Inc.                                  26,375,000
---------------------------------------------------------------------

             BUILDING MATERIALS - 0.87%

     200,000 Black & Decker Corp. (The)                     6,775,000
---------------------------------------------------------------------
     400,000 Masco Corp.                                   11,250,000
---------------------------------------------------------------------
                                                           18,025,000
---------------------------------------------------------------------

             BUSINESS SERVICES - 1.28%

     160,000 Diebold, Inc.                                  8,480,000
---------------------------------------------------------------------
     320,000 Equifax, Inc.                                 12,480,000
---------------------------------------------------------------------
     200,000 Manpower Inc.                                  5,425,000
---------------------------------------------------------------------
                                                           26,385,000
---------------------------------------------------------------------

                                 C H A R T E R


 SHARES                                                 MARKET VALUE
             CHEMICALS - 0.87%

     140,000 Dow Chemical Co.                          $    9,607,500
---------------------------------------------------------------------
     140,000 Eastman Chemical Co.                           8,330,000
---------------------------------------------------------------------
                                                           17,937,500
---------------------------------------------------------------------

             CHEMICALS (SPECIALTY) - 1.01%

     200,000 Grace (W.R.) & Co.                            11,150,000
---------------------------------------------------------------------
     140,000 IMC Global, Inc.                               9,800,000
---------------------------------------------------------------------
                                                           20,950,000
---------------------------------------------------------------------

             COMPUTER MAINFRAMES - 0.94%

     200,000 International Business Machines Corp.         19,450,000
---------------------------------------------------------------------

             COMPUTER MINI/PCS - 2.22%

     200,000 COMPAQ Computer Corp.(a)                      11,150,000
---------------------------------------------------------------------
     240,000 Dell Computer Corp.(a)                        11,190,000
---------------------------------------------------------------------
     120,000 Hewlett Packard Co.                           11,115,000
---------------------------------------------------------------------
     160,000 Sun Microsystems, Inc.(a)                     12,480,000
---------------------------------------------------------------------
                                                           45,935,000
---------------------------------------------------------------------

             COMPUTER NETWORKING - 1.20%

     120,000 Cabletron Systems, Inc.(a)                     9,435,000
---------------------------------------------------------------------
     120,000 Cisco Systems, Inc.(a)                         9,300,000
---------------------------------------------------------------------
     320,000 ECI Telecommunications Ltd.                    6,080,000
---------------------------------------------------------------------
                                                           24,815,000
---------------------------------------------------------------------

             COMPUTER PERIPHERALS - 0.85%

     240,000 Adaptec, Inc.(a)                              10,680,000
---------------------------------------------------------------------
     200,000 Read-Rite Corp.(a)                             6,975,000
---------------------------------------------------------------------
                                                           17,655,000
---------------------------------------------------------------------

             COMPUTER SOFTWARE/SERVICES - 1.94%

     240,000 BMC Software, Inc.(a)                          8,550,000
---------------------------------------------------------------------
     500,000 Computer Associates International, Inc.       27,500,000
---------------------------------------------------------------------
     200,000 NetManage, Inc.(a)                             4,075,000
---------------------------------------------------------------------
                                                           40,125,000
---------------------------------------------------------------------

             CONGLOMERATES - 0.37%

     180,000 Allied-Signal Inc.                             7,650,000
---------------------------------------------------------------------

             CONSUMER NON-DURABLES - 0.30%

     120,000 Duracell International, Inc.                   6,285,000
---------------------------------------------------------------------

                                 C H A R T E R


 SHARES                                                      MARKET VALUE
             COSMETICS & TOILETRIES - 1.52%

     120,000 Gillette Co. (The)                             $    5,805,000
--------------------------------------------------------------------------
     240,000 Procter & Gamble Co.                               19,440,000
--------------------------------------------------------------------------
     140,000 Tambrands Inc.                                      6,265,000
--------------------------------------------------------------------------
                                                                31,510,000
--------------------------------------------------------------------------

             ELECTRIC POWER - 2.28%

     200,000 Baltimore Gas & Electric Co.                        5,350,000
--------------------------------------------------------------------------
     160,000 Carolina Power & Light Co.                          5,240,000
--------------------------------------------------------------------------
     120,000 Duke Power Co.                                      5,370,000
--------------------------------------------------------------------------
     160,000 FPL Group, Inc.                                     6,700,000
--------------------------------------------------------------------------
     240,000 General Public Utilities Corp.                      7,500,000
--------------------------------------------------------------------------
     120,000 Houston Industries, Inc.                            5,565,000
--------------------------------------------------------------------------
     120,000 Northern States Power Co.                           5,670,000
--------------------------------------------------------------------------
     240,000 Southern Co.                                        5,730,000
--------------------------------------------------------------------------
                                                                47,125,000
--------------------------------------------------------------------------

             ELECTRONIC COMPONENTS/MISCELLANEOUS - 3.03%

     320,000 AMP Inc.                                           12,560,000
--------------------------------------------------------------------------
     160,000 General Electric Co.                               10,120,000
--------------------------------------------------------------------------
     120,000 Honeywell, Inc.                                     5,040,000
--------------------------------------------------------------------------
     200,000 Parker-Hannifin Corp.                               6,750,000
--------------------------------------------------------------------------
     240,000 Philips Electronics N.V.-New York Shares-ADR        9,270,000
--------------------------------------------------------------------------
     160,000 Tektronix, Inc.                                     9,480,000
--------------------------------------------------------------------------
     280,000 Teradyne, Inc.(a)                                   9,345,000
--------------------------------------------------------------------------
                                                                62,565,000
--------------------------------------------------------------------------

             ELECTRONIC/DEFENSE - 0.82%

     240,000 Loral Corp.                                         7,110,000
--------------------------------------------------------------------------
     160,000 Sundstrand Corp.                                    9,800,000
--------------------------------------------------------------------------
                                                                16,910,000
--------------------------------------------------------------------------

             ELECTRONIC/PC DISTRIBUTORS - 1.37%

     200,756 Arrow Electronics, Inc.(a)                         10,188,367
--------------------------------------------------------------------------
     240,000 Avnet, Inc.                                        12,090,000
--------------------------------------------------------------------------
     140,000 Wyle Electronics                                    5,967,500
--------------------------------------------------------------------------
                                                                28,245,867
--------------------------------------------------------------------------

                                 C H A R T E R


 SHARES                                                 MARKET VALUE
             FINANCE (ASSET MANAGEMENT) - 1.26%

     280,000 Merrill Lynch & Co., Inc.                 $   15,540,000
---------------------------------------------------------------------
     120,000 Morgan Stanley Group, Inc.                    10,440,000
---------------------------------------------------------------------
                                                           25,980,000
---------------------------------------------------------------------

             FINANCE (CONSUMER CREDIT) - 4.27%

     240,000 American Express Co.                           9,750,000
---------------------------------------------------------------------
     400,000 Countrywide Credit Industries, Inc.            8,850,000
---------------------------------------------------------------------
     160,000 Federal Home Loan Corp.                       11,080,000
---------------------------------------------------------------------
     140,000 Federal National Mortgage Association         14,682,500
---------------------------------------------------------------------
     126,100 Firstar Corp.                                  4,460,788
---------------------------------------------------------------------
     300,000 Green Tree Financial Corp.                     7,987,500
---------------------------------------------------------------------
     240,000 Household International, Inc.                 13,500,000
---------------------------------------------------------------------
     320,000 MBNA Corp.                                    11,800,000
---------------------------------------------------------------------
     320,000 Mercury Finance Co.                            6,160,000
---------------------------------------------------------------------
                                                           88,270,788
---------------------------------------------------------------------

             FINANCE (SAVINGS & LOAN) - 0.31%

     240,000 Greenpoint Financial Corp.                     6,480,000
---------------------------------------------------------------------

             FOOD/PROCESSING - 0.68%

     220,000 Nabisco Holdings Corp.                         5,912,500
---------------------------------------------------------------------
     240,000 Quaker Oats Co.                                8,190,000
---------------------------------------------------------------------
                                                           14,102,500
---------------------------------------------------------------------

             HOMEBUILDING - 0.25%

     160,000 Centex Corp.                                   5,240,000
---------------------------------------------------------------------

             HOTELS/MOTELS - 0.25%

     140,000 Marriott International, Inc.                   5,162,500
---------------------------------------------------------------------

             INSURANCE (MULTI-LINE PROPERTY) - 2.57%

     220,000 Aetna Life & Casualty Co.                     15,482,500
---------------------------------------------------------------------
     320,000 Allstate Financial Corp.                      11,760,000
---------------------------------------------------------------------
     160,000 CIGNA Corp.                                   15,860,000
---------------------------------------------------------------------
     200,000 Travelers Group, Inc.                         10,100,000
---------------------------------------------------------------------
                                                           53,202,500
---------------------------------------------------------------------

             LEISURE & RECREATION - 0.36%

     320,000 Carnival Corp.                                 7,440,000
---------------------------------------------------------------------

                                 C H A R T E R


 SHARES                                                      MARKET VALUE
             MACHINERY (HEAVY) - 0.96%

     140,000 Case Corp.                                     $    5,337,500
--------------------------------------------------------------------------
     260,000 Caterpillar Inc.                                   14,592,500
--------------------------------------------------------------------------
                                                                19,930,000
--------------------------------------------------------------------------

             MEDICAL (DRUGS) - 8.16%

     240,000 American Home Products Corp.                       21,270,000
--------------------------------------------------------------------------
     240,000 Glaxo Wellcome PLC-ADR                              6,510,000
--------------------------------------------------------------------------
     400,000 Johnson & Johnson                                  32,600,000
--------------------------------------------------------------------------
     160,000 Lilly (Eli) & Co.                                  15,460,000
--------------------------------------------------------------------------
     600,000 Pfizer Inc.                                        34,425,000
--------------------------------------------------------------------------
     120,000 Rhone-Poulenc Rorer, Inc.                           5,655,000
--------------------------------------------------------------------------
     400,000 Schering-Plough Corp.                              21,450,000
--------------------------------------------------------------------------
     300,000 SmithKline Beecham PLC-ADR                         15,562,500
--------------------------------------------------------------------------
     400,000 Teva Pharmaceuticals Industries Ltd.-ADR           15,700,000
--------------------------------------------------------------------------
                                                               168,632,500
--------------------------------------------------------------------------

             MEDICAL (PATIENT SERVICES) - 1.33%

     200,000 Columbia/HCA Healthcare Corp.                       9,825,000
--------------------------------------------------------------------------
     200,000 Horizon/CMS Healthcare Corp.(a)                     4,050,000
--------------------------------------------------------------------------
     200,000 Integrated Health Services, Inc.                    4,575,000
--------------------------------------------------------------------------
     160,000 U.S. Healthcare Corp.                               6,160,000
--------------------------------------------------------------------------
     100,846 Vencor, Inc.(a)                                     2,798,477
--------------------------------------------------------------------------
                                                                27,408,477
--------------------------------------------------------------------------

             MEDICAL INSTRUMENTS/PRODUCTS - 0.10%

     100,000 De Rigo S.p.A.-ADR(a)                               2,062,500
--------------------------------------------------------------------------

             METALS (MISCELLANEOUS) - 0.54%

     220,000 Aluminum Co. of America                            11,220,000
--------------------------------------------------------------------------

             NATURAL GAS PIPELINE - 0.67%

     360,000 Williams Companies, Inc.                           13,905,000
--------------------------------------------------------------------------

             OFFICE AUTOMATION - 2.01%

     320,000 Xerox Corp.                                        41,520,000
--------------------------------------------------------------------------

             OIL & GAS (EXPLORATION & PRODUCTION) - 0.21%

     240,000 USX-Marathon Group                                  4,260,000
--------------------------------------------------------------------------

             OIL & GAS SERVICES - 0.52%

     500,000 Occidental Petroleum Corp.                         10,750,000
--------------------------------------------------------------------------

             OIL EQUIPMENT & SUPPLIES - 0.32%

     160,000 Halliburton Co.                                     6,640,000
--------------------------------------------------------------------------

                                 C H A R T E R


 SHARES                                               MARKET VALUE
             PAPER & FOREST PRODUCTS - 1.58%

     240,000 Albany International Corp.-Class A      $    4,980,000
-------------------------------------------------------------------
     140,000 Champion International Corp.                 7,490,000
-------------------------------------------------------------------
     120,000 Kimberly-Clark Corp.                         8,715,000
-------------------------------------------------------------------
     200,000 Mead Corp. (The)                            11,525,000
-------------------------------------------------------------------
                                                         32,710,000
-------------------------------------------------------------------

             REAL ESTATE INVESTMENT TRUSTS - 0.24%

     200,000 Patriot American Hospitality, Inc.(a)        4,875,000
-------------------------------------------------------------------

             RESTAURANTS - 0.55%

     200,000 Outback Steakhouse, Inc.(a)                  6,275,000
-------------------------------------------------------------------
     260,000 Wendy's International, Inc.                  5,167,500
-------------------------------------------------------------------
                                                         11,442,500
-------------------------------------------------------------------

             RETAIL (FOOD & DRUG) - 0.55%

     240,000 Safeway Inc.(a)                             11,340,000
-------------------------------------------------------------------

             RETAIL (STORES) - 2.77%

     120,000 Circuit City Stores, Inc.                    4,005,000
-------------------------------------------------------------------
     160,000 Gap, Inc. (The)                              6,300,000
-------------------------------------------------------------------
   1,200,000 Intimate Brands, Inc.(a)                    20,100,000
-------------------------------------------------------------------
     400,000 Limited (The), Inc.                          7,350,000
-------------------------------------------------------------------
      98,600 Pep Boys - Manny, Moe & Jack                 2,156,875
-------------------------------------------------------------------
     300,000 Sears, Roebuck & Co.                        10,200,000
-------------------------------------------------------------------
     200,000 Shopko Stores, Inc.                          2,150,000
-------------------------------------------------------------------
     100,000 Tandy Corp.                                  4,937,500
-------------------------------------------------------------------
                                                         57,199,375
-------------------------------------------------------------------

             SCIENTIFIC INSTRUMENTS - 0.60%

     240,000 Varian Associates, Inc.                     12,330,000
-------------------------------------------------------------------

             SEMICONDUCTORS - 7.22%

     200,000 Analog Devices, Inc.(a)                      7,225,000
-------------------------------------------------------------------
     500,000 Applied Materials, Inc.(a)                  25,062,500
-------------------------------------------------------------------
     240,000 Intel Corp.                                 16,770,000
-------------------------------------------------------------------
     400,000 Micron Technology Inc.                      28,250,000
-------------------------------------------------------------------
     200,000 National Semiconductor Corp.(a)              4,875,000
-------------------------------------------------------------------
     900,000 Texas Instruments, Inc.                     61,425,000
-------------------------------------------------------------------
     240,000 VLSI Technology, Inc.(a)                     5,640,000
-------------------------------------------------------------------
                                                        149,247,500
-------------------------------------------------------------------

                                 C H A R T E R


 SHARES                                                           MARKET VALUE
             TELECOMMUNICATIONS - 3.03%

     500,000 A T & T Corp.                                       $   32,000,000
-------------------------------------------------------------------------------
     300,000 DSC Communications Corp.(a)                             11,100,000
-------------------------------------------------------------------------------
     100,000 Nokia Corp.-Class A-ADR                                  5,575,000
-------------------------------------------------------------------------------
     400,000 Telefonaktiebolaget L.M. Ericsson-ADR                    8,543,760
-------------------------------------------------------------------------------
     160,000 Tellabs, Inc.(a)                                         5,440,000
-------------------------------------------------------------------------------
                                                                     62,658,760
-------------------------------------------------------------------------------

             TELEPHONE - 2.74%

     200,000 Ameritech Corp.                                         10,800,000
-------------------------------------------------------------------------------
     160,000 BellSouth Corp.                                         12,240,000
-------------------------------------------------------------------------------
     200,000 Cincinnati Bell, Inc.                                    5,875,000
-------------------------------------------------------------------------------
     320,000 GTE Corp.                                               13,200,000
-------------------------------------------------------------------------------
     260,000 SBC Communications, Inc.                                14,527,500
-------------------------------------------------------------------------------
                                                                     56,642,500
-------------------------------------------------------------------------------

             TEXTILES - 0.28%

     205,500 Liz Claiborne, Inc.                                      5,831,061
-------------------------------------------------------------------------------

             TOBACCO - 3.51%

     800,000 Philip Morris Companies Inc.                            67,600,000
-------------------------------------------------------------------------------
     160,000 RJR Nabisco Holdings Corp.                               4,920,000
-------------------------------------------------------------------------------
                                                                     72,520,000
-------------------------------------------------------------------------------
               Total Common Stocks                                1,565,460,703
-------------------------------------------------------------------------------


 PRINCIPAL
 AMOUNT

             CONVERTIBLE CORPORATE BONDS - 11.33%

             AUTOMOBILE/TRUCKS PARTS & TIRES - 0.49%

 $10,000,000 Magna International Inc., Conv. Sub. Deb., 5.00%,
              10/15/02                                               10,150,000
-------------------------------------------------------------------------------

             BUSINESS SERVICES - 0.42%

   4,000,000 Career Horizons Inc., Conv. Bonds, 7.00%,
              11/01/02(b)
              (Acquired 10/16/95-10/27/95; cost $4,015,000)           4,060,000
-------------------------------------------------------------------------------
   4,000,000 Olsten Corp., Conv. Sub. Deb., 4.875%, 05/15/03          4,692,000
-------------------------------------------------------------------------------
                                                                      8,752,000
-------------------------------------------------------------------------------

             CHEMICALS - 0.26%

   6,000,000 Sandoz Capital BVI Ltd., Sr. Conv. Deb., 2.00%,
              10/06/02(b)
              (Acquired 09/28/95; cost $4,947,600)                    5,310,000
-------------------------------------------------------------------------------

                                 C H A R T E R


 PRINCIPAL
 AMOUNT                                                           MARKET VALUE
             COMPUTER NETWORKING - 0.75%

 $ 8,000,000 Bay Networks Inc., Conv. Sub. Deb., 5.25%,
              05/15/03(b)
              (Acquired 09/26/95-10/02/95; cost $8,407,500)      $    9,020,000
-------------------------------------------------------------------------------
   4,000,000 3Com Corp., Conv. Sub. Notes, 10.25%, 11/10/01(b)
              (Acquired 11/08/94; cost $4,000,000)                    6,410,000
-------------------------------------------------------------------------------
                                                                     15,430,000
-------------------------------------------------------------------------------

             COMPUTER PERIPHERALS - 1.03%

  10,000,000 EMC Corp., Conv. Sub. Notes, 4.25%, 01/01/01            10,000,000
-------------------------------------------------------------------------------
   5,000,000 Sanmina Corp., Conv. Sub. Notes, 5.50%,
              08/15/02(b)
              (Acquired 08/10/95-09/22/95; cost $5,064,375)           5,750,000
-------------------------------------------------------------------------------
   5,000,000 Seagate Technology Inc., Conv. Sub. Deb., 6.75%,
              05/01/12                                                5,625,000
-------------------------------------------------------------------------------
                                                                     21,375,000
-------------------------------------------------------------------------------

             COMPUTER SOFTWARE/SERVICES - 1.83%

  20,000,000 Silicon Graphics Inc., Sr. Conv. Sub. Deb.,
              4.15%, 11/02/13(b)(c)
              (Acquired 10/26/93-09/22/95; cost $9,835,480)          11,143,000
-------------------------------------------------------------------------------
  20,000,000 SoftKey International Inc., Conv. Notes, 5.50%,
              11/01/00(b)
              (Acquired 10/17/95-10/30/95; cost $19,788,820)         16,900,000
-------------------------------------------------------------------------------
   6,000,000 Sterling Software Inc., Conv. Sub. Deb., 5.75%,
              02/01/03                                                9,882,000
-------------------------------------------------------------------------------
                                                                     37,925,000
-------------------------------------------------------------------------------

             ELECTRONIC COMPONENTS/MISCELLANEOUS - 0.79%

   4,000,000 Checkpoint Systems Inc., Conv. Sub. Deb., 5.25%,
              11/01/05(b)
              (Acquired 10/17/95-10/27/95; cost $4,005,625)           4,060,000
-------------------------------------------------------------------------------
   5,000,000 Dovatron International, Inc., Conv. Sub. Notes,
              6.00%, 10/15/02(b)
              (Acquired 10/06/95-10/09/95; cost $5,108,750)           5,137,500
-------------------------------------------------------------------------------
   7,500,000 Integrated Device Technology, Inc., Conv. Sub.
              Notes, 5.50%, 06/01/02                                  7,162,500
-------------------------------------------------------------------------------
                                                                     16,360,000
-------------------------------------------------------------------------------

             MACHINERY (MISCELLANEOUS) - 0.42%

   4,000,000 Thermo Electron Corp., Sr. Conv. Deb., 4.625%,
              08/01/97(b)
              (Acquired 09/28/94; cost $5,779,440)                    8,653,000
-------------------------------------------------------------------------------

             MEDICAL (DRUGS) - 0.78%

  10,000,000 ICN Pharmaceuticals Inc., Conv. Sub. Notes,
              8.50%, 11/15/99                                        11,183,000
-------------------------------------------------------------------------------
   5,000,000 Ivax Corp., Conv. Deb., 6.50%, 11/15/01(b)
              (Acquired 10/19/95-10/20/95; cost $5,095,000)           4,912,500
-------------------------------------------------------------------------------
                                                                     16,095,500
-------------------------------------------------------------------------------

                                 C H A R T E R


 PRINCIPAL
 AMOUNT                                                           MARKET VALUE
             MEDICAL (PATIENT SERVICES) - 1.15%

 $ 4,000,000 Genesis Health Ventures, Sr. Conv. Sub. Deb.,
              6.00%, 11/30/03                                    $    5,300,000
-------------------------------------------------------------------------------
   5,000,000 Healthsouth Rehabilitation Corp., Conv. Sub.
              Deb., 5.00%, 04/01/01                                   7,446,750
-------------------------------------------------------------------------------
   6,000,000 Integrated Health Services Inc., Conv. Sub. Deb.,
              6.00%, 01/01/03                                         5,698,800
-------------------------------------------------------------------------------
   5,000,000 Prime Hospitality Corp., Conv. Sub. Notes, 7.00%,
              04/15/02                                                5,275,000
-------------------------------------------------------------------------------
                                                                     23,720,550
-------------------------------------------------------------------------------

             OFFICE AUTOMATION - 0.26%

   4,000,000 Danka Business Systems, Conv. Sub. Deb., 6.75%,
              04/01/02(b)
              (Acquired 03/06/95; cost $4,000,000)                    5,280,000
-------------------------------------------------------------------------------

             RETAIL (STORES) - 0.72%

   5,000,000 Baby Superstore Inc., Conv. Sub. Notes, 4.875%,
              10/01/00                                                5,187,500
-------------------------------------------------------------------------------
  10,000,000 Federated Department Stores, Conv. Notes, 5.00%,
              10/01/03                                                9,800,000
-------------------------------------------------------------------------------
                                                                     14,987,500
-------------------------------------------------------------------------------

             SEMICONDUCTORS - 2.43%

   8,000,000 Altera Corp., Conv. Sub. Notes, 5.75%,
              06/15/02(b)
              (Acquired 06/16/95-10/05/95; cost $8,851,250)          10,780,000
-------------------------------------------------------------------------------
   2,000,000 LAM Research Corp., Conv. Sub. Deb., 6.00%,
              05/01/03                                                4,905,000
-------------------------------------------------------------------------------
   2,500,000 LSI Logic Corp., Conv. Sub. Notes, 5.50%,
              03/15/01(b)
              (Acquired 03/30/94-10/11/95; cost $7,170,340)           9,737,500
-------------------------------------------------------------------------------
  20,000,000 Motorola Inc., Sub. Liquid Yield Option Notes,
              2.25%, 09/27/13(c)                                     16,400,000
-------------------------------------------------------------------------------
  10,000,000 Solectron Corp., Conv. Liquid Yield Option Notes,
              7.00%, 05/05/12(c)                                      8,400,000
-------------------------------------------------------------------------------
                                                                     50,222,500
-------------------------------------------------------------------------------
               Total Convertible Corporate Bonds                    234,261,050
-------------------------------------------------------------------------------


 SHARES
             CONVERTIBLE PREFERRED STOCKS - 6.97%

             AUTOMOBILE (MANUFACTURERS) - 0.52%

     160,000 General Motors Corp.-Class C, $3.25 Dep. Conv.
              Pfd.                                                   10,720,000
-------------------------------------------------------------------------------

             BANKING (MONEY CENTER) - 0.52%

      60,000 Citicorp-$5.375 Dep. Conv. Pfd.                         10,671,780
-------------------------------------------------------------------------------

             COMPUTER SOFTWARE/SERVICES - 0.56%

     120,000 Ceridian Corp.-$2.75 Conv. Pfd.                         11,700,000
-------------------------------------------------------------------------------

             FINANCE (ASSET MANAGEMENT) - 0.79%

     150,000 American General Delaware-Series A, $3.00 Conv.
              Pfd.                                                    7,762,500
-------------------------------------------------------------------------------
     160,000 United Companies Finance LP-$2.97 Conv. Pfd.
              PRIDES                                                  8,560,000
-------------------------------------------------------------------------------
                                                                     16,322,500
-------------------------------------------------------------------------------

                                 C H A R T E R


 SHARES                                                           MARKET VALUE
             FINANCE (CONSUMER CREDIT) - 0.88%

     200,000 First USA-$1.9922 Conv. Pfd.                        $    8,300,000
-------------------------------------------------------------------------------
     160,000 SunAmerica Inc.-Series E, $3.10 Dep. Conv. Pfd.          9,920,000
-------------------------------------------------------------------------------
                                                                     18,220,000
-------------------------------------------------------------------------------

             FUNERAL SERVICES - 0.85%

     250,000 SCI Financial LLC-Series A, $3.125 Conv. Pfd.           17,625,000
-------------------------------------------------------------------------------

             INSURANCE (MULTI-LINE PROPERTY) - 0.21%

     100,000 Allstate Inc.-$2.30 Conv. Pfd.                           4,350,000
-------------------------------------------------------------------------------

             LEISURE & RECREATION - 0.21%

     400,000 Bally Entertainment Corp.-$0.89 Conv. Pfd. PRIDES        4,450,000
-------------------------------------------------------------------------------

             OFFICE PRODUCTS - 0.33%

      80,000 Alco Standard Corp.-Series BB, $5.04 Dep. Conv.
              Pfd. ACES                                               6,840,000
-------------------------------------------------------------------------------

             PAPER & FOREST PRODUCTS - 0.29%

     160,000 Bowater Inc.-Series B, $1.645 Dep. Conv. Pfd.
              PRIDES                                                  6,000,000
-------------------------------------------------------------------------------

             POLLUTION CONTROL - 0.13%

      80,000 Browning-Ferris Industries-$2.5828 Conv. Pfd.
              ACES                                                    2,630,000
-------------------------------------------------------------------------------

             PUBLISHING - 0.31%

     200,000 Time Warner Financing-$1.24 Conv. Pfd. PERCS             6,400,000
-------------------------------------------------------------------------------

             RETAIL (STORES) - 0.24%

     120,000 Best Buy Capital-$3.25 Conv. Pfd.                        4,890,000
-------------------------------------------------------------------------------

             SEMICONDUCTORS - 0.85%

     200,000 National Semiconductors-$3.25 Conv. Pfd.                17,500,000
-------------------------------------------------------------------------------

             TELECOMMUNICATIONS - 0.28%

     120,000 LCI International, Inc.-$1.25 Exch. Conv. Pfd.           5,745,000
-------------------------------------------------------------------------------
               Total Convertible Preferred Stocks                   144,064,280
-------------------------------------------------------------------------------

                                 C H A R T E R


 PRINCIPAL
 AMOUNT                                                           MARKET VALUE
             U.S. TREASURY NOTES - 3.81%

 $ 6,500,000 7.25%, 11/30/96                                     $    6,608,030
-------------------------------------------------------------------------------
   6,500,000 7.50%, 12/31/96                                          6,636,955
-------------------------------------------------------------------------------
   6,500,000 7.50%, 01/31/97                                          6,645,145
-------------------------------------------------------------------------------
   6,500,000 6.875%, 02/28/97                                         6,603,220
-------------------------------------------------------------------------------
   6,500,000 6.625%, 03/31/97                                         6,589,440
-------------------------------------------------------------------------------
   6,500,000 6.50%, 04/30/97                                          6,581,185
-------------------------------------------------------------------------------
   6,500,000 6.125%, 05/31/97                                         6,547,515
-------------------------------------------------------------------------------
   6,500,000 5.625%, 06/30/97                                         6,501,105
-------------------------------------------------------------------------------
   6,500,000 5.875%, 07/31/97                                         6,527,690
-------------------------------------------------------------------------------
   6,500,000 6.00%, 08/31/97                                          6,541,340
-------------------------------------------------------------------------------
   6,500,000 5.75%, 09/30/97                                          6,517,550
-------------------------------------------------------------------------------
   6,500,000 5.625%, 10/31/97                                         6,504,095
-------------------------------------------------------------------------------
               Total U.S. Treasury Notes                             78,803,270
-------------------------------------------------------------------------------

             REPURCHASE AGREEMENTS - 1.73%(d)

     955,097 Daiwa Securities America Inc., 5.90%, 11/01/95(e)          955,097
-------------------------------------------------------------------------------
  35,000,000 Lehman Brothers Government Securities, Inc.,
              5.92%, 11/01/95(f)                                     35,000,000
-------------------------------------------------------------------------------
               Total Repurchase Agreements                           35,955,097
-------------------------------------------------------------------------------
             TOTAL INVESTMENTS - 99.56%                           2,058,544,400
-------------------------------------------------------------------------------
             OTHER ASSETS LESS LIABILITIES - 0.44%                    9,002,438
-------------------------------------------------------------------------------
             NET ASSETS - 100.00%                                $2,067,546,838
===============================================================================

Abbreviations:
ACES   - Automatically Convertible Equity Securities
ADR    - American Depositary Receipt
Conv.  - Convertible
Deb.   - Debentures
Dep.   - Depositary
Exch.  - Exchangeable
Pfd.   - Preferred
PERCS  - Preferred Equity Redemptive Cumulative Stock
PRIDES - Preferred Redeemable Increased Dividend Equity Securities
Sr.    - Senior
Sub.   - Subordinated

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at October 31, 1995 was $107,153,500, which represented 5.18% of the net assets.
(c) Zero coupon bond. The interest rate shown represents the rate of the original issue discount.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102 percent of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the investment advisor.
(e) Joint repurchase agreement entered into 10/31/95 with a maturing value of $401,494,641. Collateralized by $353,853,000 U.S. Treasury obligations, 8.375% due 08/15/08.
(f) Joint repurchase agreement entered into 10/31/95 with a maturity value of $100,016,444. Collateralized by $92,004,000 U.S. Treasury obligations, 6.50% to 9.125% due 04/30/99 to 05/31/99.

See Notes to Financial Statements.

                                 C H A R T E R

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1995


ASSETS:

Investments, at market value (cost $1,774,220,816)         $ 2,058,544,400
--------------------------------------------------------------------------
Receivables for:
  Investments sold                                              80,911,499
--------------------------------------------------------------------------
  Capital stock sold                                            12,279,189
--------------------------------------------------------------------------
  Dividends and interest                                         5,525,541
--------------------------------------------------------------------------
Investment for deferred compensation plan                           13,493
--------------------------------------------------------------------------
Other assets                                                        73,648
--------------------------------------------------------------------------
    Total assets                                             2,157,347,770
--------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                                         82,514,084
--------------------------------------------------------------------------
  Capital stock reacquired                                       4,814,964
--------------------------------------------------------------------------
  Deferred compensation                                             13,493
--------------------------------------------------------------------------
Accrued advisory fees                                            1,110,756
--------------------------------------------------------------------------
Accrued administrative services fees                                 8,544
--------------------------------------------------------------------------
Accrued distribution fees                                          721,859
--------------------------------------------------------------------------
Accrued transfer agent fees                                        343,072
--------------------------------------------------------------------------
Accrued operating expenses                                         274,160
--------------------------------------------------------------------------
    Total liabilities                                           89,800,932
--------------------------------------------------------------------------
Net assets applicable to shares outstanding                $ 2,067,546,838
==========================================================================

NET ASSETS:

Class A                                                    $ 1,974,417,019
==========================================================================
Class B                                                    $    67,591,852
==========================================================================
Institutional Class                                        $    25,537,967
==========================================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                                   750,000,000
--------------------------------------------------------------------------
  Outstanding                                                  185,803,605
==========================================================================
Class B:
  Authorized                                                   750,000,000
--------------------------------------------------------------------------
  Outstanding                                                    6,365,612
==========================================================================
Institutional Class:
  Authorized                                                   200,000,000
--------------------------------------------------------------------------
  Outstanding                                                    2,396,343
==========================================================================

CLASS A:

  Net asset value and redemption price per share                    $10.63
==========================================================================
  Offering price per share:
    (Net asset value of $10.63 divided by 94.50%)                   $11.25
==========================================================================

CLASS B:

  Net asset value and offering price per share                      $10.62
==========================================================================

INSTITUTIONAL CLASS:

  Net asset value, offering and redemption price per share          $10.66
==========================================================================

See Notes to Financial Statements.

                                 C H A R T E R

STATEMENT OF OPERATIONS

For the year ended October 31, 1995


INVESTMENT INCOME:

Dividends                                                   $  31,720,012
--------------------------------------------------------------------------
Interest                                                       15,080,737
--------------------------------------------------------------------------
    Total investment income                                    46,800,749
--------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                  10,890,335
--------------------------------------------------------------------------
Administrative services fees                                      109,054
--------------------------------------------------------------------------
Custodian fees                                                    150,968
--------------------------------------------------------------------------
Directors' fees                                                    17,234
--------------------------------------------------------------------------
Distribution fees-Class A                                       5,007,160
--------------------------------------------------------------------------
Distribution fees-Class B                                          94,462
--------------------------------------------------------------------------
Transfer agent fees-Class A                                     2,906,528
--------------------------------------------------------------------------
Transfer agent fees-Class B                                        19,728
--------------------------------------------------------------------------
Transfer agent fees-Institutional Class                             1,224
--------------------------------------------------------------------------
Other                                                             623,804
--------------------------------------------------------------------------
    Total expenses                                             19,820,497
--------------------------------------------------------------------------
Net investment income                                          26,980,252
--------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
 SECURITIES, FOREIGN CURRENCIES AND FUTURES CONTRACTS:

Net realized gain (loss) on sales of:
  Investment securities                                       179,469,513
--------------------------------------------------------------------------
  Futures contracts                                              (344,344)
--------------------------------------------------------------------------
                                                              179,125,169
--------------------------------------------------------------------------

Unrealized appreciation (depreciation) of:

  Investment securities                                       202,231,210
--------------------------------------------------------------------------
  Foreign currencies                                                   (8)
--------------------------------------------------------------------------
  Futures contracts                                            (1,251,000)
--------------------------------------------------------------------------
                                                            2,000,981,202
--------------------------------------------------------------------------
  Net gain on investment securities, foreign currencies and
   futures contracts                                          380,106,371
--------------------------------------------------------------------------
  Net increase in net assets resulting from operations      $ 407,086,623
==========================================================================

See Notes to Financial Statements.

                                 C H A R T E R

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1995 and 1994

                                                    1995            1994
OPERATIONS:

  Net investment income                        $   26,980,252  $   37,921,889
------------------------------------------------------------------------------
  Net realized gain on sales of investment
   securities, foreign currencies and futures
   contracts                                      179,125,169      56,414,638
------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation)
   of investment securities, foreign
   currencies and futures contracts               200,981,202    (136,629,171)
------------------------------------------------------------------------------
    Net increase (decrease) in net assets
     resulting from operations                    407,086,623     (42,292,644)
------------------------------------------------------------------------------
Dividends to shareholders from net investment
 income:
  Class A                                         (34,589,802)    (28,712,940)
------------------------------------------------------------------------------
  Class B                                             (55,355)             --
------------------------------------------------------------------------------
  Institutional Class                                (536,096)       (485,084)
------------------------------------------------------------------------------
Distributions to shareholders from net
 realized gains on investments:
  Class A                                         (57,274,888)    (28,113,934)
------------------------------------------------------------------------------
  Class B                                             (12,593)             --
------------------------------------------------------------------------------
  Institutional Class                                (759,222)       (384,536)
------------------------------------------------------------------------------
Net equalization credits (charges):
  Class A                                            (284,916)       (147,034)
------------------------------------------------------------------------------
  Class B                                              24,584              --
------------------------------------------------------------------------------
  Institutional Class                                 (13,270)            335
------------------------------------------------------------------------------
Share transactions-net:
  Class A                                          86,486,354     (12,596,188)
------------------------------------------------------------------------------
  Class B                                          66,768,426              --
------------------------------------------------------------------------------
  Institutional Class                                (206,795)     (1,032,133)
------------------------------------------------------------------------------
    Net increase (decrease) in net assets         466,633,050    (113,764,158)
------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                           1,600,913,788   1,714,677,946
------------------------------------------------------------------------------
  End of period                                $2,067,546,838  $1,600,913,788
==============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)   $1,606,658,340  $1,453,610,355
------------------------------------------------------------------------------
  Undistributed net investment income                 102,563       8,577,166
------------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investment securities, foreign currencies
   and futures contracts                          176,462,351      55,383,885
------------------------------------------------------------------------------
  Unrealized appreciation of investment
   securities and futures contracts               284,323,584      83,342,382
------------------------------------------------------------------------------
                                               $2,067,546,838  $1,600,913,788
==============================================================================

See Notes to Financial Statements.

                                 C H A R T E R

NOTES TO FINANCIAL STATEMENTS

October 31, 1995

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM Charter Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of four diversified portfolios:
AIM Charter Fund, AIM Weingarten Fund, AIM Constellation Fund and AIM Aggressive Growth Fund. The Fund currently offers three different classes of shares: Class A shares, Class B shares and the Institutional Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - Except as provided in the next sentence, a security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Exchange listed convertible bonds are valued at the mean between the closing bid and asked prices obtained from a broker-dealer. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
C. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to all classes, e.g. advisory fees, are allocated among them.
E. Equalization - The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of Fund shares, equivalent on a per share basis to the amount of undistributed net investment income, is credited or charged to undistributed net income when the transaction is recorded so that the undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.
F. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
G. Foreign Currency Contracts - A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.

                                 C H A R T E R

H. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has agreed to voluntarily waive a portion of its advisory fees paid by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. AIM will receive a fee calculated at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.
These agreements require AIM to reduce its fees or, if necessary, make payments to the Fund to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund's shares are qualified for sale.
   The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1995, AIM was reimbursed $109,054 for such services.
   The Fund, pursuant to a transfer agency and services agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency services to the Class A and Class B shares. During the year ended October 31, 1995, AFS was paid $1,568,721 for such services. During the year ended October 31, 1995, the Fund paid A I M Institutional Fund Services, Inc. ("AIFS") $587 for shareholder and transfer agency services with respect to the Institutional Class. Effective July 1, 1995, AIFS became the exclusive transfer agent for the Institutional Class of the Fund.
   The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A and Class B shares and a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Class. The Company has adopted Plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares (the "Class A Plan") and with respect to the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A Plan, pays AIM Distributors compensation at the annual rate of 0.30% of the average daily net assets attributable to the Class A shares. The Class A Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs, and to implement a program which provides periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee under such Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer or pledge to one or more designees, its right to all or a designated portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B Plan), and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares.
During the year ended October 31, 1995 for the Class A shares and the period June 26, 1995 (date sales commenced) through October 31, 1995 for the Class B shares, the Class A shares and the Class B shares paid AIM Distributors $5,007,160 and $94,462, respectively, as compensation under the Plans.
   AIM Distributors received commissions of $1,316,019 from sales of Class A shares of the Fund during the year ended October 31, 1995. Such commissions are not an expense of the Fund. They are deducted from, and are not included, in the proceeds from sales of Class A shares. During the year ended October 31, 1995, AIM Distributors received commissions of $18,452 in contingent deferred sales charges imposed on redemptions of Class A and Class B shares. Certain officers and directors of the Company are officers and directors of AIM, AIM Capital, AIM Distributors, AFS, AIFS and FMC.

                                 C H A R T E R

   During the year ended October 31, 1995, the Fund paid legal fees of $6,853 for services rendered by Kramer, Levin, Naftalis, Nessen, Kamin & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - BANK BORROWINGS

The Fund has a $28,500,000 committed line of credit with a financial institution syndicate with Chemical Bank of New York as the administrative agent. Interest on borrowings under the line of credit is payable on maturity or prepayment date. During the period July 20, 1995 (effective date of Credit Agreement) through October 31, 1995, the Fund did not borrow under the line of credit agreement. The Fund is charged a commitment fee, payable quarterly, at the rate of 1/10 of 1% per annum on the unused balance of the Fund's commitment.

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1995 was $2,717,900,855 and $2,713,027,662, respectively.
   The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1995, on a tax basis, is as follows:

Aggregate unrealized appreciation of investment securities    $307,302,292
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (26,174,954)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $281,127,338
===========================================================================

Cost of investments for tax purposes is $1,777,417,062.

NOTE 6 - CAPITAL STOCK

Changes in the capital stock outstanding for the years ended October 31, 1995 and 1994 were as follows:

                                  1995                       1994
                        -------------------------  -------------------------
                          SHARES        AMOUNT       SHARES        AMOUNT
                        -----------  ------------  -----------  ------------
Sold:
  Class A                40,727,782  $396,439,839   40,711,895  $363,174,892
----------------------  -----------  ------------  -----------  ------------
  Class B*                6,409,868    67,237,422           --            --
----------------------  -----------  ------------  -----------  ------------
  Institutional Class       335,121     3,269,772      280,235     2,507,705
----------------------  -----------  ------------  -----------  ------------
Issued as reinvestment
 of dividends:
  Class A                10,283,705    77,653,310    4,862,946    43,539,217
----------------------  -----------  ------------  -----------  ------------
  Class B*                    5,996        64,162           --            --
----------------------  -----------  ------------  -----------  ------------
  Institutional Class       134,103     1,130,381       83,958       753,348
----------------------  -----------  ------------  -----------  ------------
Reacquired:
  Class A               (42,561,203) (387,606,795) (46,996,269) (419,310,297)
----------------------  -----------  ------------  -----------  ------------
  Class B*                  (50,252)     (533,158)          --            --
----------------------  -----------  ------------  -----------  ------------
  Institutional Class      (519,822)   (4,606,948)    (476,063)   (4,293,186)
----------------------  -----------  ------------  -----------  ------------
                         14,765,298  $153,047,985   (1,533,298) $(13,628,321)
======================  ===========  ============  ===========  ============

* Class B shares commenced sales on June 26, 1995.

                                 C H A R T E R

NOTE 7 - FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a share outstanding of the Institutional Class during the four-year period ended October 31, 1995 and the period July 30, 1991 (date operations commenced) through October 31, 1991.


                                 1995        1994      1993     1992   1991
                                -------     -------   -------  ------  -----
Net asset value, beginning of
 period                         $  8.93     $  9.48   $  8.38  $ 8.42  $7.92
------------------------------  -------     -------   -------  ------  -----
Income from investment
 operations:
 Net investment income             0.23        0.25      0.19    0.20   0.05
------------------------------  -------     -------   -------  ------  -----
 Net gains (losses) on
  securities (both realized
  and unrealized)                  2.07       (0.44)     1.23    0.16   0.45
------------------------------  -------     -------   -------  ------  -----
  Total from investment
   operations                      2.30       (0.19)     1.42    0.36   0.50
------------------------------  -------     -------   -------  ------  -----
Less distributions:
 Dividends from net investment
  income                          (0.24)      (0.20)    (0.32)  (0.17)    --
------------------------------  -------     -------   -------  ------  -----
 Distributions from capital
  gains                           (0.33)      (0.16)       --   (0.23)    --
------------------------------  -------     -------   -------  ------  -----
  Total distributions             (0.57)      (0.36)    (0.32)  (0.40)    --
------------------------------  -------     -------   -------  ------  -----
Net asset value, end of period  $ 10.66     $  8.93   $  9.48  $ 8.38  $8.42
==============================  =======     =======   =======  ======  =====
Total return(a)                   27.45%      (2.02)%   17.39%   4.53%  6.31%
==============================  =======     =======   =======  ======  =====
Net assets, end of period
 (000s omitted)                 $25,538     $21,840   $24,196  $7,800  $ 775
==============================  =======     =======   =======  ======  =====
Ratio of expenses to average
 net assets                        0.74%(b)    0.73%     0.79%   0.87%  1.00%(c)
==============================  =======     =======   =======  ======  =====
Ratio of net investment income
 to average net assets             1.98%(b)    2.76%     2.26%   2.44%  2.43%(c)
==============================  =======     =======   =======  ======  =====
Portfolio turnover rate             161%        126%      144%     95%   144%
==============================  =======     =======   =======  ======  =====

(a) For periods less than one year, total return is not annualized.
(b) Ratios are based on average net assets of $21,840,593.
(c) Annualized.

                                 C H A R T E R

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors
AIM Weingarten Fund:

We have audited the accompanying statement of assets and liabilities of AIM Weingarten Fund (a portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the seven year period then ended, the ten months ended October 31, 1988, and the two year period ended December 31, 1987. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Weingarten Fund as of October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the seven year period then ended, the ten months ended October 31, 1988, and the two year period ended December 31, 1987, in conformity with generally accepted accounting principles.



                                   KPMG Peat Marwick LLP

Houston, Texas
December 8, 1995

                              W E I N G A R T E N

Financials

SCHEDULE OF INVESTMENTS

October 31, 1995


 SHARES                                                MARKET VALUE
            DOMESTIC COMMON STOCKS - 82.38%

            AEROSPACE/DEFENSE - 0.89%

    350,000 Boeing Co.                                $   22,968,750
--------------------------------------------------------------------
    116,600 Raytheon Co.                                   5,086,675
--------------------------------------------------------------------
    150,000 United Technologies Corp.                     13,312,500
--------------------------------------------------------------------
                                                          41,367,925
--------------------------------------------------------------------

            APPLIANCES - 0.87%

  1,000,000 Newell Co.                                    24,125,000
--------------------------------------------------------------------
    350,000 Premark International Inc.                    16,187,500
--------------------------------------------------------------------
                                                          40,312,500
--------------------------------------------------------------------

            AUTOMOBILE(MANUFACTURERS) - 0.25%

    225,000 Chrysler Corp.                                11,615,625
--------------------------------------------------------------------

            AUTOMOBILE/TRUCKS PARTS & TIRES - 0.61%

    800,000 Echlin Inc.                                   28,600,000
--------------------------------------------------------------------

            BANKING - 2.38%

    455,000 Chase Manhattan Corp.                         25,935,000
--------------------------------------------------------------------
  1,250,000 CoreStates Financial Corp.                    45,468,750
--------------------------------------------------------------------
    463,600 Norwest Bank Corp.                            13,676,200
--------------------------------------------------------------------
  1,000,000 Southern National Corp.                       25,750,000
--------------------------------------------------------------------
                                                         110,829,950
--------------------------------------------------------------------

            BEVERAGES - 1.02%

    900,000 PepsiCo Inc.                                  47,475,000
--------------------------------------------------------------------

            BUILDING MATERIALS - 0.89%

    548,900 Black & Decker Corp.                          18,593,988
--------------------------------------------------------------------
    275,000 Georgia-Pacific Corp.                         22,687,500
--------------------------------------------------------------------
                                                          41,281,488
--------------------------------------------------------------------

            BUSINESS SERVICES - 2.21%

    330,000 Equifax, Inc.                                 12,870,000
--------------------------------------------------------------------
    684,800 Healthcare COMPARE Corp.(a)                   25,337,600
--------------------------------------------------------------------
  1,000,000 Manpower Inc.                                 27,125,000
--------------------------------------------------------------------
    712,000 Olsten Corp.                                  27,412,000
--------------------------------------------------------------------
    368,900 ServiceMaster L.P.                            10,467,538
--------------------------------------------------------------------
                                                         103,212,138
--------------------------------------------------------------------

            CHEMICALS (SPECIALTY) - 0.45%

    375,000 W.R. Grace & Co.                              20,906,250
--------------------------------------------------------------------

                              W E I N G A R T E N


 SHARES                                                MARKET VALUE

            COMPUTER MAINFRAMES - 0.73%

    350,000 International Business Machines Corp.     $   34,037,500
--------------------------------------------------------------------

            COMPUTER MINI/PCS - 3.61%

    900,000 COMPAQ Computer Corp.(a)                      50,175,000
--------------------------------------------------------------------
  1,000,000 Dell Computer Corp.                           46,625,000
--------------------------------------------------------------------
    250,000 Digital Equipment Corp.(a)                    13,531,250
--------------------------------------------------------------------
    456,600 Hewlett-Packard Co.                           42,292,575
--------------------------------------------------------------------
    200,000 Sun Microsystems Inc.(a)                      15,600,000
--------------------------------------------------------------------
                                                         168,223,825
--------------------------------------------------------------------

            COMPUTER NETWORKING - 3.51%

    725,000 Bay Networks Inc.(a)                          48,031,250
--------------------------------------------------------------------
    250,000 Cabletron Systems, Inc.(a)                    19,656,250
--------------------------------------------------------------------
    750,000 Cisco Systems, Inc.(a)                        58,125,000
--------------------------------------------------------------------
    800,000 3Com Corp.(a)                                 37,600,000
--------------------------------------------------------------------
                                                         163,412,500
--------------------------------------------------------------------

            COMPUTER PERIPHERALS - 0.92%

    500,000 Adaptec Inc.(a)                               22,250,000
--------------------------------------------------------------------
    464,600 Seagate Technology Inc.(a)                    20,790,850
--------------------------------------------------------------------
                                                          43,040,850
--------------------------------------------------------------------

            COMPUTER SOFTWARE/SERVICES - 4.98%

    347,700 Adobe Systems, Inc.                           19,818,900
--------------------------------------------------------------------
  1,000,000 BMC Software, Inc.(a)                         35,625,000
--------------------------------------------------------------------
  1,050,000 Cadence Design Systems, Inc.(a)               33,862,500
--------------------------------------------------------------------
  1,000,000 Computer Associates International, Inc.       55,000,000
--------------------------------------------------------------------
    489,300 FTP Software, Inc.(a)                         13,211,100
--------------------------------------------------------------------
    675,000 Mentor Graphics Corp.(a)                      14,175,000
--------------------------------------------------------------------
    115,000 Microsoft Corp.(a)                            11,500,000
--------------------------------------------------------------------
    433,000 Policy Management Systems Corp.(a)            20,405,125
--------------------------------------------------------------------
    417,500 SoftKey International Inc.(a)                 13,151,250
--------------------------------------------------------------------
    332,900 Sterling Software, Inc.(a)                    15,355,013
--------------------------------------------------------------------
                                                         232,103,888
--------------------------------------------------------------------

            CONGLOMERATES - 1.26%

     50,200 Dial Corp. (The)                               1,223,625
--------------------------------------------------------------------
    200,000 Du Pont De Nemours                            12,475,000
--------------------------------------------------------------------
    160,700 Federal Signal Corp.                           3,595,663
--------------------------------------------------------------------
    180,000 Loews Corp.                                   26,392,500
--------------------------------------------------------------------
    250,100 Tyco International Ltd.                       15,193,575
--------------------------------------------------------------------
                                                          58,880,363
--------------------------------------------------------------------

                              W E I N G A R T E N


 SHARES                                                    MARKET VALUE
            CONTAINERS - 0.58%

    523,100 Ball Corp.                                    $   14,450,638
------------------------------------------------------------------------
    275,000 First Brands Corp.                                12,581,250
------------------------------------------------------------------------
                                                              27,031,888
------------------------------------------------------------------------

            COSMETICS & TOILETRIES - 0.51%

    256,600 Alberto-Culver Co.                                 6,928,200
------------------------------------------------------------------------
    100,000 Gillette Co. (The)                                 4,837,500
------------------------------------------------------------------------
    150,000 Procter & Gamble Co.                              12,150,000
------------------------------------------------------------------------
                                                              23,915,700
------------------------------------------------------------------------

            ELECTRONIC COMPONENTS/MISCELLANEOUS - 2.01%

    622,800 Anixter International Inc.(a)                     11,911,050
------------------------------------------------------------------------
     49,900 AVX Corp.                                          1,553,138
------------------------------------------------------------------------
    449,700 Tektronix, Inc.                                   26,644,725
------------------------------------------------------------------------
  1,600,000 Teradyne, Inc.(a)                                 53,400,000
------------------------------------------------------------------------
                                                              93,508,913
------------------------------------------------------------------------

            ELECTRONIC/DEFENSE - 0.26%

    200,000 Sundstrand Corp.                                  12,250,000
------------------------------------------------------------------------

            ELECTRONIC/PC DISTRIBUTORS - 2.01%

    850,000 Arrow Electronics, Inc.(a)                        43,137,500
------------------------------------------------------------------------
  1,000,000 Avnet, Inc.                                       50,375,000
------------------------------------------------------------------------
                                                              93,512,500
------------------------------------------------------------------------

            FINANCE (ASSET MANAGEMENT) - 1.03%

    668,600 Finova Group, Inc.                                30,254,150
------------------------------------------------------------------------
    815,600 PaineWebber Group, Inc.                           17,943,200
------------------------------------------------------------------------
                                                              48,197,350
------------------------------------------------------------------------

            FINANCE (CONSUMER CREDIT) - 5.91%

    300,000 American Express Co.                              12,187,500
------------------------------------------------------------------------
  1,196,800 Countrywide Credit Industries, Inc.               26,479,200
------------------------------------------------------------------------
    450,000 Dean Witter Discover & Co.                        22,387,500
------------------------------------------------------------------------
    500,000 Federal Home Loan Mortgage Corp.                  34,625,000
------------------------------------------------------------------------
     33,700 Federal National Mortgage Association              3,534,288
------------------------------------------------------------------------
    800,000 First USA, Inc.                                   36,800,000
------------------------------------------------------------------------
  1,608,200 Green Tree Acceptance, Inc.                       42,818,325
------------------------------------------------------------------------
  1,088,200 MBNA Corp.                                        40,127,375
------------------------------------------------------------------------
    650,000 Mercury Finance Co.                               12,512,500
------------------------------------------------------------------------
    252,300 PMI Group, Inc. (The)                             12,110,400
------------------------------------------------------------------------
    250,000 Student Loan Marketing Association                14,718,750
------------------------------------------------------------------------
     51,400 SunAmerica, Inc.                                   3,199,650
------------------------------------------------------------------------
    500,000 United Companies Financial Corp.                  14,125,000
------------------------------------------------------------------------
                                                             275,625,488
------------------------------------------------------------------------

                              W E I N G A R T E N


 SHARES                                                MARKET VALUE
            FINANCE (SAVINGS & LOAN) - 0.45%

    783,800 Greenpoint Financial Corp.                $   21,162,600
--------------------------------------------------------------------

            FOOD PROCESSING - 0.73%

    300,000 ConAgra, Inc.                                 11,587,500
--------------------------------------------------------------------
    651,600 Hudson Foods, Inc.                             9,203,850
--------------------------------------------------------------------
    394,233 Lancaster Colony Corp.                        13,108,247
--------------------------------------------------------------------
                                                          33,899,597
--------------------------------------------------------------------

            FUNERAL SERVICES - 0.78%

     61,200 Loewen Group, Inc.                             2,450,870
--------------------------------------------------------------------
    840,200 Service Corp. International                   33,713,025
--------------------------------------------------------------------
                                                          36,163,895
--------------------------------------------------------------------

            HOTELS/MOTELS - 0.33%

    600,000 La Quinta Motor Inns, Inc.                    15,450,000
--------------------------------------------------------------------

            INSURANCE (MULTI-LINE PROPERTY) - 1.59%

    750,000 ACE, Ltd.                                     25,500,000
--------------------------------------------------------------------
    250,000 CIGNA Corp.                                   24,781,250
--------------------------------------------------------------------
     76,900 General Re Corp.                              11,140,888
--------------------------------------------------------------------
    218,300 Mid Ocean Ltd.                                 7,722,363
--------------------------------------------------------------------
    236,600 Prudential Reinsurance Holdings(a)             4,820,725
--------------------------------------------------------------------
                                                          73,965,226
--------------------------------------------------------------------

            LEISURE & RECREATION - 0.75%

  1,003,900 Carnival Cruise Lines, Inc.                   23,340,675
--------------------------------------------------------------------
    400,000 Mattel, Inc.                                  11,500,000
--------------------------------------------------------------------
                                                          34,840,675
--------------------------------------------------------------------

            MACHINERY (HEAVY) - 0.25%

    300,000 Case Corp.                                    11,437,500
--------------------------------------------------------------------

            MACHINERY (MISCELLANEOUS) - 1.52%

  1,600,000 American Standard Companies(a)                42,800,000
--------------------------------------------------------------------
    610,350 Thermo Electron Corp.(a)                      28,076,100
--------------------------------------------------------------------
                                                          70,876,100
--------------------------------------------------------------------

            MEDICAL (DRUGS) - 5.55%

    600,000 Abbott Laboratories                           23,850,000
--------------------------------------------------------------------
    425,000 American Home Products Corp.                  37,665,625
--------------------------------------------------------------------
    590,000 AmeriSource Health Corp.(a)                   16,077,500
--------------------------------------------------------------------
    357,700 Cardinal Health, Inc.                         18,376,838
--------------------------------------------------------------------
    781,400 Mallinckrodt Group, Inc.                      27,153,650
--------------------------------------------------------------------
    225,000 Merck & Co., Inc.                             12,937,500
--------------------------------------------------------------------
  1,432,100 Mylan Laboratories, Inc.                      27,209,900
--------------------------------------------------------------------

                              W E I N G A R T E N


 SHARES                                               MARKET VALUE
            Medical (Drugs) - continued

    470,000 Pfizer, Inc.                             $   26,966,250
-------------------------------------------------------------------
      7,500 Rhone-Poulenc Rorer Inc.                        353,438
-------------------------------------------------------------------
  1,000,000 Schering-Plough Corp.                        53,625,000
-------------------------------------------------------------------
    325,000 Watson Pharmaceuticals, Inc.(a)              14,543,750
-------------------------------------------------------------------
                                                        258,759,451
-------------------------------------------------------------------

            MEDICAL (INSTRUMENTS/PRODUCTS) - 2.90%

    325,000 Baxter International Inc.                    12,553,125
-------------------------------------------------------------------
    200,000 Becton, Dickinson & Co.                      13,000,000
-------------------------------------------------------------------
    744,600 Biomet, Inc.(a)                              12,378,975
-------------------------------------------------------------------
    216,600 Boston Scientific Corp.(a)                    9,124,275
-------------------------------------------------------------------
    100,000 Cordis Corp. (a)                             11,050,000
-------------------------------------------------------------------
    601,300 Heart Technology Inc.(a)                     17,137,050
-------------------------------------------------------------------
    406,400 Medtronic, Inc.                              23,469,600
-------------------------------------------------------------------
    200,000 St. Jude Medical, Inc.                       10,650,000
-------------------------------------------------------------------
     75,000 Stryker Corp.                                 3,384,375
-------------------------------------------------------------------
    525,000 Sybron International Corp.(a)                22,312,500
-------------------------------------------------------------------
                                                        135,059,900
-------------------------------------------------------------------

            MEDICAL (PATIENT SERVICES) - 3.49%

    822,500 Apria Healthcare Group, Inc.(a)              17,786,563
-------------------------------------------------------------------
    500,000 Columbia/HCA Healthcare Corp.                24,562,500
-------------------------------------------------------------------
    510,000 Health Management Associates, Inc.(a)        10,965,000
-------------------------------------------------------------------
    500,000 Healthsource, Inc.(a)                        26,500,000
-------------------------------------------------------------------
  1,800,000 Healthsouth Corp.(a)                         47,025,000
-------------------------------------------------------------------
    600,000 Lincare Holdings, Inc.(a)                    14,925,000
-------------------------------------------------------------------
    750,000 Vencor, Inc.(a)                              20,812,500
-------------------------------------------------------------------
                                                        162,576,563
-------------------------------------------------------------------

            OFFICE AUTOMATION - 0.96%

    350,000 Xerox Corp.                                  45,412,500
-------------------------------------------------------------------

            OFFICE PRODUCTS - 0.65%

    400,000 Avery Dennison Corp.                         17,900,000
-------------------------------------------------------------------
    350,000 Reynolds & Reynolds Co.                      12,468,750
-------------------------------------------------------------------
                                                         30,368,750
-------------------------------------------------------------------

            OIL EQUIPMENT & SUPPLIES - 0.13%

    148,300 Halliburton Co.                               6,154,450
-------------------------------------------------------------------

            PAPER & FOREST PRODUCTS - 0.60%

    225,000 Champion International Corp.                 12,037,500
-------------------------------------------------------------------
    279,800 Mead Corp. (The)                             16,123,475
-------------------------------------------------------------------
                                                         28,160,975
-------------------------------------------------------------------

                              W E I N G A R T E N


 SHARES                                              MARKET VALUE
            PUBLISHING - 0.20%

    235,500 Harcourt General, Inc.                  $    9,331,688
------------------------------------------------------------------

            RESTAURANTS - 0.27%

    400,000 Outback Steakhouse Inc.(a)                  12,550,000
------------------------------------------------------------------

            RETAIL (FOOD & DRUG) - 2.05%

  1,000,000 Hannaford Bros. Co.                         26,125,000
------------------------------------------------------------------
    805,700 Kroger Co.(a)                               26,890,238
------------------------------------------------------------------
    900,000 Safeway Inc.(a)                             42,525,000
------------------------------------------------------------------
                                                        95,540,238
------------------------------------------------------------------

            RETAIL (STORES) - 3.99%

    637,300 AutoZone, Inc.(a)                           15,773,175
------------------------------------------------------------------
  1,000,000 Circuit City Stores, Inc.                   33,375,000
------------------------------------------------------------------
  1,500,000 Consolidated Stores Corp.(a)                34,687,500
------------------------------------------------------------------
    625,000 Gap Inc.                                    24,609,375
------------------------------------------------------------------
  1,500,000 Intimate Brands, Inc.(a)                    25,125,000
------------------------------------------------------------------
    393,750 Staples, Inc.(a)                            10,483,594
------------------------------------------------------------------
    261,200 Tandy Corp.                                 12,896,750
------------------------------------------------------------------
    648,800 Viking Office Products Inc.(a)              28,871,600
------------------------------------------------------------------
                                                       185,821,994
------------------------------------------------------------------

            SCIENTIFIC INSTRUMENTS - 1.10%

  1,000,000 Varian Associates, Inc.                     51,375,000
------------------------------------------------------------------

            SEMICONDUCTORS - 12.94%

  1,000,000 Analog Devices, Inc.(a)                     36,125,000
------------------------------------------------------------------
  2,000,000 Applied Materials, Inc.(a)                 100,250,000
------------------------------------------------------------------
    508,700 Atmel Corp.(a)                              15,896,875
------------------------------------------------------------------
    250,000 Cirrus Logic, Inc.(a)                       10,531,250
------------------------------------------------------------------
    600,000 Cypress Semiconductor Corp.(a)              21,150,000
------------------------------------------------------------------
  1,000,000 Integrated Device Technology, Inc.(a)       19,000,000
------------------------------------------------------------------
    150,000 Intel Corp.                                 10,481,250
------------------------------------------------------------------
    651,000 KLA Instruments Corp.(a)                    27,830,250
------------------------------------------------------------------
    900,000 LAM Research Corp.(a)                       54,787,500
------------------------------------------------------------------
    450,000 Linear Technology Corp.                     19,687,500
------------------------------------------------------------------
    300,000 LSI Logic Corp.(a)                          14,137,500
------------------------------------------------------------------
  1,200,000 Micron Technology Inc.                      84,750,000
------------------------------------------------------------------
    175,000 Motorola, Inc.                              11,484,375
------------------------------------------------------------------
    400,000 National Semiconductor Corp.(a)              9,750,000
------------------------------------------------------------------
    250,000 Novellus Systems, Inc.(a)                   17,218,750
------------------------------------------------------------------

                              W E I N G A R T E N


 SHARES                                                         MARKET VALUE
               Semiconductors - (continued)

       718,300 Solectron Corp.(a)                              $   28,911,575
-----------------------------------------------------------------------------
     1,000,000 Texas Instruments Inc.                              68,250,000
-----------------------------------------------------------------------------
       700,000 Vishay Intertechnology, Inc.(a)                     24,675,000
-----------------------------------------------------------------------------
       500,000 VLSI Technology Inc.(a)                             11,750,000
-----------------------------------------------------------------------------
       350,000 Xilinx, Inc.(a)                                     16,100,000
-----------------------------------------------------------------------------
                                                                  602,766,825
-----------------------------------------------------------------------------

               SHOES & RELATED APPAREL - 0.61%

       500,000 NIKE, Inc. - Class B                                28,375,000
-----------------------------------------------------------------------------

               TELECOMMUNICATIONS - 1.41%

       800,000 AT&T Corp.                                          51,200,000
-----------------------------------------------------------------------------
       429,000 Tellabs, Inc.(a)                                    14,586,000
-----------------------------------------------------------------------------
                                                                   65,786,000
-----------------------------------------------------------------------------

               TOBACCO - 1.99%

     1,100,000 Philip Morris Companies, Inc.                       92,950,000
-----------------------------------------------------------------------------

               TRANSPORTATION - MISCELLANEOUS - 0.25%

       390,200 Stolt Nielsen S.A.                                  11,706,000
-----------------------------------------------------------------------------
                 Total Domestic Common Stocks                   3,839,832,568
-----------------------------------------------------------------------------

 PRINCIPAL
 AMOUNT

               CONVERTIBLE CORPORATE BONDS - 1.65%

               COMPUTER SOFTWARE/SERVICES - 0.18%

   $ 9,580,000 SoftKey International Inc., Conv. Sr. Notes,
                5.50%, 11/01/00(b)
                (acquired 10/17/95; cost $9,580,000)                8,095,100
-----------------------------------------------------------------------------

               ELECTRONIC COMPONENTS/MISCELLANEOUS - 0.44%

    15,215,000 Altera Corp., Conv. Sub. Notes, 5.75%,
                06/15/02(b)
                (acquired 7/27/95-10/17/95; cost
                $20,134,139)                                       20,502,213
-----------------------------------------------------------------------------

               OFFICE AUTOMATION - 0.55%

    19,500,000 Danka Business Systems PLC, Conv. Yankee Sub.
                Notes, 6.75%, 04/01/02(b)
                (acquired 10/26/95; cost $24,960,000)              25,740,000
-----------------------------------------------------------------------------

               RETAIL STORES - 0.48%

    34,400,000 Office Depot Inc., Liquid Yield Option Notes,
                4.00%, 11/01/08(c)                                 22,532,000
-----------------------------------------------------------------------------
                 Total Convertible Corporate Bonds                 76,869,313
-----------------------------------------------------------------------------

 SHARES

               CONVERTIBLE PREFERRED STOCKS - 0.22%

               FINANCE (CONSUMER CREDIT) - 0.22%

       165,000 SunAmerica Inc. - Series E, $3.10 Conv. Pfd.        10,230,000
-----------------------------------------------------------------------------
                 Total Convertible Preferred Stocks                10,230,000
-----------------------------------------------------------------------------

                              W E I N G A R T E N


 SHARES                                                         MARKET VALUE
            FOREIGN STOCKS & OTHER EQUITY INTERESTS - 10.98%

            AUSTRALIA - 0.36%

  1,255,832 Broken Hill Proprietary Co. Ltd. (Conglomerates)   $   17,008,450
-----------------------------------------------------------------------------

            CANADA - 0.54%

    694,900 Northern Telecom Ltd. (Telecommunications)             25,016,400
-----------------------------------------------------------------------------

            DENMARK - 0.28%

    290,000 Danisco A/S (Food Processing)                          13,215,593
-----------------------------------------------------------------------------

            FINLAND - 0.55%

    400,000 Nokia Corp. - ADR (Telecommunications)                 22,300,000
-----------------------------------------------------------------------------
     55,450 Nokia Corp. (Telecommunications)                        3,172,226
-----------------------------------------------------------------------------
                                                                   25,472,226
-----------------------------------------------------------------------------

            FRANCE - 0.28%

     65,500 LVMH Moet Hennessy Louis Vuitton (Beverages)           13,032,760
-----------------------------------------------------------------------------

            GERMANY - 0.35%

     30,400 Mannesmann A.G. (Machinery - Miscellaneous)            10,005,889
-----------------------------------------------------------------------------
    158,000 Veba A.G. (Electric Services)                           6,486,800
-----------------------------------------------------------------------------
                                                                   16,492,689
-----------------------------------------------------------------------------

            HONG KONG - 1.05%

    820,000 HSBC Holdings PLC (Banking)                            11,931,399
-----------------------------------------------------------------------------
  3,077,000 Hutchison Whampoa Ltd. (Conglomerates)                 16,953,208
-----------------------------------------------------------------------------
  2,505,000 Sun Hung Kai Properties Ltd. (Real Estate)             20,006,434
-----------------------------------------------------------------------------
                                                                   48,891,041
-----------------------------------------------------------------------------

            ISRAEL - 0.53%

    625,000 Teva Pharmaceutical Industries Ltd. - ADR
             (Medical - Drugs)                                     24,531,250
-----------------------------------------------------------------------------

            ITALY - 0.35%

    167,000 Fila Holding S.p.A. - ADR (Retail Stores)               7,201,875
-----------------------------------------------------------------------------
  2,919,000 Telecom Italia Mobile S.p.A.(a)
             (Telecommunications)                                   4,909,560
-----------------------------------------------------------------------------
  2,919,000 Telecom Italia S.p.A. (Telecommunications)              4,471,893
-----------------------------------------------------------------------------
                                                                   16,583,328
-----------------------------------------------------------------------------

            MALAYSIA - 0.58%

  2,149,000 Malayan Banking Berhad (Banking)                       17,337,465
-----------------------------------------------------------------------------
  1,600,000 United Engineers (Building Materials)                   9,948,839
-----------------------------------------------------------------------------
                                                                   27,286,304
-----------------------------------------------------------------------------

            NETHERLANDS - 0.79%

    550,000 Elsag Bailey Process Automation N.V. - ADR(a)
             (Electronic Components/Miscellaneous)                 14,987,500
-----------------------------------------------------------------------------
    276,100 Philips Electronics N.V. - New York Shares - ADR
             (Electronics)                                         10,664,363
-----------------------------------------------------------------------------
    120,000 Wolters Kluwer N.V. (Publishing)                       10,921,536
-----------------------------------------------------------------------------
                                                                   36,573,399
-----------------------------------------------------------------------------

                              W E I N G A R T E N


 SHARES                                                           MARKET VALUE
             NEW ZEALAND - 0.22%

   2,500,000 Telecom Corp. of New Zealand (Telecommunications)   $   10,380,222
-------------------------------------------------------------------------------

             SINGAPORE - 0.20%

   1,513,000 City Developments Ltd. (Real Estate)                     9,369,249
-------------------------------------------------------------------------------

             SWEDEN - 3.62%

     250,000 ASEA AB-B Shares (Conglomerates)                        24,658,916
-------------------------------------------------------------------------------
     712,200 ASTRA AB-A Shares (Medical - Drugs)                     26,168,840
-------------------------------------------------------------------------------
     625,000 ASTRA AB-B Shares (Medical - Drugs)                     22,588,320
-------------------------------------------------------------------------------
     958,900 Pharmacia AB-A Shares (Medical -  Drugs)                33,356,308
-------------------------------------------------------------------------------
     719,100 Pharmacia Aktiebolaget SP - ADR (Medical - Drugs)       25,168,500
-------------------------------------------------------------------------------
     490,000 Skandia Forsakrings (Insurance - Multi-Line
              Property)                                              12,433,364
-------------------------------------------------------------------------------
   1,141,976 Telefonaktiebolaget L.M.Ericsson - ADR
              (Telecommunications)                                   24,391,922
-------------------------------------------------------------------------------
                                                                    168,766,170
-------------------------------------------------------------------------------

             SWITZERLAND - 0.71%

       6,500 BBC Brown Boveri Ltd. (Conglomerates)                    7,540,298
-------------------------------------------------------------------------------
      29,200 Ciba-Geigy Ltd. (Medical - Drugs)                       25,282,833
-------------------------------------------------------------------------------
                                                                     32,823,131
-------------------------------------------------------------------------------

             UNITED KINGDOM - 0.57%

     190,300 Danka Business Systems PLC - ADR (Office
              Automation)                                             6,375,050
-------------------------------------------------------------------------------
   1,000,000 Granada Group PLC (Leisure & Recreation)                10,679,841
-------------------------------------------------------------------------------
     410,000 Thorn EMI PLC (Leisure & Recreation)                     9,548,300
-------------------------------------------------------------------------------
                                                                     26,603,191
-------------------------------------------------------------------------------
               Total Foreign Stocks & Other Equity Interests        512,045,403
-------------------------------------------------------------------------------

 PRINCIPAL
 AMOUNT

             REPURCHASE AGREEMENT - 0.03%(d)

 $ 1,274,793 Daiwa Securities America Inc., 5.90%, 11/01/95(e)        1,274,793
-------------------------------------------------------------------------------
               Total Repurchase Agreement                             1,274,793
-------------------------------------------------------------------------------

             TIME DEPOSIT - 4.40%

 205,000,000 Cayman Time Deposit, 5.75%, 11/01/95                   205,000,000
-------------------------------------------------------------------------------
               Total Time Deposit                                   205,000,000
-------------------------------------------------------------------------------
             TOTAL INVESTMENTS - 99.66%                           4,645,252,077
-------------------------------------------------------------------------------
             OTHER ASSETS LESS LIABILITIES - 0.34%                   16,046,672
-------------------------------------------------------------------------------
             NET ASSETS - 100.00%                                $4,661,298,749
===============================================================================

                              W E I N G A R T E N

Abbreviations:
ADR - American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) Restricted Security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of the securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at October 31, 1995 was $54,337,313 which represented 1.17% of the net assets.
(c) Zero coupon bond. The interest rate shown represents the rate of original issue discount.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the Investment advisor.
(e) Joint repurchase agreement entered into 10/31/95 with a maturing value of $401,494,641. Collateralized by $353,853,000 U.S. Treasury Notes, 8.375%
    due 08/15/08.

See Notes to Financial Statements.

                              W E I N G A R T E N

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1995

ASSETS:

Investments, at market value (cost $3,692,990,886)         $4,645,252,077
-------------------------------------------------------------------------
Foreign currencies, at market value (cost $19,248,298)         18,855,785
-------------------------------------------------------------------------
Receivables for:
  Investments sold                                             81,804,922
-------------------------------------------------------------------------
  Capital stock sold                                            7,671,955
-------------------------------------------------------------------------
  Dividends and interest                                        2,040,054
-------------------------------------------------------------------------
Investment for deferred compensation plan                          59,337
-------------------------------------------------------------------------
Other assets                                                      111,757
-------------------------------------------------------------------------
    Total assets                                            4,755,795,887
-------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                                        79,969,614
-------------------------------------------------------------------------
  Capital stock reacquired                                      8,329,522
-------------------------------------------------------------------------
  Deferred compensation                                            59,337
-------------------------------------------------------------------------
  Options repurchased                                             467,407
-------------------------------------------------------------------------
Accrued advisory fees                                           2,411,107
-------------------------------------------------------------------------
Accrued administrative service fees                                33,042
-------------------------------------------------------------------------
Accrued distribution fees                                       1,766,732
-------------------------------------------------------------------------
Accrued transfer agent fees                                       474,454
-------------------------------------------------------------------------
Accrued operating expenses                                        985,923
-------------------------------------------------------------------------
    Total liabilities                                          94,497,138
-------------------------------------------------------------------------
Net assets applicable to shares outstanding                $4,661,298,749
=========================================================================

NET ASSETS:

Class A                                                    $4,564,729,631
=========================================================================
Class B                                                    $   42,237,610
=========================================================================
Institutional Class                                        $   54,331,508
=========================================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                                  750,000,000
-------------------------------------------------------------------------
  Outstanding                                                 224,564,125
=========================================================================
Class B:
  Authorized                                                  750,000,000
-------------------------------------------------------------------------
  Outstanding                                                   2,082,509
=========================================================================
Institutional Class:
  Authorized                                                  200,000,000
-------------------------------------------------------------------------
  Outstanding                                                   2,652,632
=========================================================================

CLASS A:

  Net asset value and redemption price per share                   $20.33
=========================================================================
  Offering price per share:
    (Net asset value of $20.33 divided by 94.50%)                  $21.51
=========================================================================

CLASS B:

  Net asset value and offering price per share                     $20.28
=========================================================================

INSTITUTIONAL CLASS:

  Net asset value, offering and redemption price per share         $20.48
=========================================================================

See Notes to Financial Statements.

                              W E I N G A R T E N

STATEMENT OF OPERATIONS

For the year ended October 31, 1995

INVESTMENT INCOME:

Dividends (net of $693,812 foreign withholding tax)      $   38,215,389
------------------------------------------------------------------------
Interest                                                      8,498,626
------------------------------------------------------------------------
    Total investment income                                  46,714,015
------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                26,291,625
------------------------------------------------------------------------
Administrative service fees                                     182,595
------------------------------------------------------------------------
Custodian fees                                                  871,313
------------------------------------------------------------------------
Directors' fees                                                  42,436
------------------------------------------------------------------------
Distribution fees-Class A                                    12,217,290
------------------------------------------------------------------------
Distribution fees-Class B                                        68,621
------------------------------------------------------------------------
Transfer agent fees-Class A                                   7,784,636
------------------------------------------------------------------------
Transfer agent fees-Class B                                      15,054
------------------------------------------------------------------------
Transfer agent fees-Institutional Class                           2,913
------------------------------------------------------------------------
Other                                                         1,340,482
------------------------------------------------------------------------
    Total expenses                                           48,816,965
------------------------------------------------------------------------
Less fees waived by advisor                                    (843,494)
------------------------------------------------------------------------
    Net expenses                                             47,973,471
------------------------------------------------------------------------
Net investment income (loss)                                 (1,259,456)
------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
 SECURITIES, FOREIGN CURRENCIES, FUTURES AND OPTIONS
 CONTRACTS:

Net realized gain on sales of:
  Investment securities                                     610,490,585
------------------------------------------------------------------------
  Foreign currencies                                            966,904
------------------------------------------------------------------------
  Futures contracts                                           6,404,690
------------------------------------------------------------------------
  Options contracts                                           2,779,330
------------------------------------------------------------------------
                                                            620,641,509
------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of:
  Investment securities                                     416,011,617
------------------------------------------------------------------------
  Foreign currencies                                           (751,970)
------------------------------------------------------------------------
  Futures contracts                                          (4,057,387)
------------------------------------------------------------------------
                                                            411,202,260
------------------------------------------------------------------------
  Net gain on investment securities, foreign currencies,
   futures and options contracts                          1,031,843,769
------------------------------------------------------------------------
Net increase in net assets resulting from operations     $1,030,584,313
========================================================================

See Notes to Financial Statements.

                              W E I N G A R T E N

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1995 and 1994

                                                    1995            1994
OPERATIONS:

  Net investment income (loss)                 $   (1,259,456) $    18,228,044
-------------------------------------------------------------------------------
  Net realized gain on sales of investment
   securities, foreign currencies, futures
   and options contracts                          620,641,509      387,037,586
-------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation)
   of investment securities, foreign
   currencies, and futures contracts              411,202,260     (259,837,784)
-------------------------------------------------------------------------------
    Net increase in net assets resulting from
     operations                                 1,030,584,313      145,427,846
-------------------------------------------------------------------------------
Dividends to shareholders from net investment
 income:
  Class A                                         (14,842,521)     (29,907,523)
-------------------------------------------------------------------------------
  Class B                                                 --               --
-------------------------------------------------------------------------------
  Institutional Class                                (290,923)        (363,799)
-------------------------------------------------------------------------------
Distributions to shareholders from net
 realized gains on investment securities:
  Class A                                        (387,332,253)     (89,314,780)
-------------------------------------------------------------------------------
  Class B                                                 --               --
-------------------------------------------------------------------------------
  Institutional Class                              (4,072,920)        (724,291)
-------------------------------------------------------------------------------
Net equalization credits (charges):
  Class A                                             204,025      (10,126,574)
-------------------------------------------------------------------------------
  Class B                                             297,921              --
-------------------------------------------------------------------------------
  Institutional Class                                  71,195            1,640
-------------------------------------------------------------------------------
Share transactions-net:
  Class A                                         (17,628,236)  (1,048,548,626)
-------------------------------------------------------------------------------
  Class B                                          41,458,876              --
-------------------------------------------------------------------------------
  Institutional Class                               6,504,480           96,085
-------------------------------------------------------------------------------
    Net increase (decrease) in net assets         654,953,957   (1,033,460,022)
-------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                           4,006,344,792    5,039,804,814
-------------------------------------------------------------------------------
  End of period                                $4,661,298,749  $ 4,006,344,792
===============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)   $3,070,552,699  $ 3,040,217,579
-------------------------------------------------------------------------------
  Undistributed net investment income              25,028,873       40,848,632
-------------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investment securities, foreign currencies,
   futures and options contracts                  613,833,040      384,596,704
-------------------------------------------------------------------------------
  Unrealized appreciation of investment
   securities, foreign currencies, and
   futures contracts                              951,884,137      540,681,877
-------------------------------------------------------------------------------
                                               $4,661,298,749  $ 4,006,344,792
===============================================================================

See Notes to Financial Statements.

                              W E I N G A R T E N

NOTES TO FINANCIAL STATEMENTS

October 31, 1995

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM Weingarten Fund (the "Fund") is a series portfolio of AIM Equity Funds,
Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of four diversified portfolios:
AIM Weingarten Fund, AIM Charter Fund, AIM Constellation Fund and AIM
Aggressive Growth Fund. The Fund currently offers three different classes of shares: the Class A shares (formerly "Retail Shares"), Class B shares and the Institutional Class. Matters affecting each portfolio or class will be voted on exclusively by such shareholders. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or absent a last sales price, at the mean of the closing bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.
   Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in the value of the contract may not correlate with changes in the securities being hedged.
E. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price, or in the absence of a sale, the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
      A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for

                              W E I N G A R T E N
   capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written. The Fund will not write a covered call option if, immediately thereafter, the aggregate value of the securities underlying all such options, determined as of the dates such options were written, would exceed 25% of the net assets of the Fund.
F. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the specific identification of securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
G. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
H. Expenses - Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to all classes, e.g. advisory fees, are allocated among them.
I. Equalization - The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and the costs of repurchases of Fund shares, equivalent on a per share basis to the amount of undistributed net investment income, is credited or charged to undistributed net income when the transaction is recorded so that undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). The terms of the master investment advisory agreement provide that the Fund shall pay an advisory fee to AIM at an annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM is currently voluntarily waiving a portion of its advisory fees payable by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. AIM will receive a fee calculated at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion to and including $3 billion, plus 0.575% of the Fund's average daily net assets in excess of $3 billion to and including $4 billion, plus 0.55% of the Fund's average daily net assets in excess of $4 billion. The waiver of fees is entirely voluntary and the Board of Directors of the Company would be advised of any decision by AIM to discontinue the waiver. During the year ended October 31, 1995, AIM waived fees of $843,494. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM. These agreements require AIM to reduce its fees or, if necessary, make payments to the Fund to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund's shares are qualified for sale.
   The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1995, AIM was reimbursed $182,595 for such services.
   The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency services to the Class A shares and Class B shares. During the year ended October 31, 1995, AFS was reimbursed $4,016,831 for such services.
   During the year ended October 31, 1995, the Fund, pursuant to a transfer agency and service agreement, paid A I M Institutional Fund Services, Inc. ("AIFS") $1,260 for shareholder and transfer agency services with respect to the Institutional Class. Effective July 1, 1995, AIFS became the exclusive transfer agent for the Institutional Class of the Fund.
   The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A and Class B shares and a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Class. The Company has adopted Plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares (the "Class A Plan") and with respect to the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A Plan, pays AIM Distributors compensation at the annual rate of 0.30% of the average daily net assets attributable to the Class A shares. The Class A Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs, and to implement a program which provides periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee under such Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer or pledge to one or more designees, its rights to all or a designated portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors duties and obligations pursuant to the Class B Plan) and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the year ended October 31, 1995 for the Class A shares and the period June 26, 1995 (date sales commenced) through October 31, 1995 for the Class B shares, the Class A shares and the Class B shares paid AIM Distributors $12,217,290 and $68,621, respectively, as compensation under the Plans.
   AIM Distributors received commissions of $1,767,515 from sales of shares of the Class A shares of the Fund during the year ended October 31, 1995. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. Certain officers and directors of the Company are officers and directors of AIM, AIM Capital, AIM Distributors, AFS, AIFS and FMC.
   During the year ended October 31, 1995, the Fund paid legal fees of $13,238 for services rendered by Kramer, Levin, Naftalis, Nessen, Kamin & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

                              W E I N G A R T E N

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold during the year ended October 31, 1995 was $5,516,271,702 and $5,871,965,081, respectively.
   The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of October 31, 1995 is as follows:

Aggregate unrealized appreciation of investment securities    $980,791,723
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (39,012,965)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $941,778,758
===========================================================================

Cost of investments for tax purposes is $3,703,473,319.

NOTE 4 - DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - BANK BORROWINGS

The Fund has a $68,400,000 committed line of credit with a financial institution syndicate with Chemical Bank of New York as the administrative agent. Interest on borrowings under the line of credit is payable on maturity or prepayment date. The Fund is charged a commitment fee, payable quarterly, at the rate of 1/10 of 1% per annum on the unused balance of the Fund's commitment.

NOTE 6 - OPTION CONTRACTS WRITTEN

Transactions in call options written during the year ended October 31, 1995 are summarized as follows:

                     OPTION CONTRACTS
                   ---------------------
                   NUMBER OF  PREMIUMS
                   CONTRACTS  RECEIVED
                   --------- -----------
Beginning of year        --           --
-----------------------------------------
Written              29,413  $ 6,668,627
-----------------------------------------
Closed              (11,309)  (3,032,287)
-----------------------------------------
Exercised            (4,833)    (887,684)
-----------------------------------------
Expired             (13,271)  (2,748,656)
-----------------------------------------
End of year              --  $        --
=========================================

NOTE 7 - CAPITAL STOCK

Changes in the capital stock outstanding during the years ended October 31, 1995 and 1994 were as follows:

                                    1995                         1994
                          --------------------------  ----------------------------
                            SHARES        AMOUNT        SHARES         AMOUNT
                          -----------  -------------  -----------  ---------------
Sold:
  Class A                  32,034,901  $ 559,325,258   22,715,102  $   385,995,119
-----------------------------------------------------------------------------------
  Class B*                  2,180,033     43,415,613          --               --
-----------------------------------------------------------------------------------
  Institutional Class         559,557     10,092,219      466,667        7,928,748
-----------------------------------------------------------------------------------
Issued as a reinvestment
 of dividends:
  Class A                  24,460,017    361,036,594    4,979,521       84,004,521
-----------------------------------------------------------------------------------
  Class B*                        --             --           --               --
-----------------------------------------------------------------------------------
  Institutional Class         199,304      2,950,819       42,665          721,040
-----------------------------------------------------------------------------------
Reacquired:
  Class A                 (54,445,065)  (937,990,088) (88,892,319)  (1,518,548,266)
-----------------------------------------------------------------------------------
  Class B*                    (97,524)    (1,956,737)         --               --
-----------------------------------------------------------------------------------
  Institutional Class        (363,327)    (6,538,558)    (503,154)      (8,553,703)
-----------------------------------------------------------------------------------
                            4,527,896  $  30,335,120  (61,191,518) $(1,048,452,541)
===================================================================================

*Class B shares commenced sales on June 26, 1995.

                              W E I N G A R T E N

NOTE 8 - FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a share outstanding of the Institutional Class during each of the years in the four-year period ended October 31, 1995 and the period October 8, 1991 (date operations commenced) through October 31, 1991.

                              1995        1994     1993     1992     1991
                             -------     -------  -------  -------  ------
Net asset value, beginning
 of period                   $ 17.94     $ 17.69  $ 16.73  $ 15.77  $15.15
---------------------------  -------     -------  -------  -------  ------
Income from investment
 operations:
 Net investment income          0.10        0.17     0.16     0.14    0.01
---------------------------  -------     -------  -------  -------  ------
 Net gains (losses) on
  securities (both realized
  and unrealized)               4.35        0.58     0.93     0.99    0.61
---------------------------  -------     -------  -------  -------  ------
  Total from investment
   operations                   4.45        0.75     1.09     1.13    0.62
---------------------------  -------     -------  -------  -------  ------
Less distributions:
 Dividends from net
  investment income            (0.13)      (0.17)   (0.13)   (0.08)     --
---------------------------  -------     -------  -------  -------  ------
 Distributions from net
  realized capital gains       (1.78)      (0.33)      --    (0.09)     --
---------------------------  -------     -------  -------  -------  ------
  Total distributions          (1.91)      (0.50)   (0.13)   (0.17)     --
---------------------------  -------     -------  -------  -------  ------
Net asset value, end of
 period                      $ 20.48     $ 17.94  $ 17.69  $ 16.73  $15.77
===========================  =======     =======  =======  =======  ======
Total return(a)                28.69%       4.37%    6.53%    7.16%   4.09%
===========================  =======     =======  =======  =======  ======
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)              $54,332     $40,486  $39,821  $16,519  $3,926
===========================  =======     =======  =======  =======  ======
Ratio of expense to average
 net assets                     0.70%(b)    0.65%    0.78%    0.82%   0.90%(c)
===========================  =======     =======  =======  =======  ======
Ratio of net investment
 income to average net
 assets                         0.45%(b)    1.00%    0.97%    0.91%   1.00%(c)
===========================  =======     =======  =======  =======  ======
Portfolio turnover rate          139%        136%     109%      37%     46%
===========================  =======     =======  =======  =======  ======
Borrowings for the period:
Amount of debt outstanding
 at end of period (000s
 omitted)                         --          --       --       --      --
===========================  =======     =======  =======  =======  ======
Average amount of debt
 outstanding during the
 period (000s omitted)(d)    $     6          --       --       --      --
===========================  =======     =======  =======  =======  ======
Average number of shares
 outstanding during the
 period (000s omitted)(d)      2,526       2,256    1,826      707     249
===========================  =======     =======  =======  =======  ======
Average amount of debt per
 share during the period     $0.0024          --       --       --      --
===========================  =======     =======  =======  =======  ======

(a) For periods less than one year, total return is not annualized.
(b) After waiver of advisory fees. Ratios of expenses and net investment income to average net assets prior to waiver of advisory fees were 0.72% and 0.43%, respectively. Ratios are based on average net assets of $45,368,533.
(c) Annualized.
(d) Averages computed on a daily basis.

                              W E I N G A R T E N

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors
AIM Constellation Fund:

We have audited the accompanying statement of assets and liabilities of the AIM Constellation Fund (a portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the seven-year period then ended, the ten months ended October 31, 1988, and the year ended December 31, 1987. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Constellation Fund as of October 31, 1995, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the seven-year period then ended, the ten months ended October 31, 1988, and the year ended December 31, 1987, in conformity with generally accepted accounting principles.



                               KPMG Peat Marwick LLP

Houston, Texas
December 8, 1995

                           C O N S T E L L A T I O N

Financials

SCHEDULE OF INVESTMENTS

October 31, 1995


 SHARES                                               MARKET VALUE
             DOMESTIC COMMON STOCKS-87.10%

             ADVERTISING/BROADCASTING-0.35%

     228,200 Belo (A.H.) Corp.                        $    7,901,425
--------------------------------------------------------------------
     525,000 Infinity Broadcasting Corp.-Class A(a)       17,062,500
--------------------------------------------------------------------
                                                          24,963,925
--------------------------------------------------------------------

             AUTOMOBILE/TRUCKS PARTS & TIRES-0.37%

     400,000 Echlin Inc.                                  14,300,000
--------------------------------------------------------------------
     625,000 Mark IV Industries, Inc.                     12,187,500
--------------------------------------------------------------------
                                                          26,487,500
--------------------------------------------------------------------

             BEVERAGES-0.50%

     750,000 Canandaigua Wine Co., Inc.-Class A(a)        36,000,000
--------------------------------------------------------------------

             BIOTECHNOLOGY-0.13%

     102,400 Chiron Corp.(a)                               9,318,400
--------------------------------------------------------------------

             BUILDING MATERIALS-0.11%

     241,500 Black & Decker Corp.                          8,180,812
--------------------------------------------------------------------

             BUSINESS SERVICES-1.73%

     194,800 Equifax, Inc.                                 7,597,200
--------------------------------------------------------------------
     806,500 Healthcare COMPARE Corp.(a)                  29,840,500
--------------------------------------------------------------------
     100,000 Interim Services Inc.(a)                      2,975,000
--------------------------------------------------------------------
   1,300,000 Manpower Inc.                                35,262,500
--------------------------------------------------------------------
     700,000 Olsten Corp.                                 26,950,000
--------------------------------------------------------------------
     900,691 Value Health, Inc.(a)                        20,603,307
--------------------------------------------------------------------
                                                         123,228,507
--------------------------------------------------------------------

             CHEMICALS (SPECIALTY)-0.35%

     928,700 Airgas Inc.(a)                               24,726,637
--------------------------------------------------------------------

             COMPUTER MINI/PCS-2.95%

   1,050,000 COMPAQ Computer Corp.(a)                     58,537,500
--------------------------------------------------------------------
   2,000,000 Dell Computer Corp.(a)                       93,250,000
--------------------------------------------------------------------
     750,000 Sun Microsystems, Inc.(a)                    58,500,000
--------------------------------------------------------------------
                                                         210,287,500
--------------------------------------------------------------------

             COMPUTER NETWORKING-5.77%

     500,000 ALANTEC Corp.(a)                             17,875,000
--------------------------------------------------------------------
     200,000 Ascend Communications, Inc.(a)               13,000,000
--------------------------------------------------------------------

                           C O N S T E L L A T I O N


 SHARES                                                 MARKET VALUE
             Computer Networking-(continued)

   1,000,000 Bay Networks, Inc.(a)                     $   66,250,000
---------------------------------------------------------------------
     550,000 Cabletron Systems, Inc.(a)                    43,243,750
---------------------------------------------------------------------
     900,000 Cheyenne Software, Inc.(a)                    18,787,500
---------------------------------------------------------------------
     500,000 CIDCO, Inc.(a)                                14,812,500
---------------------------------------------------------------------
   1,200,000 Cisco Systems, Inc.(a)                        93,000,000
---------------------------------------------------------------------
     812,800 FORE Systems, Inc.(a)                         43,078,400
---------------------------------------------------------------------
     500,000 Network Equipment Technologies, Inc.(a)       16,312,500
---------------------------------------------------------------------
     336,800 Optical Data Systems, Inc.(a)                 10,061,900
---------------------------------------------------------------------
   1,600,000 3Com Corp.(a)                                 75,200,000
---------------------------------------------------------------------
                                                          411,621,550
---------------------------------------------------------------------

             COMPUTER PERIPHERALS-4.77%

     800,000 Adaptec Inc.(a)                               35,600,000
---------------------------------------------------------------------
   1,125,000 Alliance Semiconductor Corp.(a)               34,593,750
---------------------------------------------------------------------
     615,500 Cerner, Inc.(a)                               16,310,750
---------------------------------------------------------------------
     600,000 Digi International, Inc.(a)                   16,050,000
---------------------------------------------------------------------
     200,000 Filenet Corp.(a)                               9,075,000
---------------------------------------------------------------------
     257,200 Komag, Inc.(a)                                14,660,400
---------------------------------------------------------------------
     800,000 Microchip Technology, Inc.(a)                 31,750,000
---------------------------------------------------------------------
     400,000 Oak Technology, Inc.(a)                       21,900,000
---------------------------------------------------------------------
   1,604,600 Oracle Systems Corp.(a)                       70,000,675
---------------------------------------------------------------------
     500,000 Read-Rite Corp.(a)                            17,437,500
---------------------------------------------------------------------
     600,000 Seagate Technology Inc.(a)                    26,850,000
---------------------------------------------------------------------
     500,000 U.S. Robotics Corp.(a)                        46,250,000
---------------------------------------------------------------------
                                                          340,478,075
---------------------------------------------------------------------

             COMPUTER SOFTWARE/SERVICES-10.80%

   1,025,000 Acclaim Entertainment, Inc.(a)                24,215,625
---------------------------------------------------------------------
     505,900 Adobe Systems, Inc.                           28,836,300
---------------------------------------------------------------------
   1,000,000 BMC Software, Inc.(a)                         35,625,000
---------------------------------------------------------------------
     500,000 Broderbund Software, Inc.(a)                  34,687,500
---------------------------------------------------------------------
   1,125,000 Cadence Design Systems, Inc.(a)               36,281,250
---------------------------------------------------------------------
     879,300 Ceridian Corp.(a)                             38,249,550
---------------------------------------------------------------------
   1,500,000 Computer Associates International, Inc.       82,500,000
---------------------------------------------------------------------
   2,000,000 Computervision Corp.(a)                       23,500,000
---------------------------------------------------------------------
     550,000 Electronic Arts, Inc.(a)                      20,143,750
---------------------------------------------------------------------
     418,000 Fiserv, Inc.(a)                               10,763,500
---------------------------------------------------------------------
     741,200 FTP Software, Inc.(a)                         20,012,400
---------------------------------------------------------------------

                           C O N S T E L L A T I O N


 SHARES                                                   MARKET VALUE
             Computer Software/Services-(continued)

     600,000 HBO & Co.                                   $   42,450,000
-----------------------------------------------------------------------
     200,000 Hyperion Software Corp.(a)                       9,850,000
-----------------------------------------------------------------------
   1,200,000 Informix Corp.(a)                               34,950,000
-----------------------------------------------------------------------
     300,000 Microsoft Corp.(a)                              30,000,000
-----------------------------------------------------------------------
     642,900 Network General Corp.(a)                        26,680,350
-----------------------------------------------------------------------
     700,000 PairGain Technologies, Inc.(a)                  29,925,000
-----------------------------------------------------------------------
     800,000 Parametric Technology Corp.(a)                  53,500,000
-----------------------------------------------------------------------
     300,000 Platinum Technology, Inc.(a)                     5,475,000
-----------------------------------------------------------------------
     600,000 Policy Management Systems Corp.(a)              28,275,000
-----------------------------------------------------------------------
     500,000 Rational Software Corp.(a)                       7,812,500
-----------------------------------------------------------------------
     737,300 SoftKey International Inc.(a)                   23,224,950
-----------------------------------------------------------------------
     500,000 Sterling Software, Inc.(a)                      23,062,500
-----------------------------------------------------------------------
     600,000 Sybase, Inc.(a)                                 23,550,000
-----------------------------------------------------------------------
   1,000,000 Symantec Corp.(a)                               24,312,500
-----------------------------------------------------------------------
   1,415,700 Synopsys, Inc.(a)                               53,088,750
-----------------------------------------------------------------------
                                                            770,971,425
-----------------------------------------------------------------------

             CONGLOMERATES-0.18%

     205,991 Tyco International Ltd.                         12,513,953
-----------------------------------------------------------------------

             CONSUMER NON-DURABLES-0.16%

     252,000 Department 56, Inc.(a)                          11,434,500
-----------------------------------------------------------------------

             COSMETICS & TOILETRIES-0.47%

   1,360,000 General Nutrition, Inc.(a)                      33,830,000
-----------------------------------------------------------------------

             ELECTRONIC COMPONENTS/MISCELLANEOUS-2.46%

     200,000 Ametek, Inc.                                     3,525,000
-----------------------------------------------------------------------
     600,000 Amphenol Corp.(a)                               12,975,000
-----------------------------------------------------------------------
     146,200 AVX Corp.                                        4,550,475
-----------------------------------------------------------------------
     300,000 Methode Electronics, Inc.                        6,900,000
-----------------------------------------------------------------------
     156,250 Molex, Inc.                                      5,156,250
-----------------------------------------------------------------------
     234,375 Molex, Inc.-Class A                              7,207,031
-----------------------------------------------------------------------
     187,500 Parker-Hannifin Corp.                            6,328,125
-----------------------------------------------------------------------
     300,000 Recoton Corp.(a)                                 6,675,000
-----------------------------------------------------------------------
     750,000 Symbol Technologies, Inc.(a)                    26,156,250
-----------------------------------------------------------------------
     400,000 Tektronix, Inc.                                 23,700,000
-----------------------------------------------------------------------
   2,177,800 Teradyne, Inc.(a)                               72,684,075
-----------------------------------------------------------------------
                                                            175,857,206
-----------------------------------------------------------------------

                           C O N S T E L L A T I O N


 SHARES                                                MARKET VALUE
             ELECTRONIC/PC DISTRIBUTORS-0.89%

     650,000 Arrow Electronics, Inc.(a)               $   32,987,500
--------------------------------------------------------------------
     600,000 Avnet, Inc.                                  30,225,000
--------------------------------------------------------------------
                                                          63,212,500
--------------------------------------------------------------------

             FINANCE (CONSUMER CREDIT)-3.83%

     500,000 ADVANTA Corp.-Class A                        19,375,000
--------------------------------------------------------------------
     500,000 ADVANTA Corp.-Class B                        17,875,000
--------------------------------------------------------------------
   1,100,000 Credit Acceptance Corp.(a)                   25,850,000
--------------------------------------------------------------------
     650,000 First USA, Inc.                              29,900,000
--------------------------------------------------------------------
   1,300,000 Green Tree Financial Corp.                   34,612,500
--------------------------------------------------------------------
   1,600,000 MBNA Corp.                                   59,000,000
--------------------------------------------------------------------
   1,220,800 Medaphis Corp.(a)                            38,760,400
--------------------------------------------------------------------
   2,500,000 Mercury Finance Co.                          48,125,000
--------------------------------------------------------------------
                                                         273,497,900
--------------------------------------------------------------------

             FUNERAL SERVICES-1.46%

     814,100 Loewen Group, Inc.                           32,602,181
--------------------------------------------------------------------
   1,366,400 Service Corp. International                  54,826,800
--------------------------------------------------------------------
     500,000 Stewart Enterprises, Inc.-Class A            16,875,000
--------------------------------------------------------------------
                                                         104,303,981
--------------------------------------------------------------------

             GAMING-0.69%

   1,000,000 Mirage Resorts, Inc.(a)                      32,750,000
--------------------------------------------------------------------
     750,000 Players International, Inc.(a)                8,062,500
--------------------------------------------------------------------
     476,200 Trump Hotels & Casino Resorts, Inc.(a)        8,095,400
--------------------------------------------------------------------
                                                          48,907,900
--------------------------------------------------------------------

             HOME BUILDING-0.34%

     750,000 Clayton Homes, Inc.                          19,687,500
--------------------------------------------------------------------
     125,000 Oakwood Homes Corp.                           4,687,500
--------------------------------------------------------------------
                                                          24,375,000
--------------------------------------------------------------------

             HOTELS/MOTELS-0.88%

     145,900 Doubletree Corp.(a)                           3,209,800
--------------------------------------------------------------------
     600,000 Hospitality Franchise Systems, Inc.(a)       36,750,000
--------------------------------------------------------------------
     750,000 La Quinta Inns, Inc.                         19,312,500
--------------------------------------------------------------------
     162,500 Promus Companies Inc.(a)                      3,575,000
--------------------------------------------------------------------
                                                          62,847,300
--------------------------------------------------------------------

                           C O N S T E L L A T I O N


 SHARES                                              MARKET VALUE
             INSURANCE (LIFE & HEALTH)-0.07%

     150,000 Equitable of Iowa Companies            $    5,250,000
------------------------------------------------------------------

             LEISURE & RECREATION-0.46%

     429,300 Avid Technology, Inc.(a)                   18,781,875
------------------------------------------------------------------
     500,000 Mattel, Inc.                               14,375,000
------------------------------------------------------------------
                                                        33,156,875
------------------------------------------------------------------

             MACHINE TOOLS-0.17%

     400,000 Kennametal Inc.                            12,450,000
------------------------------------------------------------------

             MACHINERY (HEAVY)-0.08%

     131,000 AGCO Corp.                                  5,862,250
------------------------------------------------------------------

             MACHINERY (MISCELLANEOUS)-0.39%

     600,000 Thermo Electron Corp.(a)                   27,600,000
------------------------------------------------------------------

             MEDICAL (DRUGS)-1.28%

   1,000,000 Cardinal Health, Inc.                      51,375,000
------------------------------------------------------------------
     125,800 Forest Laboratories, Inc.(a)                5,204,975
------------------------------------------------------------------
   1,000,000 Mylan Laboratories, Inc.                   19,000,000
------------------------------------------------------------------
     350,000 Watson Pharmaceuticals, Inc.(a)            15,662,500
------------------------------------------------------------------
                                                        91,242,475
------------------------------------------------------------------

             MEDICAL (INSTRUMENTS/PRODUCTS)-3.00%

   1,000,000 Biomet, Inc.(a)                            16,625,000
------------------------------------------------------------------
     910,400 Boston Scientific Corp.(a)                 38,350,600
------------------------------------------------------------------
     300,000 Cordis Corp.(a)                            33,150,000
------------------------------------------------------------------
     154,300 Heart Technology, Inc.(a)                   4,397,550
------------------------------------------------------------------
     500,800 Idexx Laboratories, Inc.(a)                20,407,600
------------------------------------------------------------------
     689,000 Invacare Corp.                             17,397,250
------------------------------------------------------------------
     400,000 Medtronic Inc.                             23,100,000
------------------------------------------------------------------
     500,000 Nellcor, Inc.(a)                           28,750,000
------------------------------------------------------------------
     515,800 St. Jude Medical Inc.(a)                   27,466,350
------------------------------------------------------------------
     100,000 Stryker Corp.                               4,512,500
------------------------------------------------------------------
                                                       214,156,850
------------------------------------------------------------------

             MEDICAL (PATIENT SERVICES)-10.04%

     400,000 American Medical Response, Inc.(a)         11,550,000
------------------------------------------------------------------
   1,750,000 Apria Healthcare Group, Inc.(a)            37,843,750
------------------------------------------------------------------
   1,128,000 Columbia/HCA Healthcare Corp.              55,413,000
------------------------------------------------------------------
     900,000 Community Health Systems, Inc.(a)          28,575,000
------------------------------------------------------------------

                           C O N S T E L L A T I O N


 SHARES                                                       MARKET VALUE
             Medical (Patient Services)-(continued)

     500,000 Foundation Health Corp.(a)                      $   21,187,500
---------------------------------------------------------------------------
     700,000 Genesis Health Ventures, Inc.(a)                    20,212,500
---------------------------------------------------------------------------
   1,500,000 Health Care and Retirement Corp.(a)                 44,062,500
---------------------------------------------------------------------------
   1,792,125 Health Management Associates, Inc.-Class A(a)       38,530,688
---------------------------------------------------------------------------
     732,600 Healthsource, Inc.(a)                               38,827,800
---------------------------------------------------------------------------
   2,500,000 Healthsouth Corp.(a)                                65,312,500
---------------------------------------------------------------------------
   1,250,000 Horizon Healthcare Corp.(a)                         25,312,500
---------------------------------------------------------------------------
   1,000,000 Integrated Health Services, Inc.(a)                 22,875,000
---------------------------------------------------------------------------
   1,300,000 Lincare Holdings Inc.(a)                            32,337,500
---------------------------------------------------------------------------
     600,000 Living Centers of America, Inc.(a)                  15,525,000
---------------------------------------------------------------------------
   1,250,000 Manor Care, Inc.                                    40,937,500
---------------------------------------------------------------------------
     600,000 Omnicare Inc.                                       21,750,000
---------------------------------------------------------------------------
   1,250,000 OrNda HealthCorp(a)                                 22,031,250
---------------------------------------------------------------------------
     600,000 Oxford Health Plans, Inc.(a)                        46,950,000
---------------------------------------------------------------------------
     150,000 Pacificare Health Systems, Inc.-Class A(a)          10,575,000
---------------------------------------------------------------------------
     150,000 Pacificare Health Systems, Inc.-Class B(a)          10,912,500
---------------------------------------------------------------------------
     350,000 PhyCor, Inc.(a)                                     12,862,500
---------------------------------------------------------------------------
     600,000 Quorum Health Group Inc.(a)                         12,862,500
---------------------------------------------------------------------------
     900,000 Sybron International Corp.                          38,250,000
---------------------------------------------------------------------------
     434,000 Theratx Inc.(a)                                      4,882,500
---------------------------------------------------------------------------
   1,350,000 Vencor, Inc.(a)                                     37,462,500
---------------------------------------------------------------------------
                                                                717,041,488
---------------------------------------------------------------------------

             OFFICE PRODUCTS-0.45%

     300,000 Avery Dennison Corp.                                13,425,000
---------------------------------------------------------------------------
     517,100 Reynolds & Reynolds Co.-Class A                     18,421,688
---------------------------------------------------------------------------
                                                                 31,846,688
---------------------------------------------------------------------------

             OIL EQUIPMENT & SUPPLIES-0.09%

     400,000 Smith International, Inc.(a)                         6,400,000
---------------------------------------------------------------------------

             PAPER & FOREST PRODUCTS-0.19%

     250,000 Champion International Corp.                        13,375,000
---------------------------------------------------------------------------

             POLLUTION CONTROL-0.33%

     225,000 Asyst Technologies, Inc.(a)                          9,450,000
---------------------------------------------------------------------------
     658,000 USA Waste Services, Inc.(a)                         13,818,000
---------------------------------------------------------------------------
                                                                 23,268,000
---------------------------------------------------------------------------

             PUBLISHING-0.10%

     187,900 Harcourt General, Inc.                               7,445,538
---------------------------------------------------------------------------

                           C O N S T E L L A T I O N


 SHARES                                                 MARKET VALUE
             RESTAURANTS-0.74%

     312,100 Applebee's International, Inc.            $    8,777,813
---------------------------------------------------------------------
     850,000 Cracker Barrel Old Country Store, Inc.        14,450,000
---------------------------------------------------------------------
     400,000 Morrison Restaurants Inc.                      6,250,000
---------------------------------------------------------------------
     750,000 Outback Steakhouse, Inc.(a)                   23,531,250
---------------------------------------------------------------------
                                                           53,009,063
---------------------------------------------------------------------

             RETAIL (FOOD & DRUG)-1.46%

     300,000 Casey's General Stores, Inc.                   6,900,000
---------------------------------------------------------------------
     652,500 Eckerd Corp.(a)                               25,855,313
---------------------------------------------------------------------
   1,000,000 Kroger Co.(a)                                 33,375,000
---------------------------------------------------------------------
     800,000 Safeway, Inc.(a)                              37,800,000
---------------------------------------------------------------------
                                                          103,930,313
---------------------------------------------------------------------

             RETAIL (STORES)-7.35%

     696,500 AutoZone, Inc.(a)                             17,238,375
---------------------------------------------------------------------
     410,100 Baby Superstore, Inc.(a)                      19,377,225
---------------------------------------------------------------------
   1,000,000 Bed Bath & Beyond, Inc.(a)                    31,250,000
---------------------------------------------------------------------
      18,900 CDW Computer Centers, Inc.(a)                    916,650
---------------------------------------------------------------------
     625,000 Circuit City Stores, Inc.                     20,859,375
---------------------------------------------------------------------
   1,000,000 Consolidated Stores Corp.(a)                  23,125,000
---------------------------------------------------------------------
     572,200 Corporate Express, Inc.(a)                    14,948,725
---------------------------------------------------------------------
   1,399,975 Dollar General Corp.                          34,299,387
---------------------------------------------------------------------
     500,000 Gap, Inc.                                     19,687,500
---------------------------------------------------------------------
     900,000 Gymboree Corp.(a)                             20,362,500
---------------------------------------------------------------------
     800,200 Heilig-Meyers Co.                             14,703,675
---------------------------------------------------------------------
     558,000 Kohl's Corp.(a)                               25,319,250
---------------------------------------------------------------------
     400,000 MacFrugals Bargains Close-Outs, Inc.(a)        4,750,000
---------------------------------------------------------------------
     600,100 Men's Wearhouse, Inc. (The)(a)                23,403,900
---------------------------------------------------------------------
     837,900 Micro Warehouse Inc.(a)                       37,286,550
---------------------------------------------------------------------
   1,006,450 Office Depot, Inc.(a)                         28,809,630
---------------------------------------------------------------------
     150,000 Petco Animal Supplies, Inc.(a)                 4,200,000
---------------------------------------------------------------------
     153,900 PetSmart, Inc.(a)                              5,155,650
---------------------------------------------------------------------
   1,000,000 Sports Authority, Inc. (The)(a)               21,750,000
---------------------------------------------------------------------
   1,850,000 Staples Inc.(a)                               49,256,250
---------------------------------------------------------------------
     750,000 Sunglass Hut International, Inc.(a)           20,437,500
---------------------------------------------------------------------
     800,000 Talbots, Inc.                                 19,400,000
---------------------------------------------------------------------
     255,700 Tandy Corp.                                   12,625,188
---------------------------------------------------------------------
   1,246,300 Viking Office Products, Inc.(a)               55,460,350
---------------------------------------------------------------------
                                                          524,622,680
---------------------------------------------------------------------

                           C O N S T E L L A T I O N

 SHARES                                            MARKET VALUE

             SCIENTIFIC INSTRUMENTS-0.82%

     780,000 Millipore Corp.                      $   27,592,500
----------------------------------------------------------------
     600,000 Varian Associates, Inc.                  30,825,000
----------------------------------------------------------------
                                                      58,417,500
----------------------------------------------------------------

             SEMICONDUCTORS-16.86%

   1,200,000 Altera Corp.(a)                          72,600,000
----------------------------------------------------------------
   1,325,000 Analog Devices, Inc.(a)                  47,865,625
----------------------------------------------------------------
   1,800,000 Applied Materials, Inc.(a)               90,225,000
----------------------------------------------------------------
   2,200,000 Atmel Corp.(a)                           68,750,000
----------------------------------------------------------------
     800,000 Cirrus Logic Corp.(a)                    33,700,000
----------------------------------------------------------------
     501,450 Credence Systems Corp.(a)                18,741,694
----------------------------------------------------------------
   1,000,000 Cypress Semiconductor Corp.(a)           35,250,000
----------------------------------------------------------------
     300,000 Electroglas, Inc.(a)                     21,075,000
----------------------------------------------------------------
     150,000 Gasonics International Corp.(a)           4,950,000
----------------------------------------------------------------
   2,500,000 Integrated Device Technology, Inc.       47,500,000
----------------------------------------------------------------
     400,000 Intel Corp.                              27,950,000
----------------------------------------------------------------
     967,000 International Rectifier Corp.(a)         43,635,875
----------------------------------------------------------------
     800,000 KLA Instruments Corp.(a)                 34,200,000
----------------------------------------------------------------
     850,000 LAM Research Corp.(a)                    51,743,750
----------------------------------------------------------------
     580,700 Lattice Semiconductor Corp.(a)           22,792,475
----------------------------------------------------------------
   1,000,000 Linear Technology Corp.                  43,750,000
----------------------------------------------------------------
   1,700,000 LSI Logic Corp.(a)                       80,112,500
----------------------------------------------------------------
     313,800 Maxim Integrated Products, Inc.(a)       23,456,550
----------------------------------------------------------------
   1,000,000 MEMC Electronic Materials, Inc.(a)       32,000,000
----------------------------------------------------------------
   1,150,000 Micron Technology, Inc.                  81,218,750
----------------------------------------------------------------
     558,900 Novellus Systems, Inc.(a)                38,494,238
----------------------------------------------------------------
     409,000 SCI Systems, Inc.(a)                     14,366,125
----------------------------------------------------------------
     600,000 Sierra Semiconductor Corp.(a)            10,725,000
----------------------------------------------------------------
     400,000 Silicon Valley Group, Inc.(a)            12,950,000
----------------------------------------------------------------
   1,000,000 Solectron Corp.(a)                       40,250,000
----------------------------------------------------------------
     333,400 Tencor Instruments(a)                    14,211,175
----------------------------------------------------------------
     770,000 Texas Instruments Inc.                   52,552,500
----------------------------------------------------------------
      32,200 Ultratech Stepper, Inc.(a)                1,288,000
----------------------------------------------------------------
     430,000 Vishay Intertechnology, Inc.(a)          15,157,500
----------------------------------------------------------------
   1,500,000 VLSI Technology, Inc.(a)                 35,250,000
----------------------------------------------------------------
   1,500,000 Xilinx, Inc.(a)                          69,000,000
----------------------------------------------------------------
     500,000 Zilog, Inc.(a)                           17,750,000
----------------------------------------------------------------
                                                   1,203,511,757
----------------------------------------------------------------

                           C O N S T E L L A T I O N


 SHARES                                             MARKET VALUE
             SHOES & RELATED APPAREL-0.44%

     500,000 Nine West Group, Inc.(a)              $   22,250,000
-----------------------------------------------------------------
     300,000 Wolverine World Wide, Inc.                 9,000,000
-----------------------------------------------------------------
                                                       31,250,000
-----------------------------------------------------------------

             TELECOMMUNICATIONS-3.00%

     400,000 ADC Telecommunications, Inc.(a)           16,000,000
-----------------------------------------------------------------
     450,000 Allen Group Inc.                          11,025,000
-----------------------------------------------------------------
     500,000 Andrew Corp.(a)                           21,125,000
-----------------------------------------------------------------
     700,000 Aspect Telecommunications Corp.(a)        24,062,500
-----------------------------------------------------------------
     425,000 DSC Communications Corp.(a)               15,725,000
-----------------------------------------------------------------
     250,000 Glenayre Technologies, Inc.(a)            16,062,500
-----------------------------------------------------------------
     512,600 Octel Communications Corp.(a)             17,492,475
-----------------------------------------------------------------
     600,000 Scientific-Atlanta, Inc.                   7,425,000
-----------------------------------------------------------------
     350,000 StrataCom, Inc.(a)                        21,525,000
-----------------------------------------------------------------
     249,100 Tekelec(a)                                 3,611,950
-----------------------------------------------------------------
     750,000 Tellabs, Inc.(a)                          25,500,000
-----------------------------------------------------------------
     112,500 TransPro, Inc.                             1,237,500
-----------------------------------------------------------------
     400,000 U.S. Long Distance Corp.(a)                5,150,000
-----------------------------------------------------------------
     875,000 WorldCom, Inc.(a)                         28,546,875
-----------------------------------------------------------------
                                                      214,488,800
-----------------------------------------------------------------

             TELEPHONE-0.02%

      55,700 Century Telephone Enterprises, Inc.        1,615,300
-----------------------------------------------------------------

             TEXTILES-0.47%

     600,000 Nautica Enterprises, Inc.(a)              20,550,000
-----------------------------------------------------------------
     348,700 Tommy Hilfiger Corp.(a)                   13,294,188
-----------------------------------------------------------------
                                                       33,844,188
-----------------------------------------------------------------

             TRUCKING-0.10%

     391,800 TNT Freightways Corp.                      7,052,400
-----------------------------------------------------------------
             Total Domestic Common Stocks           6,217,881,736
-----------------------------------------------------------------

                           C O N S T E L L A T I O N


 SHARES                                                           MARKET VALUE
             FOREIGN STOCKS & OTHER EQUITY INTERESTS-4.14%

             AUSTRALIA-0.09%

     480,832 Broken Hill Proprietary Co. Ltd. (Conglomerates)    $    6,512,182
-------------------------------------------------------------------------------

             CANADA-0.22%

     900,000 Corel Corp. (Computer Software/Services)(a)             15,412,500
-------------------------------------------------------------------------------

             FINLAND-0.25%

      23,170 Nokia Corp. (Telecommunications)                         1,325,527
-------------------------------------------------------------------------------
     300,000 Nokia Corp.-ADR (Telecommunications)                    16,725,000
-------------------------------------------------------------------------------
                                                                     18,050,527
-------------------------------------------------------------------------------

             FRANCE-0.23%

      20,000 LVMH Moet Hennessy Louis Vuitton (Beverages-
              Alcoholic)                                              3,979,469
-------------------------------------------------------------------------------
      50,580 Roussel-Uclaf (Medical-Drugs)                            8,295,364
-------------------------------------------------------------------------------
      12,650 Sidel S.A. (Machinery-Miscellaneous)                     4,392,487
-------------------------------------------------------------------------------
                                                                     16,667,320
-------------------------------------------------------------------------------

             GERMANY-0.06%

      13,000 Mannesmann A.G. (Machinery-Miscellaneous)                4,278,834
-------------------------------------------------------------------------------

             HONG KONG-0.15%

   1,000,000 Hutchison Whampoa Ltd. (Conglomerates)                   5,509,655
-------------------------------------------------------------------------------
     628,000 Sun Hung Kai Properties Ltd. (Real Estate)               5,015,585
-------------------------------------------------------------------------------
                                                                     10,525,240
-------------------------------------------------------------------------------

             INDONESIA-0.06%

   1,250,000 PT Bank International Indonesia (Banking)                4,375,826
-------------------------------------------------------------------------------

             IRELAND-0.13%

     221,100 Elan Corp. PLC-ADR (Medical-Drugs)(a)                    8,871,638
-------------------------------------------------------------------------------

             ISRAEL-0.22%

     250,000 Lannet Data Communications Ltd. (Computer
              Networking)(a)                                          7,187,500
-------------------------------------------------------------------------------
     225,000 Teva Pharmaceutical Industries Ltd.-ADR (Medical-
              Drugs)                                                  8,831,250
-------------------------------------------------------------------------------
                                                                     16,018,750
-------------------------------------------------------------------------------

             ITALY-0.05%

   1,074,000 Telecom Italia Mobile S.p.A.
              (Telecommunications)(a)                                 1,806,395
-------------------------------------------------------------------------------
   1,074,000 Telecom Italia S.p.A. (Telecommunications)               1,645,363
-------------------------------------------------------------------------------
                                                                      3,451,758
-------------------------------------------------------------------------------

             JAPAN-0.07%

     120,000 Tokyo Electron Ltd. (Electronic
              Components/Miscellaneous)                               5,208,466
-------------------------------------------------------------------------------

     938,000 MALAYSIA-0.11%
              Malayan Banking Berhad (Banking)                        7,567,493
-------------------------------------------------------------------------------

                           C O N S T E L L A T I O N


 SHARES                                                          MARKET VALUE
             NETHERLANDS-0.72%

     400,000 ASM Lithography Holding N.V. (Semiconductors)(a)   $   19,850,000
------------------------------------------------------------------------------
     400,000 Madge, N.V. (Computer Networking)(a)                   16,750,000
------------------------------------------------------------------------------
     270,500 Philips Electronics N.V.-New York Shares-ADR
              (Electronic Components/Miscellaneous)                 10,448,063
------------------------------------------------------------------------------
      32,850 Ver Ned Uitgever Bezit (Publishing)                     4,605,392
------------------------------------------------------------------------------
                                                                    51,653,455
------------------------------------------------------------------------------

             SPAIN-0.01%

       8,100 Acerinox, S.A. (Metals-Miscellaneous)                     852,771
------------------------------------------------------------------------------

             SWEDEN-0.96%

     140,000 Astra AB (Medical-Drugs)                                5,059,784
------------------------------------------------------------------------------
      60,500 Autoliv AB (Automobile/Trucks Parts & Tires)            3,471,147
------------------------------------------------------------------------------
   2,811,600 Telefonaktiebolaget L.M. Ericsson-ADR
              (Telecommunications)                                  60,054,089
------------------------------------------------------------------------------
                                                                    68,585,020
------------------------------------------------------------------------------

             SWITZERLAND-0.12%

       3,500 BBC Brown Boveri Ltd. (Engineering &
              Construction)                                          4,060,160
------------------------------------------------------------------------------
       5,000 Ciba-Geigy Ltd. (Chemicals)                             4,329,252
------------------------------------------------------------------------------
                                                                     8,389,412
------------------------------------------------------------------------------

             UNITED KINGDOM-0.69%

   2,700,000 Burton Group PLC (Retail-Stores)                        4,300,790
------------------------------------------------------------------------------
   1,075,000 Danka Business Systems PLC-ADR (Office
              Automation)                                           36,012,500
------------------------------------------------------------------------------
     390,000 Granada Group PLC (Leisure & Recreation)                4,165,138
------------------------------------------------------------------------------
     210,000 Thorn EMI PLC (Leisure & Recreation)                    4,890,593
------------------------------------------------------------------------------
                                                                    49,369,021
------------------------------------------------------------------------------
               Total Foreign Stocks & Other Equity Interests       295,790,213
------------------------------------------------------------------------------

                           C O N S T E L L A T I O N


 PRINCIPAL
 AMOUNT                                                          MARKET VALUE
                MASTER NOTE AGREEMENT-1.07%

 $76,500,000    Citicorp Securities, Inc., 6.125%,
                 03/11/96(b)                                    $   76,500,000
-------------------------------------------------------------------------------

                REPURCHASE AGREEMENTS-4.27%(c)

  43,781,167    Daiwa Securities America, Inc., 5.90%,
                 11/01/95(d)                                        43,781,167
-------------------------------------------------------------------------------
 261,000,000    Goldman, Sachs & Co. Inc., 5.90%, 11/01/95(e)      261,000,000
-------------------------------------------------------------------------------
                Total Repurchase Agreements                        304,781,167
-------------------------------------------------------------------------------

                U.S. TREASURY SECURITIES-3.77%

 195,000,000(g) U.S. TREASURY BILLS-3.06%(f)
                 5.48%, 11/16/95                                   194,561,135
-------------------------------------------------------------------------------
  25,000,000    5.22%, 06/27/96                                     24,132,000
-------------------------------------------------------------------------------
                                                                   218,693,135
-------------------------------------------------------------------------------

                U.S. TREASURY NOTES-0.71%

  15,000,000    5.50%, 04/30/96                                     15,000,900
-------------------------------------------------------------------------------
  35,000,000    7.625%, 04/30/96                                    35,357,000
-------------------------------------------------------------------------------
                                                                    50,357,900
-------------------------------------------------------------------------------
                Total U.S. Treasury Securities                     269,051,035
-------------------------------------------------------------------------------
                TOTAL INVESTMENTS-100.35%                        7,164,004,151
-------------------------------------------------------------------------------
                OTHER ASSETS LESS LIABILITIES-(0.35)%              (24,736,094)
-------------------------------------------------------------------------------
                NET ASSETS-100.00%                              $7,139,268,057
===============================================================================

Abbreviation:

ADR--American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on October 31, 1995.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102 percent of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the investment advisor.
(d) Joint repurchase agreement entered into 10/31/95 with a maturing value of $401,494,641. Collateralized by $353,853,000 U.S. Treasury obligations, 8.375% due 08/15/08.
(e) Joint repurchase agreement entered into 10/31/95 with a maturing value of $360,681,783. Collateralized by $341,411,000 U.S. Treasury obligations, 5.625% to 12.00% due 11/15/95 to 02/15/25.
(f) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(g) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.

See Notes to Financial Statements.

                           C O N S T E L L A T I O N

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1995


ASSETS:

Investments, at market value (cost $5,084,052,318)        $7,164,004,151
------------------------------------------------------------------------
Foreign currencies, at market value (cost $13,642,266)        13,495,706
------------------------------------------------------------------------
Receivables for:
  Investments sold                                            28,101,604
------------------------------------------------------------------------
  Capital stock sold                                          50,215,325
------------------------------------------------------------------------
  Dividends and interest                                       1,095,114
------------------------------------------------------------------------
Investment for deferred compensation plan                         35,624
------------------------------------------------------------------------
Other assets                                                     100,373
------------------------------------------------------------------------
    Total assets                                           7,257,047,897
------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                                       57,630,332
------------------------------------------------------------------------
  Capital stock reacquired                                    50,907,595
------------------------------------------------------------------------
  Variation margin                                             1,239,750
------------------------------------------------------------------------
  Deferred compensation                                           35,624
------------------------------------------------------------------------
Accrued advisory fees                                          3,602,549
------------------------------------------------------------------------
Accrued administrative services fees                              14,663
------------------------------------------------------------------------
Accrued directors' fees                                            3,850
------------------------------------------------------------------------
Accrued distribution fees                                      2,624,668
------------------------------------------------------------------------
Accrued transfer agent fees                                      439,464
------------------------------------------------------------------------
Accrued operating expenses                                     1,281,345
------------------------------------------------------------------------
    Total liabilities                                        117,779,840
------------------------------------------------------------------------
Net assets applicable to shares outstanding               $7,139,268,057
========================================================================

NET ASSETS:

Class A                                                   $7,000,350,013
========================================================================
Institutional Class                                       $  138,918,044
========================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
 Authorized                                                  750,000,000
------------------------------------------------------------------------
 Outstanding                                                 295,483,948
========================================================================
Institutional Class:
 Authorized                                                  200,000,000
========================================================================
 Outstanding                                                   5,775,803
========================================================================

CLASS A:

 Net asset value and redemption price per share                   $23.69
========================================================================
 Offering price per share:
  (Net asset value of $23.69 divided by 94.50%)                   $25.07
========================================================================

INSTITUTIONAL CLASS:

 Net asset value, offering and redemption price per share         $24.05
========================================================================

See Notes to Financial Statements.

                           C O N S T E L L A T I O N

STATEMENT OF OPERATIONS

For the year ended October 31, 1995

INVESTMENT INCOME:

Dividends (net of $322,914 foreign withholding tax)        $   14,062,451
--------------------------------------------------------------------------
Interest                                                       27,896,762
--------------------------------------------------------------------------
   Total investment income                                     41,959,213
--------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                  31,803,884
--------------------------------------------------------------------------
Administrative services fees                                      173,257
--------------------------------------------------------------------------
Custodian fees                                                    568,906
--------------------------------------------------------------------------
Directors' fees                                                    44,198
--------------------------------------------------------------------------
Distribution fees-Class A                                      14,905,705
--------------------------------------------------------------------------
Transfer agent fees-Class A                                     9,158,530
--------------------------------------------------------------------------
Transfer agent fees-Institutional Class                             5,273
--------------------------------------------------------------------------
Other                                                           2,078,095
--------------------------------------------------------------------------
   Total expenses                                              58,737,848
--------------------------------------------------------------------------
Less fees waived by advisor                                      (761,655)
--------------------------------------------------------------------------
   Net expenses                                                57,976,193
--------------------------------------------------------------------------
Net investment income (loss)                                  (16,016,980)
--------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENT SECURITIES,
 FOREIGN CURRENCIES AND FUTURES CONTRACTS:

Net realized gain on sales of:
  Investment securities                                       198,443,948
--------------------------------------------------------------------------
  Foreign currencies                                              225,354
--------------------------------------------------------------------------
  Futures contracts                                            38,758,395
--------------------------------------------------------------------------
                                                              237,427,697
--------------------------------------------------------------------------

Unrealized appreciation (depreciation) of:

  Investment securities                                     1,310,161,937
--------------------------------------------------------------------------
  Foreign currencies                                             (529,855)
--------------------------------------------------------------------------
  Futures contracts                                            (2,597,985)
--------------------------------------------------------------------------
                                                            1,307,034,097
--------------------------------------------------------------------------
Net gain on investment securities, foreign currencies and
 futures contracts                                          1,544,461,794
--------------------------------------------------------------------------
Net increase in net assets resulting from operations       $1,528,444,814
==========================================================================

See Notes to Financial Statements.

                           C O N S T E L L A T I O N

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1995 and 1994

                                                   1995            1994
OPERATIONS:

  Net investment income (loss)                $  (16,016,980) $   (4,773,452)
-----------------------------------------------------------------------------
  Net realized gain on sales of investment
   securities,
   foreign currencies and futures contracts      237,427,697     113,271,698
-----------------------------------------------------------------------------
  Unrealized appreciation of investment
   securities,
   foreign currencies and futures contracts    1,307,034,097     137,121,005
-----------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                 1,528,444,814     245,619,251
-----------------------------------------------------------------------------
Distributions to shareholders from net
 realized gains on investment securities:
  Class A                                       (107,823,749)             --
-----------------------------------------------------------------------------
  Institutional Class                             (1,218,145)             --
-----------------------------------------------------------------------------
Share transactions - net:
  Class A                                      1,878,176,040     726,623,024
-----------------------------------------------------------------------------
  Institutional Class                             75,813,810      24,797,834
-----------------------------------------------------------------------------
   Net increase in net assets                  3,373,392,770     997,040,109
-----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                          3,765,875,287   2,768,835,178
-----------------------------------------------------------------------------
  End of period                               $7,139,268,057  $3,765,875,287
=============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)  $4,828,771,443  $2,890,417,744
-----------------------------------------------------------------------------
  Undistributed net investment income (loss)         (54,010)             --
-----------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investment securities, foreign currencies
   and futures contracts                         231,637,155     103,578,171
-----------------------------------------------------------------------------
  Unrealized appreciation of investment
   securities, foreign currencies and futures
   contracts                                   2,078,913,469     771,879,372
-----------------------------------------------------------------------------
                                              $7,139,268,057  $3,765,875,287
=============================================================================

See Notes to Financial Statements.

                           C O N S T E L L A T I O N

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NOTES TO FINANCIAL STATEMENTS

October 31, 1995

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM Constellation Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of four diversified portfolios:
AIM Constellation Fund, AIM Weingarten Fund, AIM Charter Fund and AIM Aggressive Growth Fund. The Fund currently offers two different classes of shares: the Class A shares (formerly "Retail Class") and the Institutional Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the specific identification of securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1995, $326,819 was reclassified from undistributed net realized gains to undistributed net investment income (loss) as a result of differing book/tax treatments of foreign currency transactions. In addition, $15,636,151 was reclassified from net investment income (loss) to paid-in capital as a result of a net operating tax loss. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to both classes, e.g. advisory fees, are allocated between them.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
F. Foreign Currency Contracts - A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
G. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by

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

   "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has agreed to voluntarily waive a portion of its advisory fees paid by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. AIM will receive a fee calculated at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion. During the year ended October 31, 1995, AIM waived fees of $761,655. The waiver is entirely voluntary and the Board of Directors would be advised of any decision by AIM to discontinue the waiver. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM. These agreements require AIM to reduce its fees or, if necessary, make payments to the Fund to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund's shares are qualified for sale.
   The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1995, AIM was reimbursed $173,257 for such services.
   The Fund, pursuant to a transfer agency and services agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency services to the Class A shares. During the year ended October 31, 1995, AFS was paid $4,943,213 for such services. During the year ended October 31, 1995, the Fund paid A I M Institutional Fund Services, Inc. ("AIFS") with respect to the Institutional Class $2,790 for shareholder and transfer agency services. Effective July 1, 1995, AIFS became the exclusive transfer agent for the Institutional Class of the Fund.
   The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares and a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Class. The Company has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), with respect to the Class A shares, whereby the Fund pays AIM Distributors an annual rate of 0.30% of the Class A shares average daily net assets as compensation for services related to the sales and distribution of the Class A shares. The Plan provides that payments to dealers and financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class A shares, in amounts of up to 0.25% of the average net assets of the Class A shares attributable to the customers of such dealers or financial institutions, may be characterized as a service fee. The Plan also provides that payments in excess of service fees are characterized as an asset-based sales charge under the Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Fund's Class A shares. During the year ended October 31, 1995, the Class A shares paid AIM Distributors $14,905,705 as compensation under the Plan.
   AIM Distributors received commissions of $13,146,761 from Class A capital stock transactions during the year ended October 31, 1995. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of capital stock. Certain officers and directors of the Company are officers and directors of AIM, AIM Capital, AIM Distributors, AFS, AIFS and FMC.
   During the year ended October 31, 1995 the Fund paid legal fees of $14,394 for services rendered by Kramer, Levin, Naftalis, Nessen, Kamin & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES

Director's fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

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

NOTE 4 - BANK BORROWINGS

The Fund has a $83,100,000 committed line of credit with a financial institution syndicate with Chemical Bank of New York as the administrative agent. Interest on borrowings under the line of credit is payable on maturity or prepayment date. During the period July 20, 1995 (effective date of Credit Agreement) through October 31, 1995, the Fund did not borrow under the line of credit agreement. The Fund is charged a commitment fee, payable quarterly, at the rate of 1/10 of 1% per annum on the unused balance of the Fund's commitment.

NOTE 5 - AFFILIATED COMPANY TRANSACTIONS

Affiliated issuers, as defined in the 1940 Act, are issuers in which the Fund held 5% or more of the outstanding voting securities. A summary of transactions for each issuer who is or was an affiliate at or during the year ended October 31, 1995, is as follows:

                        SHARE                                              SHARE      MARKET
                       BALANCE                                            BALANCE      VALUE
                     OCTOBER 31, PURCHASES            REALIZED DIVIDEND OCTOBER 31, OCTOBER 31,
NAME OF ISSUER:         1994       COST    SALES COST   GAIN    INCOME     1995        1995
Roosevelt Financial
 Group, Inc.           315,000       $0    $4,779,251 $392,937 $30,943       $0          $0
===============================================================================================

NOTE 6 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1995 was $4,071,335,941 and $2,213,924,196, respectively. The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1995, on a tax basis, is as follows:

Aggregate unrealized appreciation of investment securities    $2,178,971,166
-----------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (99,425,248)
-----------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $2,079,545,918
=============================================================================

Cost of investments for tax purposes is $5,084,458,233.

NOTE 7- FUTURES CONTRACT

On October 31, 1995, $9,668,000 U.S. Treasury bills were pledged as collateral to cover margin requirements for futures contracts.

 Futures contracts outstanding at October 31, 1995:
  (Contracts--$500 times index/delivery month/commitment)

                                         UNREALIZED
                                        APPRECIATION
                                       (DEPRECIATION)
S&P 500 Index 370 contracts/Dec95/Buy    $  749,250
S&P 500 Index 500 contracts/Mar96/Buy    (1,642,375)
=====================================================

NOTE 8 - CAPITAL STOCK

Changes in the capital stock outstanding for the years ended October 31, 1995 and 1994 were as follows:

                                    1995                          1994
                        -----------------------------  ---------------------------
                           SHARES         AMOUNT         SHARES         AMOUNT
                        ------------  ---------------  -----------  --------------
Sold:
 Institutional Class       5,036,915  $   105,368,663    1,908,947  $   33,070,778
-----------------------------------------------------------------------------------
 Class A                 214,014,863    4,411,919,689  100,598,652   1,751,901,830
-----------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
 Institutional Class          60,580        1,019,563           --              --
-----------------------------------------------------------------------------------
 Class A                   6,006,043       99,940,399           --              --
-----------------------------------------------------------------------------------
Reacquired:
 Institutional Class      (1,476,157)     (30,574,416)    (474,909)     (8,272,944)
-----------------------------------------------------------------------------------
 Class A                (128,002,913)  (2,633,684,048) (58,902,798) (1,025,278,806)
-----------------------------------------------------------------------------------
                          95,639,331  $ 1,953,989,850   43,129,892  $  751,420,858
===================================================================================

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

NOTE 9 - FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a share outstanding of the Institutional Class during the three-year period ended October 31, 1995 and the period April 8, 1992 (date operations commenced) through October 31, 1992.

                                      1995        1994     1993     1992
                                    --------     -------  -------  ------
Net asset value, beginning of
 period                               $18.49      $17.13   $13.27  $12.29
----------------------------------  --------     -------  -------  ------
Income from investment operations:
 Net investment income (loss)           0.02        0.03       --   (0.01)
----------------------------------  --------     -------  -------  ------
 Net gains on securities (both
  realized and unrealized)              6.06        1.33     3.86    0.99
----------------------------------  --------     -------  -------  ------
 Total from investment operations       6.08        1.36     3.86    0.98
----------------------------------  --------     -------  -------  ------
Less distributions:
 Distributions from capital gains      (0.52)         --       --      --
----------------------------------  --------     -------  -------  ------
Net asset value, end of period        $24.05      $18.49   $17.13  $13.27
==================================  ========     =======  =======  ======
Total return(a)                        34.09%       7.94%   29.09%   7.97%
==================================  ========     =======  =======  ======
Net assets, end of period (000s
 omitted)                           $138,918     $39,847  $12,338  $3,087
==================================  ========     =======  =======  ======
Ratio of expenses to average net
 assets                                 0.66%(b)    0.69%    0.87%   0.91%(c)
==================================  ========     =======  =======  ======
Ratio of net investment income
 (loss) to average net assets           0.18%(b)    0.36%    0.04%  (0.12)%(c)
==================================  ========     =======  =======  ======
Portfolio turnover rate                   45%         79%      70%     62%
==================================  ========     =======  =======  ======

(a) For periods less than one year, total return is not annualized.
(b) After waiver of advisory fees. Ratios of expenses and net investment income to average net assets prior to waiver of advisory fees were 0.68% and 0.16%, respectively. Ratios are based on average net assets of $78,053,151.
(c) After expense reimbursements. Annualized.

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